UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30

Date of Reporting Period

Item 1. Schedule of Investments

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

			SHARES	COST	FAIR VALUE
Equities — 0.6%*:
Common Stocks — 0.5%*:
Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.+ ¤			310	$—	$—
Tunstall Group Holdings Ltd.+ ¤			469	—	—

Total Healthcare, Education and Childcare			779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤			2,007	—	—

Oil and Gas — 0.5%*:
Fieldwood Energy LLC			26,365	568,599	1,344,615
Fieldwood Energy LLC			6,469	226,415	329,919
Sabine Oil & Gas LLC¤			387	22,597	19,350
Southcross Energy Holdings LP¤			22	—	—
Southcross Energy Partners LP			22	5,500	4,950
Templar Energy LLC¤			8,762	50,648	8,762
Templar Energy LLC¤			6,069	60,686	36,412

Total Oil and Gas			48,096	934,445	1,744,008

Total Common Stocks			50,882	934,445	1,744,008

Preferred Stock — 0.1%*:
Farming and Agriculture — 0.1%*:
Pinnacle Agriculture Holdings A 2¤			259,648	173,408	160,982

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤			449	—	4,781
Appvion Holdings Corp. (exp. June 13, 2023)¤			449	—	—

Total Diversified/Conglomerate Manufacturing			898	—	4,781

Oil and Gas — 0.0%*:
Sabine Oil & Gas LLC Warrants¤			219	595	1,095
Sabine Oil & Gas LLC Warrants¤			1,230	5,523	7,380

Total Oil and Gas			1,449	6,118	8,475

Total Warrants			2,347	6,118	13,256

Total Equities			312,877	1,113,971	1,918,246

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 94.5%*:
Bank Loans — 84.8%*§:
Aerospace and Defense — 0.1%*:
Doncasters Finance US LLC, 3M LIBOR + 3.500%	5.89%	4/9/2020	444,902	426,860	410,644

Automobile — 1.1%*:
DexKo Global, Inc., 2M LIBOR + 3.500%	5.73	7/24/2024	308,299	310,627	310,226
NN, Inc., 1M LIBOR + 3.750%	5.99	10/19/2022	1,342,102	1,345,303	1,345,457
US Farathane LLC, 3M LIBOR + 3.500%	5.89	12/23/2021	1,974,026	1,983,838	1,981,429

Total Automobile			3,624,427	3,639,768	3,637,112

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Beverage, Food and Tobacco — 3.0%*:
8th Avenue Food & Provisions, Inc., LIBOR + 3.750%	6.15%	9/20/2025	176,483	$176,042	$177,918
Amphora Finance Ltd., 3M LIBOR + 4.750%	5.47	5/29/2025	500,000	660,926	653,329
CTI Foods Holding Co. LLC, 1M LIBOR + 3.500%	6.10	6/29/2020	1,371,857	1,367,447	1,123,208
Deoleo, S.A., EURIBOR + 3.500%	4.50	6/11/2021	500,000	597,068	385,080
IRB Holding Corp., 1M LIBOR + 3.250%	5.46	2/5/2025	1,866,479	1,880,520	1,867,655
JBS USA LLC, 3M LIBOR + 2.500%	4.84	10/30/2022	1,928,668	1,923,871	1,932,410
Labeyrie Fine Foods SAS, EURIBOR + 4.250%	4.25	5/23/2023	500,000	553,718	584,154
Refresco Group B.V., EURIBOR + 3.250%	3.25	3/28/2025	1,000,000	1,165,711	1,151,379
Refresco Group B.V., EURIBOR + 3.250%	5.56	3/28/2025	159,042	158,301	158,644
Sigma Bidco B.V., EURIBOR + 3.500%	3.50	7/2/2025	1,000,000	1,146,191	1,156,279
Sigma Bidco B.V., LIBOR + 4.000%+	4.80	3/31/2025	500,000	645,203	646,649

Total Beverage, Food and Tobacco			9,502,529	10,274,998	9,836,705

Broadcasting and Entertainment — 3.0%*:
All3Media International, 6M LIBOR + 4.250%	5.25	6/30/2021	1,500,000	2,305,332	1,958,522
AP NMT Acquisition B.V., EURIBOR + 6.000%	7.00	8/13/2021	522,704	637,425	607,948
AP NMT Acquisition B.V., 3M LIBOR + 5.750%	8.15	8/13/2021	2,078,427	2,039,549	2,078,427
AP NMT Acquisition B.V., 3M LIBOR + 9.000%	11.34	8/13/2022	182,721	164,021	182,872
DLG Acquisitions Ltd., EURIBOR + 7.250%	8.25	6/30/2022	500,000	673,610	581,704
Imagina Media Audiovisual, S.L., EURIBOR + 4.500%+	4.50	6/20/2025	187,394	212,644	217,167
Imagina Media Audiovisual, S.L., EURIBOR + 4.500%	4.50	6/26/2025	312,606	354,727	362,273
Imagina Media Audiovisual, S.L., EURIBOR + 7.500%	7.50	10/31/2025	500,000	537,501	548,596
Intelsat Jackson Holdings S.A., 3M LIBOR + 3.750%	5.98	11/27/2023	750,000	747,886	752,602
Technicolor S.A., EURIBOR + 3.000%	3.00	12/6/2023	500,000	538,628	541,630
Univision Communications, Inc., 1M LIBOR + 2.750%	4.99	3/15/2024	1,986,439	1,968,454	1,930,322

Total Broadcasting and Entertainment			9,020,291	10,179,777	9,762,063

Buildings and Real Estate — 2.4%*:
Core & Main L.P., 6M LIBOR + 3.000%	5.32	8/1/2024	1,488,750	1,499,445	1,493,097
GYP Holdings III Corp., 1M LIBOR + 2.750%	5.15	6/1/2025	2,000,000	1,995,000	1,994,160
LSF10 Impala Investments S.a r.l., EURIBOR + 4.750%+	4.75	7/31/2025	500,000	574,899	582,946
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	4.99	11/15/2023	1,451,381	1,451,505	1,454,110

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Buildings and Real Estate (continued):
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.44%	5/23/2025	2,453,395	$2,437,537	$2,434,479

Total Buildings and Real Estate			7,893,526	7,958,386	7,958,792

Cargo Transport — 0.7%*:
CEVA Group PLC, 3M LIBOR + 3.750%+	6.14	7/24/2025	390,085	388,170	391,547
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	5.24	7/31/2022	1,944,914	1,948,526	1,944,914

Total Cargo Transport			2,334,999	2,336,696	2,336,461

Chemicals, Plastics and Rubber — 7.0%*:
Albaugh LLC, 1M LIBOR + 3.500%	5.74	12/23/2024	696,468	700,611	694,434
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%	3.25	9/13/2023	685,990	776,694	795,975
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%	5.57	9/13/2023	419,178	417,688	420,750
Allnex USA, Inc., 3M LIBOR + 3.250%	5.57	9/13/2023	315,805	314,682	316,989
Alpha 3 B.V., 3M LIBOR + 3.000%	5.39	1/31/2024	1,552,566	1,561,771	1,560,717
Archroma Finance Sarl, EURIBOR + 4.000%	4.00	8/11/2024	1,000,000	1,152,429	1,159,111
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	7.49	4/5/2024	291,493	290,344	291,677
Azelis Finance S.A., EURIBOR + 4.000%+	4.00	7/31/2025	500,000	582,363	584,299
Colouroz Investment 1 GmbH, EURIBOR + 3.0000%	3.75	9/7/2021	328,813	388,186	365,623
Diamond B.V., EURIBOR + 3.2500%	3.25	9/6/2024	994,994	1,160,444	1,136,627
Flint Group GmbH, LIBOR + 3.000%	3.75	9/7/2021	263,539	311,126	293,042
Flint Group GmbH, 3M LIBOR + 3.000%	5.34	9/7/2021	276,943	266,652	264,827
Flint Group US LLC, 3M LIBOR + 3.000%	5.34	9/7/2021	2,338,003	2,240,539	2,235,715
GrafTech Finance, Inc., 1M LIBOR + 3.500%	5.74	2/12/2025	1,907,223	1,903,276	1,919,143
Ineos US Finance LLC, EURIBOR + 2.000%	2.50	3/31/2024	996,237	1,153,886	1,154,797
MacDermid, Inc., EURIBOR + 2.500%	3.25	6/7/2020	412,929	485,460	479,944
Novacap S.A., EURIBOR + 3.500%	3.50	6/22/2023	1,000,000	1,133,356	1,155,977
Pinnacle Operating Corp., 1M LIBOR + 7.250%	9.49	11/15/2021	719,158	682,571	643,646
Schenectady International Group, Inc., LIBOR + 4.750%	7.15	8/10/2025	1,922,234	1,885,810	1,927,040
Solenis International LP, 3M LIBOR + 4.000%	6.31	12/26/2023	639,750	633,597	644,612
Solenis International LP, 3M LIBOR + 8.500%	10.81	6/26/2024	376,263	365,459	370,619
Starfruit Finco B.V., EURIBOR + 3.750%+	3.75	9/20/2025	500,000	587,575	585,100
Starfruit Finco B.V., LIBOR + 3.250%+	5.65	9/20/2025	2,486,881	2,486,322	2,496,381
Tronox Blocked Borrower LLC, 3M LIBOR + 3.000%	5.24	9/22/2024	479,216	477,155	480,913
Tronox Finance LLC, 3M LIBOR + 3.000%	5.24	9/22/2024	1,105,884	1,101,126	1,109,799

Total Chemicals, Plastics and Rubber			22,209,567	23,059,122	23,087,757

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Containers, Packaging and Glass — 3.0%*:
Albea Beauty Holdings S.A., EURIBOR + 4.000%	5.20%	4/22/2024	619,180	$618,464	$615,823
BWAY Holding Co., 1M LIBOR + 3.250%	5.58	4/3/2024	2,478,725	2,472,810	2,475,626
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	5.26	12/29/2023	1,579,940	1,594,909	1,578,187
Horizon Holdings III S.A.S., EURIBOR + 2.750%	2.75	10/29/2022	1,390,909	1,661,689	1,610,733
ProAmpac PG Borrower LLC, 1M LIBOR + 3.500%	5.78	11/18/2023	736,875	739,612	739,086
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.81	11/18/2024	750,000	741,361	751,252
Reynolds Group Holdings, Inc., LIBOR + 2.750%	4.99	2/5/2023	1,994,924	2,004,817	2,003,303

Total Containers, Packaging and Glass			9,550,553	9,833,662	9,774,010

Diversified/Conglomerate Manufacturing — 2.9%*:
Brookfield WEC Holdings, Inc., 1M LIBOR + 3.750%	5.99	8/1/2025	2,075,308	2,089,370	2,100,212
LTI Holdings, Inc., 1M LIBOR + 3.500%	5.74	9/6/2025	1,443,926	1,446,099	1,449,341
Misys Europe SA, EURIBOR + 3.250%	4.25	6/13/2024	470,523	510,325	549,972
PCF GmbH, EURIBOR + 3.250%	5.00	8/1/2024	500,000	525,407	575,689
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.99	4/26/2024	1,585,138	1,586,529	1,583,823
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.64	7/10/2020	939,094	915,624	834,038
Wilsonart LLC, 3M LIBOR + 3.250%	5.64	12/19/2023	604,869	605,401	606,949
Xella International GmbH, EURIBOR + 3.500%	4.00	4/11/2024	1,500,000	1,830,425	1,743,021

Total Diversified/Conglomerate Manufacturing			9,118,858	9,509,180	9,443,045

Diversified/Conglomerate Service — 8.4%*:
Almonde, Inc., 3M LIBOR + 3.500%	5.89	6/13/2024	1,526,909	1,526,012	1,527,367
Almonde, Inc., 3M LIBOR + 7.250%	9.64	6/13/2025	752,587	765,262	744,595
BrightView Landscapes LLC, 1M LIBOR + 2.500%	4.75	8/15/2025	177,382	176,945	178,102
EAB Global, Inc., LIBOR + 3.750%	6.25	11/15/2024	753,314	750,009	740,131
GTCR Valor Cos., Inc., 3M LIBOR + 3.250%	5.64	6/16/2023	445,891	444,989	447,879
Hyland Software, Inc., 1M LIBOR + 3.250%	5.49	7/1/2022	987,469	995,072	993,226
I-Logic Technologies Bidco Ltd., 1M LIBOR + 4.000%	6.24	12/23/2024	1,490,233	1,488,477	1,482,782
Infor (US), Inc., EURIBOR + 2.250%	3.25	2/1/2022	489,842	580,742	570,051
Infor (US), Inc., 3M LIBOR + 2.750%	5.14	2/1/2022	1,465,780	1,466,598	1,469,210
Informatica LLC, 1M LIBOR + 3.250%	5.49	8/5/2022	1,392,372	1,395,563	1,403,246
Kronos, Inc., 3M LIBOR + 3.500%	5.34	11/1/2023	1,587,055	1,590,479	1,594,403
MH Sub I LLC, 3M LIBOR + 3.750%	5.92	9/13/2024	3,059,157	3,066,845	3,078,277
Project Leopard Holdings, Inc., 1M LIBOR + 4.000%	6.24	7/7/2023	1,495,303	1,502,716	1,499,041
Red Ventures LLC, 1M LIBOR + 4.000%	6.24	11/8/2024	2,659,172	2,683,183	2,688,264
TierPoint LLC, 1M LIBOR + 3.750%	5.99	5/6/2024	36,845	36,689	36,396

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
TMF Group Holding B.V., EURIBOR + 3.250%	3.25%	5/5/2025	1,000,000	$1,176,271	$1,163,407
Travelport Finance (Luxembourg) Sarl, 3M LIBOR + 2.500%	4.81	3/17/2025	1,907,373	1,900,549	1,907,373
Verisure Holding AB, EURIBOR + 3.000%	3.00	10/20/2022	2,700,000	3,091,945	3,128,128
Vertafore, Inc., 1M LIBOR + 3.250%	5.49	7/2/2025	2,000,000	1,998,900	2,008,000
Vertafore, Inc., 1M LIBOR + 7.250%	9.49	7/2/2026	1,000,000	990,255	1,006,880

Total Diversified/Conglomerate Service			26,926,684	27,627,501	27,666,758

Ecological — 0.6%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.39	5/31/2022	390,426	388,611	381,154
Emerald US, Inc., 3M LIBOR + 4.000%	6.39	5/9/2021	594,584	566,999	595,576
PHS Group Ltd., 1M LIBOR + 5.250%	6.25	12/20/2021	764,450	977,889	998,626

Total Ecological			1,749,460	1,933,499	1,975,356

Electronics — 5.7%*:
EXC Holdings III Corp., 3M LIBOR + 3.500%	5.89	12/2/2024	493,441	498,646	496,525
First Data Corp., 1M LIBOR + 2.000%	4.21	4/26/2024	1,500,000	1,500,000	1,501,065
ION Trading Technologies Sarl, EURIBOR + 3.250%+	4.25	11/21/2024	1,393,989	1,576,726	1,605,349
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.39	11/21/2024	1,721,656	1,701,250	1,713,582
Omnitracs, Inc., 3M LIBOR + 2.750%	5.12	3/21/2025	4,521,254	4,510,837	4,504,299
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.49	5/30/2025	1,246,875	1,246,875	1,243,758
RP Crown Parent LLC, 1M LIBOR + 3.000%	4.99	10/12/2023	1,746,896	1,743,316	1,753,814
Sophia LP, LIBOR + 3.250%	5.66	9/30/2022	1,994,856	2,004,830	2,003,174
Veritas Bermuda Ltd., EURIBOR + 4.500%	5.50	1/27/2023	788,000	878,542	884,313
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.78	1/27/2023	1,280,500	1,276,755	1,246,887
Wall Street Systems Delaware, Inc., EURIBOR + 3.000%	4.00	11/21/2024	496,250	583,220	581,213
Wall Street Systems Delaware, Inc., 1M LIBOR + 3.000%	5.39	11/21/2024	1,154,056	1,154,056	1,162,527

Total Electronics			18,337,773	18,675,053	18,696,506

Farming and Agriculture — 1.0%*:
Dole Food Co. Inc., 1M LIBOR + 2.750%	4.97	4/6/2024	3,442,506	3,454,234	3,440,062

Finance — 2.7%*:
Edelman Financial Center LLC, 3M LIBOR + 3.250%	5.59	7/21/2025	653,967	650,783	659,009
Edelman Financial Center LLC, 3M LIBOR + 6.750%	9.09	7/20/2026	337,346	335,698	344,093
Evergood 4 ApS, EURIBOR + 3.750%+	3.75	2/6/2025	500,000	579,393	583,103
Franklin Square Holdings LP, 1M LIBOR + 2.500%	4.63	8/1/2025	567,273	564,494	569,758
NAB Holdings LLC, 3M LIBOR + 3.000%	5.39	7/1/2024	992,506	994,159	980,100
Nets Holding A/S, EURIBOR + 3.250%	3.00	2/6/2025	440,972	522,706	512,185
NFP Corp., 1M LIBOR + 3.000%	5.22	1/8/2024	2,522,031	2,540,095	2,519,509

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Finance (continued):
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.24%	5/1/2024	2,614,210	$2,617,556	$2,623,072

Total Finance			8,628,305	8,804,884	8,790,829

Healthcare, Education and Childcare — 12.4%*:
Aenova Holding GmbH, EURIBOR + 4.000%	5.00	9/29/2020	2,000,000	2,272,049	2,288,106
Amedes Holding AG, EURIBOR + 4.750%	4.75	8/19/2022	498,777	576,260	580,554
Amneal Pharmaceuticals LLC, 3M LIBOR + 3.500%	5.75	5/4/2025	1,483,548	1,485,397	1,496,069
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	7.49	7/5/2023	1,546,101	1,534,762	1,552,549
Auris Luxembourg III Sarl, EURIBOR + 4.000%	4.00	7/20/2025	700,000	818,125	819,960
Auris Luxembourg III Sarl, LIBOR + 3.750%	6.15	7/20/2025	1,000,000	995,118	1,011,880
Avantor, Inc., 1M LIBOR + 4.000%	6.24	11/21/2024	1,994,975	2,022,199	2,018,356
Aveanna Healthcare LLC, 1M LIBOR + 5.500%	7.74	6/26/2024	321,784	302,847	319,371
Bausch Health Companies, 1M LIBOR + 3.000%	5.10	6/1/2025	2,469,920	2,473,536	2,481,602
Cerba Healthcare S.A.S., EURIBOR + 3.000%	3.00	4/20/2024	1,000,000	1,172,653	1,157,242
CEVA Sante Animale, EURIBOR + 3.000%	3.00	6/30/2021	1,500,000	1,737,398	1,747,114
Cheplapharm Arzneimittel GmbH, EURIBOR + 4.500%	4.50	6/30/2025	500,000	575,250	585,361
Concordia International Corp., EURIBOR + 5.250%	6.25	6/30/2027	500,000	580,623	578,784
Concordia International Corp., LIBOR + 5.500%	7.90	9/6/2024	1,600,000	1,575,325	1,561,248
Domus Vi SA, EURIBOR + 3.250%	3.25	10/31/2024	500,000	592,175	583,590
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.49	4/29/2024	2,543,736	2,547,866	2,559,100
GHD GesundHeits GmbH Deutschland, EURIBOR + 3.000%+	4.00	8/28/2021	750,000	865,631	856,019
Greatbatch Ltd., 1M LIBOR + 3.250%	5.14	10/27/2022	963,345	970,583	968,846
Horizon Pharma, Inc., 1M LIBOR + 3.250%	5.50	3/29/2024	967,220	972,460	974,474
Indivior Finance Sarl, 3M LIBOR + 4.500%	6.85	12/18/2022	328,212	326,613	325,750
Jaguar Holding Co. II, 1M LIBOR + 2.500%	4.74	8/18/2022	1,487,349	1,491,320	1,488,197
Lifescan Global Corp., 1M LIBOR + 6.0000%	8.40	9/27/2024	400,000	388,000	395,252
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	5.14	9/24/2024	2,084,492	2,078,258	2,072,944
Nidda Healthcare Holding AG, EURIBOR + 3.500%+	3.50	8/21/2024	1,000,000	1,152,416	1,166,879
Nidda Healthcare Holding AG, GBP + 4.500%	4.53	8/21/2024	16,842	22,848	21,964

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.49%	6/30/2025	1,964,770	$1,965,709	$1,971,155
Press Ganey Holdings, Inc., 1M LIBOR + 2.750%	4.99	10/23/2023	1,228,125	1,234,342	1,232,730
Press Ganey Holdings, Inc., 1M LIBOR + 6.500%	8.74	10/21/2024	369,105	372,982	370,951
Radiology Partners Holdings LLC, 1M LIBOR + 4.2500%	6.59	6/21/2025	1,387,034	1,373,532	1,393,969
Riemser Pharma GmbH, EURIBOR + 5.500%	5.50	6/29/2023	500,000	544,524	579,620
Rodenstock GmbH, EURIBOR + 5.250%	5.25	6/30/2021	1,500,000	1,744,202	1,680,621
Team Health Holdings, Inc., 1M LIBOR + 2.750%	4.99	2/6/2024	1,982,393	1,931,524	1,922,921
Tunstall Group Holdings Ltd., 3M LIBOR + 5.000% (PIK 3.000%)	4.34	10/16/2020	519,648	823,187	672,229
Unilabs Holding AB, EURIBOR + 2.750%+	2.75	4/19/2024	500,000	568,038	576,827
Verscend Holding Corp., 1M LIBOR + 4.500%	6.74	8/27/2025	635,040	630,322	640,070

Total Healthcare, Education and Childcare			38,742,416	40,718,074	40,652,304

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.7%*:
Hayward Industries, Inc., LIBOR + 3.50%	5.74	8/5/2024	992,500	998,898	997,959
Keter Group B.V., EURIBOR + 4.250%	5.25	10/31/2023	500,000	547,429	527,239
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.61	11/8/2023	1,704,334	1,698,035	1,537,105
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.13	11/8/2024	474,667	469,195	367,629
SIWF Holdings Inc., 1M LIBOR + 4.250%	6.41	6/15/2025	1,482,910	1,487,931	1,494,031
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	10.24	2/28/2025	646,667	643,929	651,517

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			5,801,078	5,845,417	5,575,480

Hotels and Restaurants — 0.2%*:
Penn National Gaming, Inc., LIBOR + 2.250%	4.65	8/14/2025	622,489	620,956	625,601

Hotels, Motels, Inns and Gaming — 2.7%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	4.99	12/22/2024	1,987,488	1,987,695	1,997,981
Compass IV Ltd., 3M LIBOR + 4.500%	4.50	4/30/2025	500,000	597,956	584,334
Compass IV Ltd., EURIBOR + 8.000%	9.00	4/30/2026	500,000	586,187	576,897
Financiere Sun S.A.S., EURIBOR + 3.250%	3.00	3/14/2023	338,983	404,559	394,068
HNVR Holdco Ltd., EURIBOR + 3.250%	3.25	9/12/2023	992,449	1,125,063	1,151,085
Marriott Ownership Resorts, Inc., 1M LIBOR + 2.250%	4.49	8/29/2025	257,201	255,922	259,131
Richmond UK Bidco Ltd., LIBOR + 4.250%+	4.98	3/3/2024	500,000	632,117	638,992
Rouge Beachhouse B.V., EURIBOR + 4.250%+	4.25	7/25/2025	500,000	583,675	582,702
Stars Group Holdings B.V. (The), 3M LIBOR + 3.500%	5.89	7/10/2025	1,496,250	1,488,986	1,509,417

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Tackle Sarl, EURIBOR + 3.250%	3.25%	8/8/2022	1,000,000	$1,117,023	$1,161,538

Total Hotels, Motels, Inns and Gaming			8,072,371	8,779,183	8,856,145

Insurance — 4.3%*:
Alliant Holdings I, Inc., 1M LIBOR + 3.000%	5.15	5/9/2025	2,804,070	2,816,335	2,812,595
AmWINS Group, Inc., 1M LIBOR + 2.750%	4.96	1/25/2024	1,477,444	1,480,348	1,482,674
AssuredPartners, Inc., 1M LIBOR + 3.250%	5.49	10/22/2024	1,791,293	1,802,645	1,795,019
Asurion LLC, 1M LIBOR + 2.750%	5.24	11/3/2023	1,552,061	1,559,017	1,563,221
GEM Acquisitions, Inc., 3M LIBOR + 3.250%	5.38	3/7/2025	2,059,888	2,060,365	2,057,951
Hub International Ltd., 2M LIBOR + 3.000%	5.34	4/25/2025	1,995,000	1,990,306	1,998,491
Sedgwick Claims Management Services, Inc., 1M LIBOR + 5.750%	8.01	2/28/2022	743,236	744,632	744,634
York Risk Services Holding Corp., 1M LIBOR + 3.750%	5.99	10/1/2021	1,645,931	1,624,204	1,590,726

Total Insurance			14,068,923	14,077,852	14,045,311

Leisure, Amusement, Entertainment — 4.0%*:
Columbus Capital B.V., EURIBOR + 4.750%	4.75	6/30/2024	500,000	569,193	573,269
Crown Finance US, Inc., 1M LIBOR + 2.500%	4.74	2/28/2025	995,000	996,168	993,398
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%	4.74	2/1/2024	1,394,967	1,399,312	1,383,347
Dorna Sports, S.L., EURIBOR + 3.000%	2.75	4/12/2024	478,282	516,807	550,761
International Park Holdings B.V., EURIBOR + 3.500%	3.50	6/13/2024	500,000	580,850	580,113
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	6.75	7/3/2026	2,000,000	1,980,462	2,003,760
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.24	3/31/2024	2,566,271	2,556,348	2,560,934
Vougeot Bidco PLC, EURIBOR + 5.500%+	5.50	7/18/2023	1,000,000	1,164,405	1,164,684
William Morris Endeavor Entertainment, LLC, 2M LIBOR + 2.750%	5.00	5/18/2025	1,919,571	1,914,429	1,914,772
WMG Acquisition Corp., LIBOR + 2.250%	4.37	11/1/2023	1,500,000	1,500,000	1,497,165

Total Leisure, Amusement, Entertainment			12,854,091	13,177,974	13,222,203

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.2%*:
Alison Bidco Sarl, EURIBOR + 4.500%+	5.50	8/29/2021	1,997,399	2,316,378	2,298,789
Alison Bidco Sarl, 1M LIBOR + 4.500%	6.84	8/29/2021	285,739	284,545	278,595
Apex Tool Group LLC, 1M LIBOR + 3.750%	5.99	2/1/2022	1,701,086	1,698,274	1,705,338
Gardner Denver, Inc., 3M LIBOR + 2.750%	4.99	7/30/2024	1,096,428	1,094,130	1,101,801

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic (continued):
Titan Acquisition Ltd., 1M LIBOR + 3.000%	5.24%		3/28/2025	1,990,898	$1,988,712	$1,932,724

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				7,071,550	7,382,039	7,317,247

Mining, Steel, Iron and Non-Precious Metals — 1.8%*:
Big River Steel LLC, 3M LIBOR + 5.000%	7.39		8/23/2023	1,123,970	1,133,191	1,139,425
Boomerang Tube LLC¤ ††	15.00	***	2/2/2020	32,825	32,853	32,825
Boomerang Tube LLC, 1M LIBOR + 15.000%¤ ††	17.24		2/2/2020	126,888	126,888	126,888
Boomerang Tube LLC, 1M LIBOR + 17.500%¤ ††	19.74		2/1/2021	110,517	110,517	—
Boomerang Tube LLC¤ ††	20.00	***	2/2/2020	48,852	47,898	48,852
Boomerang Tube LLC, LIBOR + 18.000%	20.16		12/1/2018	35,784	35,784	35,784
Coronado Coal LLC, LIBOR + 6.500%	8.89		3/29/2025	713,515	693,482	719,758
Covia Holdings Corp., 3M LIBOR + 3.750%	6.14		6/1/2025	1,471,505	1,471,505	1,388,115
Murray Energy Corp., 1M LIBOR + 7.250%	9.49		10/17/2022	185,718	174,462	170,032
US Silica Co., 1M LIBOR + 4.000%	6.25		5/1/2025	2,163,349	2,186,355	2,112,640

Total Mining, Steel, Iron and Non-Precious Metals				6,012,923	6,012,935	5,774,319

Oil and Gas — 2.4%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.84		4/15/2020	1,499,143	1,444,282	1,371,716
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.49		4/11/2023	864,968	365,310	837,575
Floatel International, Ltd., 3M LIBOR + 5.000%	7.24		6/27/2020	392,650	391,496	385,287
Gulf Finance LLC, 3M LIBOR + 5.250%	7.64		8/25/2023	937,388	917,643	783,722
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	9.14		2/28/2023	498,750	496,399	485,034
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.39		2/21/2021	2,079,743	1,570,475	1,971,076
Southcross Holdings Borrower LP, 1M LIBOR + 5.500% (3.500% PIK)	4.50		4/13/2023	22,051	22,051	20,508
UTEX Industries, Inc., 1M LIBOR + 4.000%	6.24		5/22/2021	975,301	888,413	965,139
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.49		5/22/2022	1,000,000	692,850	985,000

Total Oil and Gas				8,269,994	6,788,919	7,805,057

Personal, Food and Miscellaneous — 0.1%*:
Capri Finance LLC, 3M LIBOR + 3.250%	5.59		11/1/2024	498,747	497,541	496,667

Printing and Publishing — 2.0%*:
Ascend Learning LLC, 1M LIBOR + 3.000%	5.24		7/12/2024	695,841	698,186	696,057
Getty Images, Inc., 3M LIBOR + 3.500%	5.74		10/18/2019	2,096,320	2,041,308	2,079,654
Springer Science+Business Media Deutschland GmbH, EURIBOR + 3.2500%	3.75		8/15/2022	1,743,634	2,028,572	2,029,002

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Printing and Publishing (continued):
Springer Science+Business Media Deutschland GmbH, 2M LIBOR + 3.500%	5.89%	8/15/2022	1,662,219	$1,666,498	$1,668,153

Total Printing and Publishing			6,198,014	6,434,564	6,472,866

Retail Stores — 4.3%*:
24 Hour Fitness Worldwide, Inc., 1M LIBOR + 3.500%	5.74	5/24/2025	2,519,542	2,531,049	2,535,289
Ascena Retail Group, Inc., 1M LIBOR + 4.500%	6.75	8/21/2022	1,043,624	906,980	1,008,183
EG Finco Ltd., 3M LIBOR + 4.000%+	6.39	2/7/2025	1,100,101	1,094,949	1,101,135
EG Group Ltd., EURIBOR + 4.000%	4.00	2/6/2025	996,682	1,207,160	1,157,720
EG Group Ltd., 3M LIBOR + 4.000%+	6.39	2/7/2025	223,932	223,415	224,142
Eyemart Express LLC, 1M LIBOR + 3.000%	5.19	8/4/2024	1,572,159	1,577,937	1,578,055
Kirk Beauty One GmbH, EURIBOR + 3.500%	3.50	8/12/2022	1,750,000	2,064,560	1,564,515
Peer Holding III B.V., EURIBOR + 3.500%+	3.50	3/8/2025	1,550,000	1,790,166	1,783,630
Staples, Inc., 3M LIBOR + 4.000%	6.34	9/12/2024	2,235,619	2,220,208	2,234,233
Talbots, Inc., 1M LIBOR + 4.500%	6.74	3/19/2020	316,461	307,643	309,736
Thom Europe S.A.S, EURIBOR + 4.500%	4.50	8/7/2024	500,000	575,850	568,793

Total Retail Stores			13,808,120	14,499,917	14,065,431

Telecommunications — 4.7%*:
Altice US Finance I Corp., 1M LIBOR + 2.250%	4.49	7/28/2025	997,475	996,255	996,228
BMC Software Finance, Inc., LIBOR + 4.250%	6.65	6/30/2025	1,000,000	990,000	1,009,370
CDS Holdco III B.V., EURIBOR + 4.250%	3.75	12/31/2024	500,000	577,027	580,938
Digicel International Finance Ltd., 3M LIBOR + 3.250%	5.57	5/28/2024	424,879	428,091	402,042
Eircom Finco Sarl, EURIBOR + 3.250%	3.25	4/19/2024	1,000,000	1,155,290	1,165,846
GTT Communications, Inc., 1M LIBOR + 2.750%	4.99	5/31/2025	2,005,882	1,996,273	1,988,611
Sprint Communications, Inc., 1M LIBOR + 2.500%	4.75	2/2/2024	2,977,405	2,987,247	2,984,849
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.15	3/9/2023	1,573,292	1,578,636	1,577,870
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.15	3/11/2024	425,482	419,680	412,717
TDC A/S, 1M LIBOR + 3.500%	3.50	6/30/2025	800,000	938,178	934,516
Virgin Media Investment Holdings Ltd., LIBOR - GBP + 3.250%	3.97	11/15/2027	1,250,000	1,725,607	1,628,061
Ziggo Secured Finance B.V., EURIBOR + 3.000%	3.00	4/15/2025	1,000,000	1,153,446	1,160,226
Ziggo Secured Finance Partnership, 1M LIBOR + 2.500%	4.66	4/15/2025	500,000	501,092	490,730

Total Telecommunications			14,454,415	15,446,822	15,332,004

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Utilities — 0.4%*:
Helix Gen Funding LLC, 3M LIBOR + 3.750%	5.99%		6/2/2024	288,838	$289,657	$270,636
Vistra Operations Co. LLC, 1M LIBOR + 3.250%	4.49		12/14/2023	1,070,626	1,078,866	1,072,821

Total Utilities				1,359,464	1,368,523	1,343,457

Total Bank Loans				270,618,975	279,364,336	278,400,192

Corporate Bonds — 9.7%**:
Automobile — 0.3%*:
AA Bond Co. Ltd.	5.50		7/31/2022	700,000	938,033	834,919
RAC Bond Co. PLC	5.00		11/6/2022	200,000	251,130	244,904

Total Automobile				900,000	1,189,163	1,079,823

Beverage, Food and Tobacco — 0.1%*:
Burger King, Inc.^	5.00		10/15/2025	327,000	327,000	313,106

Broadcasting and Entertainment — 0.3%*:
Entertainment One Ltd.	6.88		12/15/2022	100,000	150,195	135,879
Tele Columbus AG	3.88		5/2/2025	600,000	632,703	635,236
VTR Finance BV^	6.88		1/15/2024	211,000	213,693	214,693

Total Broadcasting and Entertainment				911,000	996,591	985,808

Buildings and Real Estate — 0.2%*:
Miller Homes Group Holdings PLC, 3M GBP LIBOR + 5.250%	6.00	#	10/15/2023	500,000	666,301	655,682

Cargo Transport — 0.0%*:
WFS Global Holding SAS	9.50		7/15/2022	100,000	113,435	121,620

Chemicals, Plastics and Rubber — 0.4%*:
Kronos International, Inc.	3.75		9/15/2025	750,000	846,776	840,237
Monitchem HoldCo 3 SA, 3 mo. EURIBOR + 4.750%	4.43	#	6/15/2021	150,000	174,959	173,160
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	457,118	336,682

Total Chemicals, Plastics and Rubber				1,278,294	1,478,853	1,350,079

Containers, Packaging and Glass — 0.5%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.^	4.63		5/15/2023	500,000	502,167	495,000
BWAY Holding Co.	4.75		4/15/2024	350,000	404,810	416,527
BWAY Holding Co.^	5.50		4/15/2024	300,000	300,000	295,125
Guala Closures SpA	3.19		4/15/2024	100,000	117,465	116,709
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	177,110

Total Containers, Packaging and Glass				1,428,000	1,502,442	1,500,471

Diversified/Conglomerate Manufacturing — 0.1%*:
Appvion ESC¤ ^	9.00		6/1/2020	460,000	462,995	—
Fabric BC SpA, 3M EURIBOR + 4.125%	4.13	#	11/30/2024	250,000	283,854	287,360
Galapagos S.A., 3 mo. EURIBOR + 4.750%	4.43	#	6/15/2021	200,000	272,630	209,063

Total Diversified/Conglomerate Manufacturing				910,000	1,019,479	496,423

Diversified/Conglomerate Service — 1.3%*:
ADT Security Corp. (The)	6.25		10/15/2021	1,000,000	1,052,985	1,049,010

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service (continued):
Algeco Global Finance PLC, 3 mo. EURIBOR + 6.250%	6.25	#%	2/15/2023	150,000	$182,243	$176,639
Algeco Global Finance PLC	6.50		2/15/2023	450,000	549,894	550,958
Carlson Travel, Inc., 3 mo. EURIBOR + 4.750%	4.75	#	6/15/2023	1,200,000	1,369,117	1,398,290
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	220,000	220,000	235,290
Sabre GLBL, Inc.^	5.38		4/15/2023	561,000	568,429	564,467
TeamSystem SpA, 3 mo. EURIBOR + 4.000%	4.00	#	4/15/2023	400,000	492,740	466,554

Total Diversified/Conglomerate Service				3,981,000	4,435,408	4,441,208

Electronics — 0.3%*:
First Data Corp.^	5.00		1/15/2024	179,000	178,192	180,119
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	863,003	793,715

Total Electronics				996,000	1,041,195	973,834

Finance — 1.9%*:
Arrow Global Finance PLC, 3 mo. EURIBOR + 3.750%	3.75	#	3/1/2026	400,000	496,520	448,816
Arrow Global Finance PLC	5.13		9/15/2024	500,000	609,034	602,804
Cabot Financial Luxembourg SA	7.50		10/1/2023	300,000	428,042	381,234
Galaxy Bidco Ltd., 3M GBP LIBOR + 4.500%	5.30	#	11/15/2020	300,000	398,366	385,350
Garfunkelux Holdco 3 S.A.	8.50		11/1/2022	550,000	752,859	688,876
Garfunkelux Holdco 3 SA, 3 mo. EURIBOR + 4.500%	4.50	#	9/1/2023	1,100,000	1,324,319	1,136,413
Jerrold Finco PLC	6.13		1/15/2024	100,000	124,555	130,976
Jerrold Finco PLC	6.25		9/15/2021	500,000	695,360	667,993
Nexi Capital SpA, 3 mo. EURIBOR + 3.625%	3.63	#	5/1/2023	1,600,000	1,883,421	1,853,928

Total Finance				5,350,000	6,712,476	6,296,390

Healthcare, Education and Childcare — 0.6%*:
Bausch Health Companies, Inc.^	5.50		11/1/2025	165,000	165,000	165,000
HCA, Inc.	5.25		6/15/2026	82,000	82,000	84,358
IDH Finance PLC	6.25		8/15/2022	100,000	131,025	121,014
Synlab Bondco PLC	6.25		7/1/2022	1,000,000	1,240,768	1,200,259
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,061	247,987

Total Healthcare, Education and Childcare				1,602,000	1,872,854	1,818,618

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.2%*:
LSF9 Balta Issuer SARL	7.75		9/15/2022	445,500	553,799	531,059

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance PLC, 3M GBP LIBOR + 4.875%	5.68	#	5/15/2023	100,000	130,939	129,902
TVL Finance PLC	8.50		5/15/2023	280,000	389,556	388,400

Total Hotels, Motels, Inns and Gaming				380,000	520,495	518,302

Leisure, Amusement, Entertainment — 0.2%*:
CPUK Finance Ltd.	4.88		2/28/2025	100,000	134,058	129,850
Perform Group Financing PLC	8.50		11/15/2020	250,000	348,472	330,330

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Leisure, Amusement, Entertainment (continued):
Vue International Bidco PLC, 3 mo. EURIBOR + 5.250%	4.93	#%	7/15/2020	100,000	$134,359	$116,146
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	63,000

Total Leisure, Amusement, Entertainment				513,000	679,889	639,326

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Novafives SAS	5.00		6/15/2025	1,000,000	1,084,663	1,080,508

Oil and Gas — 0.9%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,491,802	1,590,000
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	713,000	623,061	545,445
KCA Deutag UK Finance PLC^	9.88		4/1/2022	600,000	622,835	597,000
Kosmos Energy Ltd.^	7.88		8/1/2021	150,000	146,474	152,625

Total Oil and Gas				2,963,000	2,884,172	2,885,070

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
WEPA Hygieneprodukte GmbH	3.75		5/15/2024	500,000	574,137	573,753

Personal Transportation — 0.5%*:
Hertz Corp. (The)^	7.63		6/1/2022	1,051,000	1,049,062	1,037,863
Naviera Armas SA, 3 mo. EURIBOR + 4.250%	4.25	#	11/15/2024	250,000	296,778	279,749
Naviera Armas SA, 3 mo. EURIBOR + 6.500%	6.50	#	7/31/2023	250,000	297,537	289,900

Total Personal Transportation				1,551,000	1,643,377	1,607,512

Retail Stores — 0.6%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%	6.55	#	9/15/2020	300,000	466,003	66,473
Jewel UK Bondco PLC	8.50		4/15/2023	100,000	142,450	130,686
Marcolin SpA, 3 mo. EURIBOR + 4.125%	4.13	#	2/15/2023	300,000	338,833	349,186
Maxeda DIY Holding B.V.	6.13		7/15/2022	100,000	114,070	111,741
Takko Luxembourg 2 SCA, 3M USD LIBOR + 5.375%	5.38		11/15/2023	1,200,000	1,294,066	1,146,654
Travelex Financing PLC	8.00		5/15/2022	100,000	108,750	113,230

Total Retail Stores				2,100,000	2,464,172	1,917,970

Telecommunications — 0.3%*:
Wind Tre SpA, 3M EURIBOR + 2.750%	2.75	#	1/20/2024	600,000	659,684	650,005
Ziggo B.V.	4.25		1/15/2027	350,000	390,408	405,487

Total Telecommunications				950,000	1,050,092	1,055,492

Utilities — 0.3%*:
Viridian Group Finance Co. PLC	4.75		9/15/2024	865,000	1,071,136	1,096,437

Total Corporate Bonds				29,550,794	33,881,129	31,938,491

Total Fixed Income				300,169,769	313,245,465	310,338,683

Total Investments				300,482,646	314,359,436	312,256,929

Other assets and liabilities – 4.9%*						15,953,301

Net Assets – 100.0%						$328,210,230

PIK	Payment-in-kind

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

***	Fixed-rate security.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.6%
United Kingdom	9.7%
Germany	8.6%
Netherlands	5.2%
France	3.7%
Spain	1.4%
Italy	1.2%
Sweden	1.0%
Other (Individually less than 1%)	3.6%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.

A summary of outstanding derivatives at September 30, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/3/18	Morgan Stanley & Co.	EUR	631,058	$732,748	$733,453	$(705)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(705)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/12/18	Morgan Stanley & Co.		EUR 51,083,181	$59,356,678	$59,447,452	$90,774
10/12/18	Credit Suisse International		EUR 1,849,027	2,148,498	2,177,507	29,009
10/12/18	Morgan Stanley & Co.	GBP	9,684,811	12,628,741	12,629,536	795

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$120,578

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

				SHARES	COST	FAIR VALUE
Equities — 0.8%*:
Common Stocks — 0.7%*:
Healthcare, Education and Childcare — 0.1%*:
MModal, Inc.				4,725	$131,922	$235,069
Tunstall Group Holdings Ltd.+ ¤				261	—	—
Tunstall Group Holdings Ltd.+ ¤				396	—	—

Total Healthcare, Education and Childcare				5,382	131,922	235,069

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤				2,007	—	—

Oil and Gas — 0.4%*:
Fieldwood Energy LLC				15,071	325,033	768,621
Fieldwood Energy LLC				3,698	129,430	188,598
Southcross Energy Holdings LP¤				11	—	—
Southcross Energy Partners LP				11	2,750	2,475

Total Oil and Gas				18,791	457,213	959,694

Retail Stores — 0.2%*:
Maxeda DIY B.V.+ ¤				10,446	—	109,495
Maxeda DIY B.V.+ ¤				18,859,871	373,738	437,945

Total Retail Stores				18,870,317	373,738	547,440

Total Common Stocks				18,896,497	962,873	1,742,203

Preferred Stock — 0.1%*:
Farming and Agriculture — 0.1%*:
Pinnacle Agriculture Holdings A 2¤				311,577	202,152	193,178

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤				488	—	5,196
Appvion Holdings Corp. (exp. June 13, 2023)¤				488	—	—

Total Diversified/Conglomerate Manufacturing				976	—	5,196

Total Warrants				976	—	5,196

Total Equities				19,209,050	1,165,025	1,940,577

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 94.3%*:
Asset-Backed Securities — 15.0%*:
CDO/CLO — 15.0%*:
AIMCO CLO Series 2015-AA ER, 3M USD LIBOR + 5.200%^	7.54	# %	1/15/2028	500,000	500,000	492,203
Alinea CLO 2018-1 Ltd., 3M LIBOR + 6.000%^	8.31	#	7/20/2031	1,250,000	1,250,000	1,228,969
ALME Loan Funding III Designated Activity Co. 3A ERV, 3M EURIBOR + 5.400%+ ^	5.40	#	4/15/2030	500,000	522,634	574,748
ALME Loan Funding IV BV 4A ER, 3M EURIBOR + 4.670%+ ^	4.67	#	1/15/2032	1,000,000	1,143,162	1,105,650
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%^	8.69	#	7/15/2030	500,000	513,383	503,638

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Apidos CLO 2017-27A D, 3M USD LIBOR + 6.400%^	8.74# %	7/17/2030	700,000	$700,000	$706,219
Apidos CLO XXIV, 3M USD LIBOR + 5.800%^ ¤	8.13#	10/20/2030	1,000,000	1,000,000	1,000,000
Ares XLVIII CLO, 3M LIBOR + 5.200%^	7.54#	7/20/2030	800,000	800,000	791,255
Atlas Senior Loan Fund X Ltd., 3M USD LIBOR + 5.700%^	8.04#	1/15/2031	500,000	500,000	485,512
Atlas Senior Loan Fund XI Ltd., 3M LIBOR + 5.7500%^	8.09#	7/26/2031	1,900,000	1,900,000	1,898,951
Atrium IX 9A ER, 3M USD LIBOR + 6.450%^	8.76#	5/28/2030	500,000	500,000	507,132
Avoca CLO XIV Designated Activity Co. 14X FR, 3M EURIBOR + 6.350%+	6.35#	1/12/2031	500,000	559,184	536,443
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon	4/30/2026	250,000	242,053	3,125
Cadogan Square CLO XI DAC, 3M USD LIBOR + 4.860%+	4.86#	2/15/2031	1,000,000	1,130,977	1,090,558
Cairn CLO B.V. 2013-3A E, 6M EURIBOR + 4.900%+ ^	4.90#	10/20/2028	1,000,000	1,038,067	1,130,829
Carbone CLO Ltd. 2017-1A D, 3M USD LIBOR + 5.900%^	8.25#	1/20/2031	500,000	500,000	496,723
Carlyle Global Market Strategies CLO Ltd. 2015-1A E1, 3M USD LIBOR + 5.300%^	7.65#	4/20/2027	500,000	450,905	499,945
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%^	8.84#	10/17/2029	750,000	750,000	756,769
CIFC Funding 2018-III Ltd., 3M LIBOR + 5.500%^	7.85#	7/18/2031	1,500,000	1,500,000	1,499,455
CIFC Funding Ltd. 2017-1A E, 3M USD LIBOR + 6.350%^	8.70#	4/23/2029	750,000	746,845	753,888
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%^	8.44#	11/16/2030	500,000	500,000	503,000
Cordatus 3X CLO plc+	4.86	8/15/2032	1,000,000	1,156,436	1,109,198
CVC Cordatus Loan Fund XI DAC, 3M EURIBOR + 3.200%^ +	3.20#	10/15/2031	1,500,000	1,746,674	1,747,386
Dryden 45 Senior Loan Fund 2016-45A E, 3M USD LIBOR + 6.850%^	9.19#	7/15/2027	500,000	482,165	500,582
Dryden 58 CLO Ltd., 3M LIBOR + 5.350%^	7.70#	7/17/2031	600,000	600,000	599,792
Eaton Vance CLO Ltd. 2013-1A DR, 3M USD LIBOR + 7.600%^	9.94#	1/15/2028	500,000	488,545	508,036
Galaxy XXI CLO Ltd., 3M USD LIBOR + 5.250%”^	7.60#	4/20/2031	500,000	500,000	488,249
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%^	7.84#	1/15/2031	700,000	700,000	688,513
KKR CLO Ltd. 22, 3M LIBOR + 6.000%^	8.35#	7/20/2031	1,000,000	1,000,000	982,932
KKR Financial CLO Ltd. 2018 E, 3M USD LIBOR + 6.450%^	8.78#	7/18/2030	800,000	784,661	803,420
LCM XIII LP 2013-A ER, 3M USD LIBOR + 7.300%^	9.64#	7/19/2027	750,000	724,109	757,183
LCM XV LP 2015-A ER, 3M USD LIBOR + 6.500%^	8.85#	7/20/2030	500,000	500,000	505,065

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon	1/19/2025	500,000	$417,778	$407,016
Madison Park Funding XX Ltd., 3M LIBOR + 5.300%^	7.63#%	7/27/2030	1,400,000	1,400,000	1,395,005
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.200%”^	7.35#	4/20/2030	500,000	500,000	486,501
Madison Park Funding XXVIII Ltd., 3M LIBOR + 7.600%^	9.98#	7/15/2030	500,000	495,440	492,031
Magnetite VII Ltd.^	Zero Coupon	1/15/2028	2,000,000	1,458,203	1,465,100
Neuberger Berman Loan Advisers CLO 28 Ltd., 3M USD LIBOR + 5.600%^	7.95#	4/20/2030	500,000	500,000	499,935
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon	7/20/2026	500,000	463,489	226,843
Steele Creek CLO 2018-2 Ltd., 3M USD LIBOR + 2.600%^	8.51#	8/18/2031	850,000	850,000	849,794
Steele Creek CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.200%^	8.54#	1/15/2030	500,000	500,000	501,196
TCI-Symphony CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.450%^	8.79#	7/15/2030	1,000,000	990,485	1,008,049
THL Credit Wind River 2018-2 CLO Ltd., 3M USD LIBOR + 5.750%^	8.08#	7/15/2030	1,450,000	1,450,000	1,450,058
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%^	8.12#	11/20/2030	500,000	500,000	493,561
Wellfleet CLO 2018-1 Ltd., 3M USD LIBOR + 5.600%^	7.83#	7/17/2031	1,150,000	1,150,000	1,137,855
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%^	7.89#	1/17/2031	1,000,000	1,000,000	980,468

Total CDO/CLO			37,100,000	37,105,195	36,648,780

Total Asset-Backed Securities			37,100,000	37,105,195	36,648,780

Bank Loans — 32.2%*§:
Beverage, Food and Tobacco — 1.2%*:
Deoleo S.A., EURIBOR + 3.500%+	4.50	6/11/2021	500,000	559,936	361,859
IRB Holding Corp., 1M LIBOR + 3.250%	5.64	2/5/2025	1,621,098	1,639,739	1,622,119
JBS USA LLC, 3M LIBOR + 2.500%	4.90	10/30/2022	403,812	402,504	404,595
Refresco Group B.V., EURIBOR + 3.250%+	3.25	3/28/2025	500,000	584,992	575,690

Total Beverage, Food and Tobacco			3,024,910	3,187,171	2,964,263

Broadcasting and Entertainment — 1.9%*:
All3Media International, 6M LIBOR + 4.250%+	5.25	6/30/2021	500,000	835,633	652,841
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	390,079	480,397	453,694
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.15	8/13/2021	1,184,370	1,158,456	1,184,370
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	11.34	8/13/2022	300,000	288,319	300,249
Intelsat Jackson Holdings S.A., 3M LIBOR + 3.750%	6.15	11/27/2023	250,000	249,295	250,867
Univision Communications, Inc., 1M LIBOR + 2.750%	5.15	3/15/2024	1,989,127	1,968,055	1,932,935

Total Broadcasting and Entertainment			4,613,576	4,980,155	4,774,956

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Buildings and Real Estate — 0.4%*:
LSF10 Impala Investments S.a r.l., EURIBOR + 4.750%+	4.75%	8/2/2025	500,000	$574,899	$582,946
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.65	5/23/2025	365,308	364,438	362,492

Total Buildings and Real Estate			865,308	939,337	945,438

Cargo Transport — 0.1%*:
CEVA Group PLC, 3M LIBOR + 3.750%+	6.14	7/24/2025	151,323	150,580	151,890

Chemicals, Plastics and Rubber — 2.0%*:
Azelis Finance S.A., EURIBOR + 4.000%+	4.00	7/31/2025	500,000	582,363	584,299
Colouroz Investment 1 GmbH, EURIBOR + 3.0000%+	3.75	9/7/2021	1,348,468	1,579,678	1,499,428
Diamond B.V., EURIBOR + 3.2500%+	3.25	9/6/2024	496,250	586,443	566,889
Flint Group GmbH, LIBOR + 3.000%+	3.75	9/7/2021	285,500	337,599	317,463
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	500,000	575,469	577,988
Schenectady International Group, Inc., LIBOR + 4.750%	7.15	8/10/2025	316,761	304,250	317,553
Solenis International LP, 3M LIBOR + 4.000%	6.31	12/26/2023	247,984	245,599	249,868
Solenis International LP, 3M LIBOR + 8.500%	10.90	6/26/2024	158,282	153,738	155,908
Starfruit Finco B.V., LIBOR + 3.250%+	5.65	9/20/2025	514,731	512,157	516,697

Total Chemicals, Plastics and Rubber			4,367,976	4,877,296	4,786,093

Containers, Packaging and Glass — 0.8%*:
Albea Beauty Holdings S.A., EURIBOR + 4.000%+	5.40	4/22/2024	205,902	205,664	204,786
BWAY Holding Co., 1M LIBOR + 3.250%	5.65	4/3/2024	1,332,693	1,332,163	1,331,027
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.90	11/18/2024	500,000	494,241	500,835

Total Containers, Packaging and Glass			2,038,595	2,032,068	2,036,648

Diversified/Conglomerate Manufacturing — 1.2%*:
Brookfield WEC Holdings, Inc., 1M LIBOR + 3.750%	6.15	8/1/2025	211,583	210,548	214,122
LTI Holdings, Inc., 1M LIBOR + 3.500%	5.90	9/6/2025	410,906	408,868	412,447
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.90	4/26/2024	1,176,891	1,174,150	1,175,913
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.64	7/10/2020	573,859	558,798	509,662
Xella International GmbH, EURIBOR + 3.500%+	4.00	4/11/2024	500,000	588,325	581,007

Total Diversified/Conglomerate Manufacturing			2,873,239	2,940,689	2,893,151

Diversified/Conglomerate Service — 3.1%*:
Almonde, Inc., 3M LIBOR + 3.500%+	5.89	6/13/2024	1,342,535	1,346,005	1,342,937
EAB (Avatar Purchaser), 1M LIBOR + 3.750%	6.15	11/15/2024	244,533	243,460	240,253
GTCR Valor Cos., Inc., 3M LIBOR + 3.250%	5.64	6/16/2023	1,083,879	1,093,859	1,088,713

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
MH Sub I LLC, 3M LIBOR + 3.750%	5.92%	9/13/2024	696,482	$698,104	$700,836
MH Sub I LLC, 3M LIBOR + 7.500%	9.67	9/15/2025	650,000	646,467	656,097
Project Leopard Holdings, Inc., 1M LIBOR + 4.000%	6.24	7/7/2023	524,127	525,732	525,438
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	1,000,000	1,165,311	1,158,566
Vertafore, Inc., 1M LIBOR + 3.250%	5.49	7/2/2025	1,000,000	995,146	1,004,000
Vertafore, Inc., 1M LIBOR + 7.250%	9.49	7/2/2026	879,452	870,881	885,502

Total Diversified/Conglomerate Service			7,421,008	7,584,965	7,602,342

Ecological — 0.4%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	9.39	5/31/2022	196,488	195,568	191,822
GFL Environmental Inc., 3M LIBOR + 2.750%+	5.14	5/30/2025	118,389	118,106	118,439
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	500,000	650,900	653,166

Total Ecological			814,877	964,574	963,427

Electronics — 1.7%*:
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.39	11/21/2024	285,671	278,604	284,331
Omnitracs, Inc., 3M LIBOR + 2.750%	5.12	3/21/2025	1,496,250	1,499,755	1,490,639
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.49	5/30/2025	997,500	997,500	995,006
RP Crown Parent LLC, 1M LIBOR + 3.000%	4.99	10/12/2023	730,290	727,660	733,182
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.78	1/27/2023	558,647	557,014	543,983

Total Electronics			4,068,358	4,060,533	4,047,141

Finance — 0.8%*:
Edelman Financial Center LLC, 3M LIBOR + 3.250%	5.59	7/21/2025	251,921	250,695	253,863
Franklin Square Holdings LP, 1M LIBOR + 2.500%	4.63	8/1/2025	215,057	214,003	215,999
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.24	5/1/2024	1,510,765	1,514,843	1,515,886

Total Finance			1,977,743	1,979,541	1,985,748

Healthcare, Education and Childcare — 5.7%*:
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	1,346,125	1,539,020	1,540,038
Amneal Pharmaceuticals LLC, 3M LIBOR + 3.500%	5.75	5/4/2025	244,615	243,461	246,680
Auris Luxembourg III Sarl, EURIBOR + 4.000%	4.00	7/20/2025	500,000	584,375	585,686
Auris Luxembourg III Sarl, LIBOR + 3.750%	6.15	7/20/2025	392,021	390,107	396,678
Aveanna Healthcare LLC, 1M LIBOR + 5.500%	7.74	3/18/2024	113,023	106,372	112,176
Bausch Health Companies, 1M LIBOR + 3.000%	5.10	6/1/2025	487,500	485,174	489,806
Cerba Healthcare S.A.S., EURIBOR + 3.000%+	3.00	4/20/2024	1,000,000	1,177,198	1,157,242
CEVA Sante Animale, EURIBOR + 3.000%+	3.00	6/30/2021	500,000	581,600	582,371
Concordia International Corp., LIBOR + 5.500%	7.90	9/6/2024	1,250,000	1,233,464	1,219,725

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%+	6.50%	4/29/2024	1,168,063	$1,171,859	$1,175,118
GHD GesundHeits GmbH Deutschland, EURIBOR + 3.000%+	4.00	8/28/2021	500,000	577,087	570,679
Horizon Pharma, Inc., 1M LIBOR + 3.250%	5.50	3/29/2024	967,220	972,460	974,474
Lifescan Global Corp., 1M LIBOR + 6.0000%	8.40	9/27/2024	189,398	183,716	187,150
MModal, Inc., 1M LIBOR + 4.750%	7.09	1/31/2020	558,141	550,330	556,399
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.49	6/30/2025	1,219,501	1,220,083	1,223,464
Parexel International Corp., 1M LIBOR + 2.7500%	4.99	9/27/2024	990,000	995,588	982,822
Radiology Partners Holdings LLC, 1M LIBOR + 4.2500%	6.59	6/21/2025	470,278	465,700	472,629
Rodenstock GmbH, EURIBOR + 5.250%+	5.25	6/30/2021	500,000	581,401	560,207
Tunstall Group Holdings Ltd., 1M LIBOR + 4.500%+	7.50	10/16/2020	503,750	591,726	580,493
Verscend Holding Corp., 1M LIBOR + 4.500%	6.74	8/27/2025	217,483	215,868	219,206

Total Healthcare, Education and Childcare			13,117,118	13,866,589	13,833,043

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.6%*:
Hayward Industries, Inc., LIBOR + 3.50%	5.74	8/12/2025	992,500	998,898	997,959
Keter Group B.V., EURIBOR + 4.250%+	5.25	10/31/2023	500,000	547,429	527,239
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.61	11/8/2023	1,222,564	1,221,743	1,102,606
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.13	11/8/2024	474,667	469,196	367,629
SIWF Holdings Inc., 1M LIBOR + 4.250%	6.41	6/15/2025	190,135	188,309	191,561
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	10.24	2/28/2025	646,666	643,929	651,516

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,026,532	4,069,504	3,838,510

Hotels and Restaurants — 0.1%*:
Penn National Gaming, Inc., LIBOR + 2.250%	4.65	8/14/2025	213,185	212,660	214,251

Hotels, Motels, Inns and Gaming — 1.0%*:
Compass IV Ltd., 3M LIBOR + 4.500%+	4.50	4/30/2025	500,000	597,956	584,333
HNVR Holdco Ltd., EURIBOR + 3.250%+	3.25	9/12/2023	500,000	555,625	579,556
Stars Group Holdings B.V. (The), 3M LIBOR + 3.500%+	5.89	7/10/2025	706,989	703,557	713,211
Tackle Sarl, EURIBOR + 3.250%+	3.25	8/8/2022	600,000	705,305	696,923

Total Hotels, Motels, Inns and Gaming			2,306,989	2,562,443	2,574,023

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Insurance — 1.2%*:
AssuredPartners, Inc., 1M LIBOR + 3.250%	5.49%		10/22/2024	990,025	$994,212	$992,084
Hub International Ltd., 2M LIBOR + 3.000%	5.34		4/25/2025	1,308,400	1,305,321	1,310,690
Innovation Group plc (The), EURIBOR + 4.750%+	5.25		12/2/2022	512,333	444,092	302,377
Innovation Group plc (The), LIBOR + 8.000%+	8.80		3/31/2019	8,191	10,503	10,463
York Risk Services Holding Corp., 1M LIBOR + 3.750%	5.99		10/1/2021	436,998	430,167	422,341

Total Insurance				3,255,947	3,184,295	3,037,955

Leisure, Amusement, Entertainment — 0.7%*:
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%+	4.74		2/1/2024	509,619	511,206	505,374
Dorna Sports, S.L., 1M LIBOR + 3.250%+	5.39		4/12/2024	400,000	400,000	393,752
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	6.75		7/3/2026	893,847	885,115	895,527

Total Leisure, Amusement, Entertainment				1,803,466	1,796,321	1,794,653

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Alison Bidco Sarl, 1M LIBOR + 4.500%+	6.84		8/29/2021	143,055	142,458	139,479
Apex Tool Group LLC, 1M LIBOR + 3.750%	5.99		2/1/2022	184,636	183,850	185,097
Titan Acquisition Ltd., 1M LIBOR + 3.000%+	5.24		3/28/2025	1,492,500	1,494,254	1,448,889

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				1,820,191	1,820,562	1,773,465

Mining, Steel, Iron and Non-Precious Metals — 0.8%*:
Big River Steel LLC, 3M LIBOR + 5.000%	7.39		8/23/2023	118,209	119,670	119,834
Boomerang Tube LLC¤ ††	15.00	***	2/1/2019	75,898	75,955	75,898
Boomerang Tube LLC, 1M LIBOR + 15.000%¤ ††	17.24		2/1/2019	126,888	126,888	126,888
Boomerang Tube LLC, 1M LIBOR + 17.500%¤ ††	19.74		2/1/2021	110,517	110,517	—
Boomerang Tube LLC¤ ††	20.00	***	2/1/2019	48,852	47,898	48,852
Boomerang Tube LLC, LIBOR + 18.000%¤ ††	20.16		12/1/2018	35,784	35,784	35,784
Boomerang Tube LLC, 1M LIBOR + 18.000%¤,††	20.24		12/1/2018	27,865	27,865	27,865
Coronado Coal LLC, LIBOR + 6.500%	8.89		3/29/2025	240,638	233,882	242,744
Covia Holdings Corp., 3M LIBOR + 3.750%	6.14		6/1/2025	1,394,862	1,394,862	1,315,815
Murray Energy Corp., 1M LIBOR + 7.250%	9.49		10/17/2022	77,489	73,115	70,944

Total Mining, Steel, Iron and Non-Precious Metals				2,257,002	2,246,436	2,064,624

Oil and Gas — 2.3%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.84		4/15/2020	682,707	654,393	624,677
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.49		4/11/2022	649,368	582,160	652,128

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Oil and Gas (continued):
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.49%	4/11/2023	885,631	$313,216	$857,583
Floatel International, Ltd., 3M LIBOR + 5.000%	7.24	6/27/2020	196,325	195,748	192,644
Gulf Finance LLC, 3M LIBOR + 5.250%	7.64	8/25/2023	936,873	920,911	783,292
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	9.14	2/28/2023	498,750	496,414	485,034
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.39	2/21/2021	237,073	190,287	224,686
Southcross Holdings Borrower LP, 1M LIBOR + 5.500% (3.500% PIK)	9.00	4/13/2023	11,026	11,026	10,254
Summit Midstream Partners Holdings LLC, 1M LIBOR + 6.000%	8.24	5/13/2022	91,499	90,855	92,700
UTEX Industries, Inc., 1M LIBOR + 4.000%	6.24	5/22/2021	1,248,442	1,137,195	1,235,433
UTEX Industries, Inc., 1M LIBOR + 7.250%	9.49	5/22/2022	355,555	329,161	350,222

Total Oil and Gas			5,793,249	4,921,366	5,508,653

Printing and Publishing — 1.0%*:
Getty Images, Inc., 3M LIBOR + 3.500%	5.74	10/18/2019	1,491,863	1,461,524	1,480,003
Springer Science+Business Media Deutschland GmbH, EURIBOR + 3.2500%+	3.75	8/15/2022	498,725	580,543	580,348
Springer Science+Business Media Deutschland GmbH, 2M LIBOR + 3.500%+	5.89	8/15/2022	396,222	397,242	397,636

Total Printing and Publishing			2,386,810	2,439,309	2,457,987

Retail Stores — 1.0%*:
EG Finco Ltd., 3M LIBOR + 4.000%+	6.39	2/7/2025	365,828	364,114	366,171
EG Group Ltd., EURIBOR + 4.000%+	4.00	2/6/2025	498,341	617,135	578,860
Kirk Beauty One GmbH, LIBOR + 3.250%	3.25	8/12/2022	500,000	501,051	444,102
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.50	8/12/2022	500,000	497,378	447,004
Thom Europe S.A.S, EURIBOR + 4.500%+	4.50	8/7/2024	500,000	575,850	568,793

Total Retail Stores			2,364,169	2,555,528	2,404,930

Telecommunications — 1.3%*:
Altice US Finance I Corp., 1M LIBOR + 2.250%	4.49	7/28/2025	1,246,425	1,245,319	1,245,285
BMC Software Finance, Inc., LIBOR + 4.250%	6.65	6/30/2025	664,411	657,767	670,637
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.15	3/9/2023	199,078	197,305	199,657
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.15	3/11/2024	153,729	151,633	149,117
Virgin Media Investment Holdings Ltd., LIBOR—GBP + 3.250%+	3.97	11/15/2027	750,000	1,062,484	976,837

Total Telecommunications			3,013,643	3,314,508	3,241,533

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Utilities — 1.2%*:
Calpine Corp., LIBOR + 2.500%	4.89%		1/15/2024	989,770	$989,770	$989,562
EFS Cogen Holdings I LLC, 3M LIBOR + 3.250%	5.64		6/28/2023	1,075,861	1,071,315	1,070,482
Vistra Energy Corp., 1M LIBOR + 2.000%	4.18		12/31/2025	875,253	874,200	875,910

Total Utilities				2,940,884	2,935,285	2,935,954

Total Bank Loans				77,516,098	79,621,715	78,830,678

Corporate Bonds — 47.1%*:
Aerospace and Defense — 1.3%*:
Swissport Financing Sarl+	9.75		12/15/2022	300,000	388,972	376,459
TransDigm, Inc.	6.38		6/15/2026	1,077,000	1,082,845	1,087,770
TransDigm, Inc.	6.50		5/15/2025	189,000	191,391	192,544
Triumph Group, Inc.	5.25		6/1/2022	875,000	872,480	824,687
Triumph Group, Inc.	7.75		8/15/2025	750,000	801,068	728,438

Total Aerospace and Defense				3,191,000	3,336,756	3,209,898

Automobile — 1.3%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	1,300,000	1,652,442	1,550,564
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13		10/15/2026	300,000	352,470	343,596
Gates Global LLC/Gates Global Co.^	6.00		7/15/2022	477,000	401,909	479,981
RAC Bond Co. PLC+	5.00		11/6/2022	600,000	796,315	734,711
Wabash National Corp.^	5.50		10/1/2025	182,000	182,000	173,810

Total Automobile				2,859,000	3,385,136	3,282,662

Beverage, Food and Tobacco — 2.1%*:
Boparan Finance PLC+	5.50		7/15/2021	1,300,000	1,703,414	1,545,904
IRB Holding Corp.^	6.75		2/15/2026	1,000,000	983,406	980,000
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88		7/15/2024	651,000	664,749	641,235
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75		2/15/2028	500,000	500,000	496,875
Pilgrim’s Pride Corp.^	5.75		3/15/2025	355,000	357,117	341,688
Pilgrim’s Pride Corp.^	5.88		9/30/2027	312,000	303,802	294,840
Sunshine Mid BV+	6.50		5/15/2026	850,000	1,012,414	964,599

Total Beverage, Food and Tobacco				4,968,000	5,524,902	5,265,141

Broadcasting and Entertainment — 2.7%*:
Arqiva Broadcast Finance PLC+	6.75		9/30/2023	150,000	195,915	200,153
Arqiva Broadcast Finance PLC+	9.50		3/31/2020	500,000	738,622	667,602
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00		2/1/2028	1,750,000	1,743,044	1,644,825
Clear Channel Worldwide Holdings, Inc.	7.63		3/15/2020	853,000	855,590	855,132
DISH DBS Corp.	7.75		7/1/2026	642,000	646,013	605,599
Intelsat Jackson Holdings SA^	8.50		10/15/2024	500,000	500,000	505,500
Intelsat Jackson Holdings SA^	9.75		7/15/2025	436,000	460,079	461,615
Netflix, Inc.^	5.88		11/15/2028	891,000	891,000	887,659
Tele Columbus AG+	3.88		5/2/2025	450,000	496,577	476,427
VTR Finance BV+ ^	6.88		1/15/2024	250,000	245,015	254,375

Total Broadcasting and Entertainment				6,422,000	6,771,855	6,558,887

Buildings and Real Estate — 0.7%*:
Miller Homes Group Holdings PLC, 3M GBP LIBOR + 5.250%+	6.00	#	10/15/2023	400,000	538,373	524,546
Standard Industries, Inc.^	4.75		1/15/2028	885,000	885,000	817,474

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Buildings and Real Estate (continued):
William Lyon Homes, Inc.	7.00%		8/15/2022	295,000	$298,625	$300,531

Total Buildings and Real Estate				1,580,000	1,721,998	1,642,551

Cargo Transport — 1.2%*:
CMA CGM SA+	7.75		1/15/2021	400,000	486,475	472,222
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	1,080,000	1,114,137	1,144,800
Kenan Advantage Group, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,413,991

Total Cargo Transport				2,847,000	2,967,612	3,031,013

Chemicals, Plastics and Rubber — 1.2%*:
Consolidated Energy Finance SA^ +	6.88		6/15/2025	874,000	896,032	907,867
Diversey	5.63		8/15/2025	200,000	213,437	217,107
Monitchem HoldCo 2 SA+	6.88		6/15/2022	650,000	723,248	679,275
Pinnacle Operating Corp.^	9.00		5/15/2023	453,953	539,794	404,018
Platform Specialty Products Corp.^	5.88		12/1/2025	180,000	180,000	177,619
Starfruit Finco BV/Starfruit US Holdco LLC+	6.50		10/1/2026	400,000	471,139	469,111

Total Chemicals, Plastics and Rubber				2,757,953	3,023,650	2,854,997

Containers, Packaging and Glass — 0.9%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.^ +	4.63		5/15/2023	503,000	497,534	497,970
BWAY Holding Co.	4.75		4/15/2024	700,000	809,620	833,053
SIG Combibloc Holdings SCA+	7.75		2/15/2023	650,000	830,635	783,927

Total Containers, Packaging and Glass				1,853,000	2,137,789	2,114,950

Diversified Natural Resources, Precious Metals and Minerals — 0.2%*:
Parker Drilling Co.	6.75		7/15/2022	750,000	687,818	586,875

Diversified/Conglomerate Manufacturing — 1.3%*:
Appvion ESC¤	9.00		6/1/2020	500,000	504,971	—
Energizer Gamma Acquisition BV	4.63		7/15/2026	500,000	580,650	602,295
EnPro Industries, Inc.	5.88		9/15/2022	372,000	374,392	378,975
Fabric BC SpA, 3M EURIBOR + 4.125%+	4.13	#	11/30/2024	150,000	169,953	172,416
Griffon Corp.	5.25		3/1/2022	1,673,000	1,661,457	1,654,179
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88		6/1/2021	459,000	467,278	422,280

Total Diversified/Conglomerate Manufacturing				3,654,000	3,758,701	3,230,145

Diversified/Conglomerate Service — 4.5%*:
Algeco Global Finance PLC+	6.50		2/15/2023	700,000	850,328	857,046
Carlson Travel, Inc.^	6.75		12/15/2023	1,337,000	1,356,701	1,342,014
Carlson Travel, Inc.^	9.50		12/15/2024	277,000	277,000	267,305
Financial & Risk US Holdings, Inc.	6.88		11/15/2026	315,000	367,574	366,261
Iron Mountain UK PLC	3.88		11/15/2025	450,000	597,668	557,204
La Financiere Atalian SASU+	6.63		5/15/2025	600,000	835,110	766,399
Nuance Communications, Inc.	5.63		12/15/2026	929,000	921,501	933,589
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	2,788,000	2,995,610	2,981,766
ServiceMaster Co. LLC (The)^	5.13		11/15/2024	627,000	627,000	617,595

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service (continued):
Verisure Midholding AB+	5.75%	12/1/2023	1,950,000	$2,285,718	$2,295,451

Total Diversified/Conglomerate Service			9,973,000	11,114,210	10,984,630

Electronics — 2.3%*:
Solera LLC/Solera Finance, Inc.^	10.50	3/1/2024	376,000	419,792	410,780
TIBCO Software, Inc.^	11.38	12/1/2021	2,881,000	3,112,092	3,075,467
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50	2/1/2023	817,000	863,003	793,716
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	1,419,000	1,460,564	1,298,385

Total Electronics			5,493,000	5,855,451	5,578,348

Finance — 4.7%*:
Arrow Global Finance PLC+	5.13	9/15/2024	500,000	691,742	602,804
Cabot Financial Luxembourg SA+	7.50	10/1/2023	650,000	905,649	826,006
Galaxy Bidco Ltd.+	6.38	11/15/2020	350,000	499,297	454,958
Galaxy Finco Ltd.+	7.88	11/15/2021	700,000	1,007,830	890,000
Garfunkelux Holdco 2 SA+	11.00	11/1/2023	800,000	1,127,604	1,026,871
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	850,000	1,164,959	1,064,627
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	2/1/2022	279,000	285,855	285,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/2025	354,000	354,000	355,328
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	1,162,000	1,162,000	1,189,598
Jerrold Finco PLC+	6.13	1/15/2024	650,000	822,294	851,341
LPL Holdings, Inc.^	5.75	9/15/2025	1,282,000	1,301,808	1,251,552
Nexi Capital SpA+	4.13	11/1/2023	700,000	796,044	818,831
Park Aerospace Holdings Ltd.+ ^	5.25	8/15/2022	929,000	927,379	937,129
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	921,000	961,450	950,933

Total Finance			10,127,000	12,007,911	11,505,953

Grocery — 0.1%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	270,000	263,251	267,300

Healthcare, Education and Childcare — 3.7%*:
Avantor, Inc.^	6.00	10/1/2024	424,000	424,000	430,360
Avantor, Inc.^	9.00	10/1/2025	929,000	949,142	959,192
Bausch Health Companies, Inc.^	5.50	11/1/2025	184,000	184,000	184,000
Bausch Health Cos., Inc.^	6.13	4/15/2025	1,232,000	1,054,129	1,170,400
Cognita Financing PLC+	7.75	8/15/2021	500,000	723,061	664,734
CTC BondCo GmbH+	5.25	12/15/2025	400,000	480,871	461,179
Envision Healthcare Corp.	8.75	10/15/2026	742,000	742,000	742,000
IDH Finance PLC+	6.25	8/15/2022	400,000	503,958	484,057
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	735,000	699,441	718,095
Synlab Unsecured Bondco PLC+	8.25	7/1/2023	750,000	935,829	927,999
Tenet Healthcare Corp.	8.13	4/1/2022	465,000	490,466	490,017
Teva Pharmaceutical Finance Netherlands III BV	6.00	4/15/2024	678,000	673,237	688,471
Unilabs Subholding AB+	5.75	5/15/2025	500,000	605,172	566,380
Valeant Pharmaceuticals International^	8.50	1/31/2027	195,000	195,000	204,750
Valeant Pharmaceuticals International, Inc.	4.50	5/15/2023	100,000	94,330	114,593

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare (continued):
Valeant Pharmaceuticals International, Inc.^	9.00%	12/15/2025	165,000	$162,868	$177,581

Total Healthcare, Education and Childcare			8,399,000	8,917,504	8,983,808

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.4%*:
LSF9 Balta Issuer SARL+	7.75	9/15/2022	769,500	936,575	917,283

Hotels, Motels, Inns and Gaming — 0.9%*:
Marriott Ownership Resorts, Inc.^	5.63	4/15/2023	459,000	464,661	463,590
TVL Finance PLC+	8.50	5/15/2023	480,000	675,731	665,829
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50	3/1/2025	1,162,000	1,153,833	1,122,783

Total Hotels, Motels, Inns and Gaming			2,101,000	2,294,225	2,252,202

Insurance — 0.2%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	500,000	478,486	466,225
USIS Merger Sub, Inc.^	6.88	5/1/2025	146,000	146,000	145,635

Total Insurance			646,000	624,486	611,860

Leisure, Amusement, Entertainment — 1.4%*:
Allegiant Travel Co.	5.50	7/15/2019	800,000	808,853	808,000
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	1,050,000	1,366,792	1,392,246
Perform Group Financing PLC+	8.50	11/15/2020	850,000	1,168,834	1,123,124

Total Leisure, Amusement, Entertainment			2,700,000	3,344,479	3,323,370

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	578,000	574,818	562,105
Novafives SAS+	5.00	6/15/2025	100,000	109,706	108,051
Xerium Technologies, Inc.	9.50	8/15/2021	500,000	497,076	525,750

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,178,000	1,181,600	1,195,906

Mining, Steel, Iron and Non-Precious Metals — 2.4%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	929,000	930,626	944,096
First Quantum Minerals Ltd.+ ^	6.50	3/1/2024	1,000,000	1,000,000	915,000
First Quantum Minerals Ltd.+ ^	7.00	2/15/2021	1,000,000	1,007,404	993,750
First Quantum Minerals Ltd.+ ^	7.50	4/1/2025	465,000	458,321	441,169
Northwest Acquisitions ULC/Dominion Finco, Inc.+ ^	7.13	11/1/2022	1,500,000	1,534,331	1,533,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	608,000	600,122	626,240
Warrior Met Coal, Inc.^	8.00	11/1/2024	340,000	349,098	348,500

Total Mining, Steel, Iron and Non-Precious Metals			5,842,000	5,879,902	5,802,505

Oil and Gas — 6.4%*:
Chesapeake Energy Corp.^	8.00	12/15/2022	703,000	724,149	734,635
Citgo Holding, Inc.^	10.75	2/15/2020	2,000,000	2,083,179	2,120,000
EP Energy LLC/Everest Acquisition Finance, Inc.^	7.75	5/15/2026	692,000	692,000	708,435
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	1,343,000	1,299,724	1,027,395

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%		1/15/2022	1,000,000	$1,007,772	$872,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63		6/15/2020	264,000	258,251	250,800
Genesis Energy LP/Genesis Energy Finance Corp.	6.00		5/15/2023	929,000	915,747	916,226
Genesis Energy LP/Genesis Energy Finance Corp.	6.75		8/1/2022	360,000	350,447	367,200
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25		10/15/2025	1,121,000	1,105,517	857,565
Jupiter Resources, Inc.+ ^	8.50		10/1/2022	1,450,000	1,266,864	688,750
KCA Deutag UK Finance PLC+ ^	9.63		4/1/2023	250,000	250,000	245,000
KCA Deutag UK Finance PLC+ ^	9.88		4/1/2022	600,000	621,617	597,000
Kosmos Energy Ltd.+,^	7.88		8/1/2021	2,177,000	2,170,363	2,215,098
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	1,022,000	1,058,027	1,073,100
QEP Resources, Inc.	5.63		3/1/2026	1,143,000	1,104,718	1,092,994
SM Energy Co.	6.63		1/15/2027	164,000	164,000	169,535
Welltec A/S+ ^	9.50		12/1/2022	1,637,000	1,637,938	1,698,387

Total Oil and Gas				16,855,000	16,710,313	15,634,620

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Prestige Brands, Inc.^	6.38		3/1/2024	252,000	255,481	254,835
Samsonite Finco Sarl	3.50		5/15/2026	425,000	460,093	479,462

Total Personal and Non-Durable Consumer Products Mfg. Only				677,000	715,574	734,297

Personal, Food and Miscellaneous — 0.6%*:
Ocado Group PLC+	4.00		6/15/2024	350,000	449,144	457,263
Simmons Foods, Inc.^	5.75		11/1/2024	1,208,000	1,031,160	925,630

Total Personal, Food and Miscellaneous				1,558,000	1,480,304	1,382,893

Retail Stores — 1.7%*:
CBR Fashion Finance BV+	5.13		10/1/2022	650,000	703,964	634,787
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+	6.55	#	9/15/2020	150,000	233,002	33,237
Jewel UK Bondco PLC+	8.50		4/15/2023	300,000	427,350	392,056
KGA Escrow LLC^	7.50		8/15/2023	385,000	385,000	399,438
Maxeda DIY Holding B.V.+	6.13		7/15/2022	400,000	474,563	446,965
Penske Automotive Group, Inc.	5.50		5/15/2026	1,162,000	1,158,856	1,129,696
Takko Luxembourg 2 SCA, 3M USD LIBOR + 5.375%+	5.38	#	11/15/2023	550,000	610,309	527,092
Travelex Financing PLC+	8.00		5/15/2022	500,000	568,815	566,151

Total Retail Stores				4,097,000	4,561,859	4,129,422

Telecommunications — 3.0%*:
Cablevision Systems Corp.	5.88		9/15/2022	640,000	639,715	652,400
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.88		5/1/2027	465,000	471,367	460,931
CenturyLink, Inc.	6.75		12/1/2023	929,000	929,000	964,999
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50		4/1/2028	386,000	386,000	404,817
InterXion Holding NV+	4.75		6/15/2025	350,000	411,828	425,995
TDC A/S+	5.63		2/23/2023	1,200,000	1,716,104	1,726,354
Telecom Italia SpA/Milano+	3.63		5/25/2026	1,200,000	1,495,433	1,451,903
Virgin Media Receivables Financing Notes II DAC+	5.75		4/15/2023	500,000	688,096	667,888
Wind Tre SpA, 3M EURIBOR + 2.750%+	2.75	#	1/20/2024	100,000	109,751	108,334

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications (continued):
Wind Tre SpA+	3.13%	1/20/2025	400,000	$445,852	$423,900

Total Telecommunications			6,170,000	7,293,146	7,287,521

Textiles and Leather — 0.2%*:
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC+	5.38	5/1/2023	350,000	410,595	397,834

Utilities — 0.9%*:
Blitz F18-674 GmbH+	6.00	7/30/2026	1,100,000	1,280,015	1,288,305
Nordex SE+	6.50	2/1/2023	250,000	310,488	282,281
Viridian Group Finance Co. PLC+	4.75	9/15/2024	600,000	798,192	760,534

Total Utilities			1,950,000	2,388,695	2,331,120

Total Corporate Bonds			110,037,453	119,296,297	115,097,991

Total Fixed Income			224,653,551	236,023,207	230,577,449

COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.3%**:
Put Options Purchased — 0.3%*:
Euro Stoxx 50 Index	$3,000.00	6/21/2019	359	10,586,910	299,374	16,157	315,531
S&P 500 Index	2,600.00	9/20/2019	50	14,569,900	383,100	(27,850)	355,250

Total Put Options			409	25,156,810	682,474	(11,693)	670,781

Total Investments				269,019,411	237,870,706		233,188,807

Other assets and liabilities – 4.6%*							11,287,719

Net Assets – 100.0%							$244,476,526

PIK	Payment-in-kind
***	Fixed-rate security.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	63.4%
United Kingdom	11.1%
Germany	5.7%
Netherlands	4.1%
Ireland	2.9%
France	2.5%
Canada	1.6%
Sweden	1.5%
Denmark	1.5%
Italy	1.3%
Ghana	0.9%
Other (Individually less than 1%)	3.5%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.

A summary of outstanding derivatives at September 30, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/1/18	Goldman Sachs & Co.	EUR	1,111,988	$1,291,074	$1,301,330	$(10,256)
10/1/18	Bank of America N.A.	GBP	150,000	195,510	197,651	(2,141)
10/12/18	JPMorgan Chase Bank N.A.	GBP	91,456	119,256	120,485	(1,229)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(13,626)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/12/18	Bank of America N.A.	EUR	35,367,297	$41,095,430	$41,127,505	$32,075
10/12/18	JPMorgan Chase Bank N.A.	EUR	961,479	1,117,201	1,130,646	13,445
10/12/18	Goldman Sachs & Co.	EUR	1,111,988	1,292,087	1,302,439	10,352
10/12/18	Goldman Sachs & Co.	GBP	17,347,977	22,621,309	22,625,655	4,346
10/12/18	Bank of America N.A.	GBP	150,000	195,596	197,745	2,149

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$62,367

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 96.3%*:
Asset-Backed Securities — 43.2%*:
CDO/CLO — 4.3%*:
AIMCO CLO 2014-AA AR, 3M USD LIBOR + 1.100%^	3.45	#%	7/20/2026	1,200,000	$1,200,000	$1,200,102
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	3.82	#	10/15/2028	390,000	390,000	392,016
Apidos CLO XXV 2016-25A A1, 3M USD LIBOR + 1.460%^	3.81	#	10/20/2028	470,000	470,000	470,088
Avery Point III CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.120%^	3.45	#	1/18/2025	471,937	471,936	471,985
Denali Capital CLO Ltd. 2013 1A A1LR, 3M USD LIBOR + 1.050%^	3.38	#	10/26/2027	2,420,000	2,420,000	2,421,075
Galaxy XX CLO Ltd., 3M USD LIBOR + 1.000%^	3.35	#	4/20/2031	1,200,000	1,200,000	1,195,006
Hertz Vehicle Financing LLC 2018-3^	4.37		7/25/2024	620,000	621,492	615,996
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	3.75	#	10/20/2029	610,000	610,000	612,358
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	3.47	#	7/20/2026	290,000	290,000	290,028
Madison Park Funding XXII Ltd. 2016-22A A, 3M USD LIBOR + 1.480%^	3.82	#	10/25/2029	350,000	350,000	351,220
Magnetite XI Ltd. 2014-11A A1R, 3M USD LIBOR + 1.120%^	3.45	#	1/18/2027	890,000	890,000	890,072
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%^	3.59	#	1/15/2028	2,000,000	2,000,000	1,978,438
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%^	3.79	#	4/17/2027	900,000	900,000	897,469
OHA Loan Funding Ltd. 2015-1A AR, 3M USD LIBOR + 1.410%^	3.72	#	8/15/2029	840,000	840,000	843,552
Race Point VIII CLO Ltd. 2013-8A AR, 3M USD LIBOR + 1.340%^	3.66	#	2/20/2030	1,320,000	1,320,000	1,326,139
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	3.43	#	1/15/2030	570,000	570,000	569,193
Seneca Park CLO Ltd. 2014-1A AR, 3M USD LIBOR + 1.120%^	3.46	#	7/17/2026	360,000	360,000	360,009
Symphony CLO XV Ltd. 2014-15A AR, 3M USD LIBOR + 1.180%^	3.52	#	10/17/2026	1,100,000	1,100,000	1,100,359
TCI-Symphony CLO Ltd. 2016-1A A, 3M USD LIBOR + 1.480%^	3.82	#	10/13/2029	320,000	320,000	320,923
Treman Park CLO Ltd. 2015-1A AR, 3M USD LIBOR + 1.370%^	3.72	#	4/20/2027	970,000	970,000	970,333
VMC Finance 2018-FL1 LLC, 1M USD LIBOR + 0.820%^	2.98	#	4/15/2035	912,570	912,570	912,012

Total CDO/CLO				18,204,507	18,205,998	18,188,373

Other Asset-Backed Securities — 38.9%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%^	2.36	#	9/15/2041	126,366	122,817	120,384
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	2.92	#	7/25/2056	119,544	116,972	119,177
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.72	#	7/25/2058	100,000	86,589	89,895
AccessLex Institute 2002-A A2, 28 Day ARS	1.96	#	9/25/2037	500,000	462,411	495,688
AccessLex Institute 2004-A A3, 28 day ARS	1.70	#	7/1/2039	1,400,000	1,374,800	1,381,055

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
AccessLex Institute 2005-1 A3, 3M USD LIBOR + 0.150%	2.52	#%	6/22/2022	9,980	$9,887	$9,979
Accredited Mortgage Loan Trust 2004-04 A2D, 1M USD LIBOR + 0.700%	2.92	#	1/25/2035	499,909	490,510	499,044
American Credit Acceptance Receivables Trust 2017-1 B^	2.39		2/16/2021	135,869	135,861	135,811
American Credit Acceptance Receivables Trust 2017-4 C^	2.94		1/10/2024	1,790,000	1,789,943	1,781,665
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	282,845	282,680	282,807
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	77,800	77,800	78,054
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	3.12	#	10/25/2034	257,906	235,386	255,215
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,972	199,258
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	2.97	#	3/25/2035	275,469	273,907	272,957
Avant Loans Funding Trust 2018-A^	3.09		6/15/2021	526,337	526,325	526,224
BCC Funding XIV LLC^	2.20		2/20/2019	1,115,209	1,115,209	1,114,817
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	73,756	73,551	73,756
BRE Grand Islander Timeshare Issuer LLC 2017-1A A^	2.94		5/25/2029	229,264	229,212	223,959
BRE Grand Islander Timeshare Issuer LLC 2017-1A B^	3.24		5/25/2029	188,806	188,782	182,566
CAL Funding III Ltd.^	4.34		9/25/2043	580,000	579,935	579,935
Capital Automotive LLC 2017-1A A1^	3.87		4/15/2047	305,608	305,522	303,316
Castlelake Aircraft Securitization Trust 2018-1^	4.13		6/15/2043	589,260	588,818	587,592
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	23,914	23,734	23,854
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	2.47	#	6/25/2036	112,118	109,606	112,285
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	2.61	#	6/28/2040	769,598	726,960	728,393
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates 2005-OPT3 M2, 1M USD LIBOR + 0.675%	2.89	#	5/25/2035	11,428	11,402	11,431
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	41,067	40,896	39,996
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	917,154	907,643	897,169
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	756,248	752,587	740,395
CLI Funding VI LLC 2017-1A A^	3.62		5/18/2042	1,707,248	1,710,723	1,669,003
College Ave Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%^	3.42	#	12/26/2047	1,088,095	1,088,095	1,088,094
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.83	#	1/15/2037	172,928	153,188	162,545
Commonbond Student Loan Trust 2016-B A1^	2.73		10/25/2040	1,410,635	1,416,250	1,367,610
Commonbond Student Loan Trust 2017-A-GS^	5.28		5/25/2041	332,581	332,541	330,766
Commonbond Student Loan Trust 2018-A-GS^	3.82		2/25/2044	440,000	439,902	436,394

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Commonbond Student Loan Trust 2018-BGS^	4.12%		9/25/2045	430,000	$429,943	$428,729
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	143,036	143,029	142,890
CPS Auto Receivables Trust 2018-A^	2.16		5/17/2021	222,603	222,601	221,820
CPS Auto Trust^	3.43		7/15/2022	440,000	439,954	439,064
CPS Auto Trust 2017-A B^	2.68		5/17/2021	1,200,000	1,200,000	1,197,256
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	43,605	41,730	40,315
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	1,158,000	1,166,374	1,158,863
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	15,169	15,168	15,168
Diamond Resorts Owner Trust 2015-2 A^	2.99		5/22/2028	59,887	60,474	59,644
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	21,777	21,776	21,650
Diamond Resorts Owner Trust 2016-1 A^	3.08		11/20/2028	420,081	420,081	409,885
Diamond Resorts Owner Trust 2018-1^	3.70		1/21/2031	683,690	683,683	680,247
Domino’s Pizza Master Issuer LLC^	4.12		7/25/2048	658,350	658,350	654,392
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	48,755	48,198	48,202
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	15,268	15,266	15,069
DRB Prime Student Loan Trust 2015-D A1, 1M USD LIBOR + 1.700%^	3.92	#	1/25/2040	138,831	137,101	141,519
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	604,068	603,464	602,261
DRB Prime Student Loan Trust 2016-A A1, 1M USD LIBOR + 2.000%^	4.22	#	4/25/2040	662,637	677,939	680,997
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^ ¤	4.12	#	10/25/2044	738,599	738,599	751,525
Drive Auto Receivables Trust	3.66		11/15/2024	450,000	449,921	449,352
Drive Auto Receivables Trust 2015-AA C^	3.06		5/17/2021	63,426	63,876	63,467
Drive Auto Receivables Trust 2017-1 C	2.84		4/15/2022	350,000	349,962	349,396
Drive Auto Receivables Trust 2017-2 C	2.75		9/15/2023	200,000	199,993	199,495
Drive Auto Receivables Trust 2018-2	3.22		4/15/2022	380,000	379,954	379,497
Drug Royalty 2012-1 A1, 3M USD LIBOR + 5.250%^	7.32	#	7/15/2024	15,231	15,507	15,297
DT Auto Owner Trust 2018-1^	2.59		5/17/2021	1,235,419	1,235,400	1,234,307
DT Auto Owner Trust 2018-1^	3.04		1/18/2022	570,000	569,958	568,427
Earnest Student Loan Program LLC 2016-B A1, 1M USD LIBOR + 2.050%^	4.27	#	2/26/2035	131,506	131,506	134,771
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	268,880	267,429	257,591
Earnest Student Loan Program LLC 2016-D A2^	2.72		1/25/2041	291,261	291,174	285,442
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.57	#	7/26/2066	429,951	429,951	438,317
ECMC Group Student Loan Trust 2017-1A A, 1M USD LIBOR + 1.200%^	3.42	#	12/27/2066	1,233,847	1,233,847	1,250,504
ECMC Group Student Loan Trust 2018-1, 1M USD LIBOR + 0.750%^	2.97	#	2/27/2068	1,612,328	1,612,328	1,612,570
EdLinc Student Loan Funding Trust 2017-A A, 1M USD LIBOR—1.150%^	3.35	#	12/1/2047	1,684,717	1,673,173	1,665,951
Education Loan Asset-Backed Trust I 2013-1 A1, 1M USD LIBOR + 0.800%^	3.02	#	6/25/2026	348,371	344,732	348,504

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02	#**%	2/25/2027	20,871	$20,722	$20,532
Elara HGV Timeshare Issuer LLC 2016-A A^	2.73		4/25/2028	1,381,124	1,355,655	1,351,444
Elara HGV Timeshare Issuer LLC 2017-A A^	2.69		3/25/2030	419,161	419,126	408,076
Element Rail Leasing II LLC 2015-1A A1+ ^	2.71		2/19/2045	316,637	313,944	311,416
Element Rail Leasing II LLC 2015-1A A1+ ^	3.97		3/19/2046	112,754	112,754	113,232
Element Rail Leasing II LLC 2016-1A A2+ ^	5.05		3/19/2046	800,000	813,025	825,685
ELFI Graduate Loan Program LLC 2018-A, 1M USD LIBOR + 0.750%^	2.97	#	8/25/2042	1,083,181	1,083,181	1,083,180
ELFI Graduate Loan Program LLC 2018-A^	4.00		8/25/2042	460,000	451,046	444,266
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	130,110	130,086	126,734
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	68,651	68,645	68,592
Enterprise Fleet Financing LLC 2017-1 A3^	2.60		7/20/2022	240,000	239,957	238,181
Exeter Automobile Receivables Trust 2015-2A C^	3.90		3/15/2021	800,000	806,966	803,301
Exeter Automobile Receivables Trust 2016-3A B^	2.84		8/16/2021	240,000	239,974	239,677
Exeter Automobile Receivables Trust 2017-1A B^	3.00		12/15/2021	430,000	429,935	429,120
Exeter Automobile Receivables Trust 2018-1^	2.75		4/15/2022	480,000	480,000	475,769
Exeter Automobile Receivables Trust 2018-3^	2.90		1/18/2022	1,184,827	1,184,755	1,183,214
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	3.79	#	1/25/2035	231,919	232,911	232,580
First Investors Auto Owner Trust 2016-2A B^	2.21		7/15/2022	520,000	519,981	512,688
First Investors Auto Owner Trust 2017-3A B^	2.72		4/17/2023	560,000	559,965	549,188
First Investors Auto Owner Trust 2018-1^	3.22		1/17/2023	540,000	539,955	539,443
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	2,598	2,598	2,597
Flagship Credit Auto Trust 2015-3 A^	2.38		10/15/2020	59,749	59,875	59,698
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	61,110	61,039	61,115
Flagship Credit Auto Trust 2016-3 B^	2.43		6/15/2021	310,000	309,984	308,556
Flagship Credit Auto Trust 2016-4 B^	2.41		10/15/2021	1,940,000	1,940,999	1,932,167
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	410,000	409,984	405,158
Flagship Credit Auto Trust 2017-1 B^	2.83		3/15/2023	895,000	894,979	892,338
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	1,140,000	1,139,089	1,111,935
Flagship Credit Auto Trust 2018-1^	3.13		1/17/2023	2,250,000	2,249,577	2,227,925
Flagship Credit Auto Trust 2018-2^	2.97		10/17/2022	804,793	804,793	803,761
FRS I LLC 2013-1A A1^	1.80		4/15/2043	9,721	9,627	9,675
Global SC Finance II SRL 2014-1A A1+ ^	3.19		7/17/2029	180,833	180,799	176,217

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%^	3.01	#%	8/25/2048	166,844	$160,293	$166,764
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%^	3.72	#	9/25/2043	100,000	76,621	98,653
Goodgreen 2018-1^	3.93		10/15/2053	1,052,483	1,052,375	1,047,703
Goodgreen Trust 2016-1 A^	3.23		10/15/2052	487,736	487,500	469,915
Hero Funding 2017-3A A1^	3.19		9/20/2048	763,173	762,918	732,511
HERO FUNDING 2018-1^	4.67		9/20/2048	917,024	939,815	936,913
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	708,395	721,026	731,060
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	310,773	310,652	304,960
HERO Funding Trust 2017-2A A1^	3.28		9/20/2048	115,092	115,077	112,654
HERO Funding Trust 2017-2A A2^	4.07		9/20/2048	90,429	92,635	90,963
Hertz Vehicle Financing II LP^	3.29		2/25/2024	2,830,000	2,769,382	2,752,292
Hertz Vehicle Financing II LP^	3.56		10/25/2021	1,500,000	1,487,637	1,488,175
Hertz Vehicle Financing II LP^	3.60		2/25/2024	1,320,000	1,319,572	1,282,483
Higher Education Funding I 2004-1 B1, 28 day ARS^	3.51	#	1/1/2044	950,000	830,865	898,583
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	35,730	35,297	35,520
Hilton Grand Vacations Trust 2017-AA B^	2.96	#**	12/26/2028	269,501	269,490	261,011
Hilton Grand Vacations Trust 2018-A^	3.54		2/25/2032	400,000	399,991	400,226
Laurel Road Prime Student Loan Trust 2017-B CFX^	3.61		8/25/2042	434,680	434,615	413,573
Laurel Road Prime Student Loan Trust 2017-C B^	2.95		11/25/2042	524,414	524,214	499,573
Lendmark Funding Trust 2017-1A^	2.83		12/22/2025	570,000	569,042	566,731
Lendmark Funding Trust 2017-2A A^	2.80		5/20/2026	679,964	679,939	669,351
Lendmark Funding Trust 2018-1^	3.81		12/21/2026	630,000	629,967	629,339
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	480,000	479,916	479,674
Mariner Finance Issuance Trust 2017-BA B^	2.92		12/20/2029	2,100,000	2,099,798	2,066,387
Marlette Funding Trust 2017-1A A^	2.83		3/15/2024	405,648	406,560	405,518
Marlette Funding Trust 2017-2A A^	2.39		7/15/2024	135,382	135,382	135,155
Marlette Funding Trust 2017-3A A^	2.36		12/15/2024	225,319	225,308	224,514
Marlette Funding Trust 2018-1^	2.61		3/15/2028	1,471,496	1,471,430	1,466,949
Marlette Funding Trust 2018-2^	3.06		7/17/2028	445,434	445,434	444,653
Marlette Funding Trust 2018-3^	3.20		9/15/2028	1,153,660	1,153,564	1,153,490
Mosaic Solar Loan Trust 2018-2-GS^	4.20		2/22/2044	640,223	640,120	638,474
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	96,159	96,133	96,844
Mosaic Solar Loans LLC 2017-2A D^	Zero Coupon		6/22/2043	890,000	794,044	817,381
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	247,974	246,225	244,594
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	30,620	30,618	29,863
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	1,393,623	1,382,131	1,348,585
MVW Owner Trust 2017-1A A^	2.42		12/20/2034	94,526	94,513	91,392
Navient Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	2.88	#	12/15/2059	320,000	320,000	320,945
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	3.72	#	7/25/2052	1,100,000	1,094,585	1,136,426
Navient Student Loan Trust 2015-2 A3, 1M USD LIBOR + 0.570%	2.79	#	11/26/2040	500,000	492,835	500,000
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%^	3.47	#	6/25/2065	951,502	955,560	975,586
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	3.52	#	3/25/2066	550,000	550,000	570,452

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.37	#%	7/26/2066	1,000,000	$1,000,000	$1,023,194
Navient Student Loan Trust 2017-5A A, 1M USD LIBOR + 0.800%^	3.02	#	7/26/2066	551,741	551,123	557,012
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%^	2.94	#	3/25/2067	1,600,000	1,600,000	1,607,253
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%^	2.97	#	3/25/2067	1,360,000	1,360,000	1,361,820
Navient Student Loan Trust 2018-3, 1M USD LIBOR + 0.800%^	3.02	#	3/25/2067	1,600,000	1,600,000	1,615,035
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.050%^	3.22	#	9/25/2023	300,000	300,000	300,469
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.550%^	3.72	#	9/25/2023	520,000	520,000	520,015
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%^	3.97	#	12/26/2040	246,072	246,072	246,498
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	177,186	176,062	170,311
Nelnet Student Loan Trust 2005-1, 3M USD LIBOR + 0.110%	2.45	#	10/25/2033	411,461	408,992	408,997
Nelnet Student Loan Trust 2005-2, 3M USD LIBOR + 0.100%	2.47	#	3/23/2037	428,930	426,006	425,869
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.54	#	1/25/2038	1,076,239	1,011,817	1,023,541
Nelnet Student Loan Trust 2007-2, 28 day ARS^	2.46	#	6/25/2035	2,000,000	1,972,648	1,972,635
Nelnet Student Loan Trust 2018-1A, 1M USD LIBOR + 0.760%^	2.98	#	5/25/2066	1,390,000	1,390,000	1,397,147
Nelnet Student Loan Trust 2018-3, 1M USD LIBOR + 0.750%^	2.97	#	9/27/2066	1,300,000	1,300,000	1,300,052
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	975,000	975,000	966,667
NextGear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,996	99,992
NextGear Floorplan Master Owner Trust 2016-1A A1, 1M LIBOR + 1.700%^	3.86	#	4/15/2021	490,000	490,000	493,671
NextGear Floorplan Master Owner Trust 2016-2A A2^	2.19		9/15/2021	762,000	760,282	755,710
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	3.09	#	10/30/2045	188,657	180,874	187,243
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%^	3.47	#	5/27/2036	191,610	183,597	191,452
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	3.94	#	3/25/2035	440,113	440,005	442,212
NP SPE II LLC 2017-1A A1^	3.37		10/21/2047	417,503	417,503	408,194
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	900,000	900,000	891,540
OneMain Direct Auto Receivables Trust 2017-2A A^	2.31		12/14/2021	1,130,000	1,129,892	1,122,786

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Orange Lake Timeshare Trust 2016-A A^	2.61%		3/8/2029	1,353,156	$1,325,770	$1,314,379
Orange Lake Timeshare Trust 2016-A B^	2.91		3/8/2029	548,436	540,854	534,553
Oscar US Funding Trust II 2015 1A A4+ ^	2.44		6/15/2022	259,956	255,078	259,281
Oscar US Funding Trust IV 2016 1A A2B, 1M USD LIBOR + 1.700%+ ^	3.86	#	7/15/2020	7,690	7,690	7,707
Oscar US Funding Trust IV 2016-1A A2A+ ^	2.53		7/15/2020	19,225	19,251	19,219
OSCAR US Funding Trust IX LLC^	3.63		9/10/2025	480,000	479,892	478,841
Oscar US Funding Trust V 2016-2A A2A+ ^	2.31		11/15/2019	11,907	11,906	11,902
Oscar US Funding Trust VI LLC 2017-1A A3+ ^	2.82		6/10/2021	370,000	369,956	368,572
Oscar US Funding Trust VI LLC 2017-1A A4+ ^	3.30		5/10/2024	500,000	501,717	497,540
OSCAR US Funding Trust VIII LLC+ ^	2.91		4/12/2021	589,229	589,186	588,584
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	163,591	163,591	162,510
PHEAA Student Loan Trust 2016-2A A, 1M USD LIBOR + 0.950%^	3.17	#	11/25/2065	577,665	577,665	585,160
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.50	#	5/25/2036	58,040	55,864	57,999
Prestige Auto Receivables Trust 2018-1^	2.53		10/15/2019	420,000	420,000	420,000
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	483,620	486,569	484,234
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	56,041	56,040	56,033
Santander Drive Auto Receivables Trust 2016-1 D	4.02		4/15/2022	430,000	436,888	434,271
SBA Tower Trust^	2.88		7/10/2046	880,000	875,669	865,239
SBA Tower Trust^	3.17		4/9/2047	630,000	630,849	615,495
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	590,000	591,494	588,815
Securitized Equipment Receivables	3.76		10/11/2024	550,000	549,988	546,938
Securitized Equipment Receivables	4.20		10/11/2024	610,000	609,962	606,297
Sierra Timeshare 2014-3 Receivables Funding LLC^	2.80		10/20/2031	564,689	562,301	562,308
Sierra Timeshare 2015-1 Receivables Funding LLC^	3.05		3/22/2032	636,194	633,883	631,986
Sierra Timeshare 2015-2 Receivables Funding LLC^	2.43		6/20/2032	507,289	502,993	501,005
Sierra Timeshare 2016-2 Receivables Funding LLC^	2.78		7/20/2033	433,157	429,213	425,882
Sierra Timeshare 2018-2 Receivables Funding LLC^	3.94		6/20/2035	582,543	582,383	579,594
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05		6/20/2031	39,352	38,957	39,261
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	155,290	154,445	153,917
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	21,874	21,874	21,657
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	116,105	114,807	114,076
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	978,343	973,978	972,208

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58%		9/20/2032	21,874	$21,870	$21,526
Sierra Timeshare Receivables Funding LLC 2017-1A A^	2.91		3/20/2034	620,426	622,650	612,653
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.51	#	2/15/2045	423,652	371,293	392,832
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.56	#	12/15/2039	1,883,031	1,748,648	1,772,213
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.57	#	1/25/2041	775,896	729,123	738,040
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.600%^	2.94	#	10/25/2065	4,450,000	4,434,866	4,450,640
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	2.64	#	7/25/2025	40,000	38,751	39,980
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.98	#	6/15/2038	415,487	396,715	402,584
SLM Student Loan Trust 2004-3A A6A, 3M USD LIBOR + 0.550%^	2.89	#	10/25/2064	1,550,000	1,522,384	1,556,723
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.52	#	7/25/2055	371,274	310,746	353,601
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.63	#	1/25/2044	1,573,021	1,463,534	1,471,145
SLM Student Loan Trust 2005-7, 3M USD LIBOR + 0.750%	3.09	#	1/25/2040	1,400,000	1,395,303	1,394,750
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	2.64	#	1/25/2041	906,832	865,520	867,020
SLM Student Loan Trust 2005-9, 3M EURIBOR + 0.600%	2.94	#	1/25/2041	1,280,000	1,264,328	1,282,884
SLM Student Loan Trust 2006-10 A6, 3M USD LIBOR + 0.150%	2.49	#	3/25/2044	2,800,000	2,698,546	2,695,004
SLM Student Loan Trust 2006-10 B, 3M USD LIBOR + 0.220%	2.56	#	3/25/2044	1,362,959	1,286,470	1,289,345
SLM Student Loan Trust 2006-2, 3M USD LIBOR + 0.170%	2.51	#	1/25/2041	1,244,123	1,213,036	1,215,384
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.55	#	10/25/2040	621,789	551,968	589,512
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.54	#	1/27/2042	624,291	579,130	595,266
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	2.44	#	1/26/2026	75,100	73,438	74,998
SLM Student Loan Trust 2007-1 A6, 3M USD LIBOR + 0.140%	2.48	#	1/27/2042	200,000	192,158	193,280
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%^	3.31	#	5/15/2026	525,165	528,622	530,801
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%^	3.16	#	6/15/2027	77,637	76,428	78,251
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%^	3.66	#	2/17/2032	900,000	919,702	919,410
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%^	4.11	#	8/16/2032	700,000	729,774	723,974
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%^	3.61	#	2/17/2032	114,307	114,307	116,784

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%^	3.26	#%	9/15/2034	280,000	$280,000	$283,550
SMB Private Education Loan Trust 2017-B A2B, 1M USD LIBOR + 0.750%^	2.91	#	10/15/2035	670,000	670,000	672,159
SMB Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	2.88	#	1/15/2037	1,050,000	1,050,000	1,051,044
Sofi Consumer Loan Program 2018-3 Trust^	3.20		8/25/2027	564,882	564,882	564,794
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	483,586	485,138	482,849
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	167,362	167,342	166,835
SoFi Consumer Loan Program LLC 2016-3 A^	3.05		12/26/2025	156,958	156,956	156,222
SoFi Consumer Loan Program LLC 2016-5 A^	3.06		9/25/2028	918,396	915,691	914,763
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	406,194	405,623	405,458
SoFi Consumer Loan Program LLC 2017-3 A^	2.77		5/25/2026	623,830	623,830	617,991
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	255,985	256,099	256,214
Sofi Professional Loan Program 2018-A LLC^ ¤	Zero Coupon		2/25/2042	1,372,500	995,069	985,730
Sofi Professional Loan Program 2018-B Trust^ ¤	Zero Coupon		8/26/2047	1,265,700	691,129	711,591
Sofi Professional Loan Program 2018-D Trust^ ¤	Zero Coupon		2/25/2048	1,887,200	650,796	650,140
SoFi Professional Loan Program LLC 2015-A RC^ ¤	Zero Coupon		3/25/2033	300	844,125	320,625
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	32,964	32,809	32,219
SoFi Professional Loan Program LLC 2016 A A1, 1M USD LIBOR + 1.750%^	3.97	#	8/25/2036	116,164	115,184	119,641
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%^	3.42	#	6/25/2033	411,042	415,644	417,439
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%^	3.17	#	1/25/2039	86,753	86,753	87,237
SoFi Professional Loan Program LLC 2017-D R1^ ¤	Zero Coupon		9/25/2040	1,233,700	718,752	777,231
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	377,279	377,266	375,622
Springleaf Funding Trust 2016-AA A^	2.90		11/15/2029	1,560,000	1,559,788	1,555,773
SPS Servicer Advance Receivable 2016-T1 AT1^	2.53		11/16/2048	1,040,000	1,039,912	1,040,757
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	2,245,800	2,263,298	2,248,158
TAL Advantage LLC 2017-1A A	4.50		4/20/2042	619,638	626,904	625,247
TAL Advantage V LLC^	3.33		5/20/2039	1,539,076	1,528,976	1,528,874
Tesla Auto Lease Trust 2018-A^	2.32		12/20/2019	368,737	368,732	367,732
Tesla Auto Lease Trust 2018-A^	2.75		2/20/2020	275,000	274,984	273,823
Textainer Marine Containers VII Ltd.^	4.11		7/20/2043	741,000	732,271	734,798
TLF National Tax Lien Trust 2017-1^	3.09		12/15/2029	898,310	898,280	895,942

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
TPG Real Estate Finance 2018-FL-1 Issuer Ltd., 1M USD LIBOR + 0.750%^	2.91	#%	2/15/2035	680,000	$680,000	$679,797
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%+ ^	3.86	#	12/15/2020	900,000	902,327	899,173
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.73%^	2.95	#	3/15/2022	1,170,000	1,170,000	1,170,000
Trafigura Securitisation Finance plc 2018-1^	4.29		3/15/2022	1,800,000	1,799,881	1,799,881
Trinity Rail Leasing LP^	3.82		6/17/2048	975,000	974,643	976,927
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	1,249,401	1,332,485	1,302,624
TRIP Rail Master Funding LLC 2017-1A A1^	2.71		8/15/2047	199,076	199,073	196,021
VSE 2018-A Voi Mortgage LLC^	4.02		2/20/2036	482,716	482,654	479,651
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	425,067	425,028	413,571
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.64	#	10/25/2040	695,193	638,447	641,653
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	314,558	314,509	305,833
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	121,366	121,236	121,223
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	359,827	359,827	355,527
Westgate Resorts LLC 2018-1^	3.38		12/20/2031	719,235	718,002	715,508
Willis Engine Structured Trust IV^	4.75		9/15/2043	480,000	479,976	481,083

Total Other Asset-Backed Securities				170,663,641	167,356,075	166,799,076

Total Asset-Backed Securities				188,868,148	185,562,073	184,987,449

Corporate Bonds — 45.1%*:
Advertising — 0.3%*:
Interpublic Group of Cos., Inc. (The)	3.75		10/1/2021	400,000	399,726	400,793
S&P Global, Inc.	3.30		8/14/2020	700,000	714,564	700,145

Total Advertising				1,100,000	1,114,290	1,100,938

Aerospace/Defense — 0.5%*:
Harris Corp.	2.70		4/27/2020	2,140,000	2,136,063	2,118,837

Agriculture — 1.0%*:
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,040,000	1,035,371	995,128
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,220,000	1,239,839	1,216,191
Imperial Brands Finance PLC+ ^	2.95		7/21/2020	1,747,000	1,765,528	1,729,936
Reynolds American, Inc.	4.00		6/12/2022	196,000	197,733	197,210

Total Agriculture				4,203,000	4,238,471	4,138,465

Airlines — 0.4%*:
Delta Air Lines, Inc.	3.63		3/15/2022	1,700,000	1,709,383	1,678,731

Auto Manufacturers — 1.6%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	3.15	#	4/5/2021	1,135,000	1,135,000	1,127,856
Ford Motor Credit Co. LLC, 3M USD LIBOR +1.235%	3.55	#	2/15/2023	985,000	985,000	979,535
General Motors Financial Co., Inc.	3.25		1/5/2023	2,590,000	2,546,435	2,497,526
Hyundai Capital America^	2.00		7/1/2019	70,000	69,987	69,533
Hyundai Capital America^	2.40		10/30/2018	150,000	150,002	149,991
Hyundai Capital America^	2.55		2/6/2019	1,138,000	1,139,449	1,136,323

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Auto Manufacturers (continued):
Hyundai Capital America^	3.00%		10/30/2020	480,000	$483,823	$472,334
Nissan Motor Acceptance Corp.+ ^	1.90		9/14/2021	670,000	666,680	638,202

Total Auto Manufacturers				7,218,000	7,176,376	7,071,300

Auto Parts&Equipment — 0.5%*:
Lear Corp.	5.25		1/15/2025	300,000	320,262	309,998
Lear Corp.	5.38		3/15/2024	1,660,000	1,758,094	1,706,673

Total Auto Parts&Equipment				1,960,000	2,078,356	2,016,671

Beverages — 0.8%*:
Anheuser-Busch InBev Worldwide, Inc.+	3.50		1/12/2024	1,060,000	1,055,243	1,048,966
Maple Escrow Subsidiary, Inc.^	4.06		5/25/2023	1,305,000	1,305,000	1,307,278
Molson Coors Brewing Co.	2.10		7/15/2021	325,000	323,328	312,510
Molson Coors Brewing Co.	3.50		5/1/2022	639,000	633,756	633,552

Total Beverages				3,329,000	3,317,327	3,302,306

Biotechnology — 0.4%*:
Celgene Corp.	3.25		2/20/2023	804,000	785,363	788,411
Celgene Corp.	3.55		8/15/2022	475,000	486,333	473,576
Celgene Corp.	4.00		8/15/2023	619,000	631,940	624,706

Total Biotechnology				1,898,000	1,903,636	1,886,693

Chemicals — 1.9%*:
CF Industries, Inc.	7.13		5/1/2020	151,000	160,825	159,305
Huntsman International LLC	5.13		11/15/2022	998,000	1,034,632	1,027,940
Incitec Pivot Finance LLC+ ^	6.00		12/10/2019	1,443,000	1,497,001	1,480,075
LyondellBasell Industries NV	5.00		4/15/2019	945,000	957,663	949,734
LyondellBasell Industries NV	6.00		11/15/2021	985,000	1,080,917	1,045,882
RPM International, Inc.	3.45		11/15/2022	380,000	390,640	373,710
RPM International, Inc.	6.13		10/15/2019	1,205,000	1,248,977	1,236,638
Sherwin-Williams Co. (The)	2.75		6/1/2022	1,245,000	1,245,770	1,207,436
Syngenta Finance NV+ ^	3.70		4/24/2020	790,000	790,000	788,208

Total Chemicals				8,142,000	8,406,425	8,268,928

Commercial Banks — 7.6%*:
Banco Santander SA+	3.50		4/11/2022	2,400,000	2,411,578	2,348,996
Bancolombia SA+	5.95		6/3/2021	315,000	333,501	329,805
Bank of America Corp.	2.82	# **	7/21/2023	4,320,000	4,293,505	4,175,619
Barclays PLC, 3M USD LIBOR + 1.380%+	3.70	#	5/16/2024	885,000	885,000	880,369
Citigroup, Inc.	3.14	# **	1/24/2023	2,140,000	2,128,506	2,098,820
Compass Bank	5.50		4/1/2020	2,403,000	2,476,374	2,467,504
Discover Bank	3.35		2/6/2023	1,667,000	1,667,129	1,618,783
Discover Bank	4.20		8/8/2023	635,000	652,443	637,261
First Horizon National Corp.	3.50		12/15/2020	1,870,000	1,881,502	1,872,757
Goldman Sachs Group, Inc. (The)	3.20		2/23/2023	4,315,000	4,258,976	4,220,483
JPMorgan Chase & Co.	4.50		1/24/2022	2,045,000	2,153,257	2,108,135
Macquarie Bank Ltd.+ ^	2.85		1/15/2021	130,000	132,293	127,876
Mitsubishi UFJ Financial Group, Inc.+	2.67		7/25/2022	2,345,000	2,293,237	2,261,640
Morgan Stanley MTN	3.75		2/25/2023	2,365,000	2,434,045	2,364,558
Regions Financial Corp.	3.20		2/8/2021	1,940,000	1,972,913	1,930,959
Sumitomo Mitsui Financial Group, Inc.+	2.06		7/14/2021	682,000	677,865	655,687
Sumitomo Mitsui Financial Group, Inc.+	2.85		1/11/2022	580,000	583,791	565,790
SVB Financial Group	5.38		9/15/2020	200,000	209,696	207,204
Synchrony Bank	3.00		6/15/2022	1,380,000	1,358,853	1,322,857

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks (continued):
Turkiye Garanti Bankasi AS+ ^	4.75%		10/17/2019	325,000	$328,806	$317,278

Total Commercial Banks				32,942,000	33,133,270	32,512,381

Construction Materials — 1.2%*:
Holcim US Finance Sarl & Cie SCS+ ^	6.00		12/30/2019	1,990,000	2,073,696	2,052,504
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.500%	2.84	#	12/20/2019	445,000	445,000	446,095
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	2.96	#	5/22/2020	530,000	530,000	531,770
Masco Corp.	3.50		4/1/2021	590,000	594,451	589,687
Masco Corp.	7.13		3/15/2020	124,000	132,235	130,237
Standard Industries, Inc.^	5.50		2/15/2023	1,385,000	1,421,178	1,400,581

Total Construction Materials				5,064,000	5,196,560	5,150,874

Diversified Financial Services — 2.5%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	3.95		2/1/2022	1,530,000	1,561,533	1,525,758
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	4.50		5/15/2021	300,000	312,750	304,656
Aircastle Ltd.	5.00		4/1/2023	2,471,000	2,625,539	2,537,818
Antares Holdings LP^	6.00		8/15/2023	1,260,000	1,259,939	1,264,959
Athene Global Funding^	4.00		1/25/2022	2,551,000	2,585,069	2,556,384
Genpact Luxembourg Sarl	3.70		4/1/2022	1,575,000	1,578,099	1,537,911
Lazard Group LLC	4.25		11/14/2020	834,000	858,158	846,726

Total Diversified Financial Services				10,521,000	10,781,087	10,574,212

Electric — 1.5%*:
Ameren Corp.	2.70		11/15/2020	760,000	765,846	748,631
EDP Finance BV+ ^	4.13		1/15/2020	981,000	999,353	985,983
Enel Finance International NV+ ^	2.88		5/25/2022	1,050,000	1,047,656	998,691
Entergy Corp.	4.00		7/15/2022	750,000	775,170	758,645
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,929	447,858
Entergy Texas, Inc.	7.13		2/1/2019	934,000	949,439	946,525
Israel Electric Corp. Ltd.+ ^	7.25		1/15/2019	607,000	614,587	612,688
Puget Energy, Inc.	6.00		9/1/2021	675,000	736,588	717,567
Puget Energy, Inc.	6.50		12/15/2020	321,000	347,415	340,096

Total Electric				6,538,000	6,695,983	6,556,684

Electronics — 0.2%*:
FLIR Systems, Inc.	3.13		6/15/2021	480,000	486,318	472,292
Tech Data Corp.	3.70		2/15/2022	260,000	259,728	254,494

Total Electronics				740,000	746,046	726,786

Food — 0.8%*:
Danone SA+ ^	2.08		11/2/2021	2,110,000	2,098,311	2,019,446
JBS Investments GmbH^	7.75		10/28/2020	415,000	430,332	423,462
McCormick & Co., Inc.	2.70		8/15/2022	1,130,000	1,095,312	1,094,598

Total Food				3,655,000	3,623,955	3,537,506

Healthcare-Products — 1.5%*:
Abbott Laboratories	2.90		11/30/2021	1,460,000	1,464,655	1,441,749
Abbott Laboratories	3.25		4/15/2023	275,000	271,278	272,818
Becton Dickinson and Co., 3M USD LIBOR + 0.875%	3.26	#	12/29/2020	2,135,000	2,136,449	2,138,164
Boston Scientific Corp.	2.85		5/15/2020	350,000	351,732	347,484

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare-Products (continued):
CVS Health Corp.	2.13%	6/1/2021	1,815,000	$1,802,274	$1,751,884
CVS Health Corp.	3.70	3/9/2023	620,000	615,016	616,755

Total Healthcare-Products			6,655,000	6,641,404	6,568,854

Healthcare-Services — 0.5%*:
Cigna Corp.	4.00	2/15/2022	942,000	981,372	949,339
Cigna Corp.	4.50	3/15/2021	1,170,000	1,222,821	1,193,879

Total Healthcare-Services			2,112,000	2,204,193	2,143,218

Home Builders — 0.5%*:
Lennar Corp.	4.50	6/15/2019	150,000	150,855	150,938
Lennar Corp.	4.50	11/15/2019	1,090,000	1,105,049	1,098,175
Lennar Corp.	4.75	4/1/2021	900,000	927,728	911,592

Total Home Builders			2,140,000	2,183,632	2,160,705

Household Products/Wares — 0.3%*:
Church & Dwight Co., Inc.	2.88	10/1/2022	1,120,000	1,091,698	1,089,017

Insurance — 3.1%*:
American International Group, Inc.	3.30	3/1/2021	1,125,000	1,132,208	1,122,675
AmTrust Financial Services, Inc.	6.13	8/15/2023	780,000	775,933	764,400
CNA Financial Corp.	5.75	8/15/2021	941,000	1,005,417	995,808
Enstar Group Ltd.+	4.50	3/10/2022	950,000	959,380	954,165
Jackson National Life Global Funding^	2.50	6/27/2022	1,925,000	1,921,474	1,852,810
Lincoln National Corp.	4.00	9/1/2023	222,000	228,819	224,507
Lincoln National Corp.	4.20	3/15/2022	725,000	762,152	735,511
Lincoln National Corp.	6.25	2/15/2020	400,000	417,690	414,561
Nuveen FIinance LLC^	2.95	11/1/2019	2,070,000	2,084,879	2,067,160
Reinsurance Group of America, Inc.	5.00	6/1/2021	1,429,000	1,506,232	1,482,576
Trinity Acquisition PLC	3.50	9/15/2021	1,316,000	1,327,391	1,304,992
Willis Towers Watson PLC	5.75	3/15/2021	370,000	390,548	387,860
XLIT Ltd.	5.75	10/1/2021	925,000	1,005,169	978,720

Total Insurance			13,178,000	13,517,292	13,285,745

Investment Company Security — 0.7%*:
Ares Capital Corp.	3.63	1/19/2022	420,000	422,997	410,653
Ares Capital Corp.	3.88	1/15/2020	607,000	614,169	609,404
Ares Capital Corp.	4.88	11/30/2018	200,000	200,530	200,620
FS Investment Corp.	4.00	7/15/2019	853,000	855,643	856,190
TCP Capital Corp.	4.13	8/11/2022	1,140,000	1,136,096	1,082,418

Total Investment Company Security			3,220,000	3,229,435	3,159,285

IT Services — 0.9%*:
Dell International LLC/EMC Corp.^	3.48	6/1/2019	405,000	405,575	406,023
Dell International LLC/EMC Corp.^	4.42	6/15/2021	1,180,000	1,213,451	1,197,790
DXC Technology Co.	2.88	3/27/2020	270,000	269,574	267,748
Leidos Holdings, Inc.	4.45	12/1/2020	1,975,000	2,014,790	1,997,713

Total IT Services			3,830,000	3,903,390	3,869,274

Leisure Time — 0.3%*:
Brunswick Corp.^	4.63	5/15/2021	1,476,000	1,496,180	1,465,011

Lodging — 0.4%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	299,252	287,666
Marriott International, Inc.	2.88	3/1/2021	1,345,000	1,358,784	1,324,713

Total Lodging			1,645,000	1,658,036	1,612,379

Machinery-Diversified — 1.0%*:
CNH Industrial Capital LLC	3.38	7/15/2019	945,000	949,055	946,228

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Machinery-Diversified (continued):
CNH Industrial Capital LLC	3.88%		10/15/2021	1,110,000	$1,123,889	$1,106,896
CNH Industrial NV+	4.50		8/15/2023	450,000	459,802	456,930
Wabtec Corp.	4.15		3/15/2024	1,725,000	1,721,662	1,712,866

Total Machinery-Diversified				4,230,000	4,254,408	4,222,920

Media — 0.9%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58		7/23/2020	1,130,000	1,142,071	1,130,638
Discovery Communications LLC	2.95		3/20/2023	545,000	544,433	521,265
Sirius XM Radio, Inc.^	3.88		8/1/2022	2,188,000	2,214,435	2,152,183
Viacom, Inc.	2.75		12/15/2019	118,000	119,157	117,330

Total Media				3,981,000	4,020,096	3,921,416

Mining — 1.6%*:
Anglo American Capital PLC+ ^	3.75		4/10/2022	1,350,000	1,365,353	1,332,680
Glencore Finance Canada Ltd.+ ^	4.25		10/25/2022	484,000	505,259	487,403
Glencore Funding LLC+ ^	3.00		10/27/2022	730,000	728,219	699,632
Glencore Funding LLC+ ^	4.13		5/30/2023	980,000	975,707	978,804
Kinross Gold Corp.	5.13		9/1/2021	990,000	1,038,796	1,017,225
Kinross Gold Corp.+	5.95		3/15/2024	1,070,000	1,108,334	1,091,400
Newcrest Finance Pty Ltd.+ ^	4.20		10/1/2022	1,145,000	1,197,609	1,148,653

Total Mining				6,749,000	6,919,277	6,755,797

Office/Business Equip — 0.6%*:
Pitney Bowes, Inc.	3.88		10/1/2021	2,765,000	2,745,829	2,637,119

Oil and Gas — 0.6%*:
Antero Resources Corp.	5.38		11/1/2021	480,000	489,180	486,144
Continental Resources, Inc.	5.00		9/15/2022	1,008,000	1,023,503	1,022,616
EQT Corp.	3.00		10/1/2022	1,045,000	1,042,225	1,012,836

Total Oil and Gas				2,533,000	2,554,908	2,521,596

Packaging and Containers — 0.5%*:
Graphic Packaging International, Inc.	4.75		4/15/2021	2,096,000	2,171,814	2,116,960

Pharmaceuticals — 2.3%*:
AbbVie, Inc.	2.30		5/14/2021	150,000	149,213	145,995
Bayer US Finance II LLC, 3M USD LIBOR + 1.010%^	3.34	#	12/15/2023	1,795,000	1,795,000	1,798,061
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	3.10	#	6/15/2022	2,145,000	2,154,777	2,148,580
Express Scripts Holding Co.	3.30		2/25/2021	1,590,000	1,607,990	1,581,861
Express Scripts Holding Co.	4.75		11/15/2021	950,000	1,006,120	980,523
Shire Acquisitions Investments Ireland DAC	2.40		9/23/2021	630,000	625,859	608,510
Shire Acquisitions Investments Ireland DAC	2.88		9/23/2023	470,000	449,434	447,598
Teva Pharmaceutical Finance Netherlands III B.V.	2.20		7/21/2021	2,390,000	2,341,599	2,245,883

Total Pharmaceuticals				10,120,000	10,129,992	9,957,011

Pipelines — 1.4%*:
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50		12/1/2022	290,000	289,242	285,554
Energy Transfer Partners LP	4.20		9/15/2023	2,125,000	2,124,557	2,141,868

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Pipelines (continued):
EQT Midstream Partners LP	4.75%	7/15/2023	1,250,000	$1,247,154	$1,268,479
Williams Cos., Inc. (The)	3.70	1/15/2023	2,320,000	2,271,051	2,295,849

Total Pipelines			5,985,000	5,932,004	5,991,750

Real Estate Investment Trusts — 1.3%*:
American Tower Corp.	2.25	1/15/2022	330,000	329,702	315,008
American Tower Corp.	3.00	6/15/2023	1,400,000	1,396,226	1,347,822
American Tower Corp.	3.30	2/15/2021	530,000	534,810	526,775
Crown Castle International Corp.	3.40	2/15/2021	1,272,000	1,291,443	1,268,737
Digital Realty Trust LP	3.40	10/1/2020	385,000	387,119	385,366
Healthcare Trust of America Holdings LP	2.95	7/1/2022	370,000	369,827	357,858
Simon Property Group LP	2.35	1/30/2022	955,000	951,095	922,793
Weyerhaeuser Co.	7.38	10/1/2019	315,000	328,413	328,143

Total REITS			5,557,000	5,588,635	5,452,502

Retail — 0.9%*:
AutoNation, Inc.	3.35	1/15/2021	1,365,000	1,376,223	1,353,051
Dollar Tree, Inc.	3.70	5/15/2023	1,070,000	1,062,989	1,056,161
O’Reilly Automotive, Inc.	3.85	6/15/2023	339,000	341,264	339,578
QVC, Inc.	4.38	3/15/2023	1,110,000	1,092,936	1,096,382

Total Retail			3,884,000	3,873,412	3,845,172

Semiconductors — 0.9%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00	1/15/2022	1,785,000	1,781,122	1,739,054
Microchip Technology, Inc.^	3.92	6/1/2021	835,000	835,000	830,108
NXP BV/NXP Funding LLC^	4.13	6/1/2021	1,270,000	1,293,668	1,268,629

Total Semiconductors			3,890,000	3,909,790	3,837,791

Telecommunications — 1.6%*:
Hughes Satellite Systems Corp.	6.50	6/15/2019	1,932,000	1,983,306	1,970,640
Sprint Communications, Inc.	9.25	4/15/2022	1,005,000	1,183,034	1,140,675
Telefonaktiebolaget LM Ericsson+	4.13	5/15/2022	3,220,000	3,241,157	3,199,627
Verizon Communications, Inc.	2.95	3/15/2022	760,000	769,378	747,933

Total Telecommunications			6,917,000	7,176,875	7,058,875

Transportation — 0.9%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.50	6/15/2019	285,000	284,029	284,011
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.70	3/14/2023	410,000	402,878	387,658
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.05	1/9/2020	590,000	594,049	587,250
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.20	7/15/2020	135,000	134,964	134,295
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.30	4/1/2021	240,000	244,210	237,560
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38	2/1/2022	80,000	80,983	78,881
Penske Truck Leasing Co. LP/PTL Finance Corp.^	4.88	7/11/2022	490,000	526,398	505,050
Ryder System, Inc.	2.50	9/1/2022	26,000	24,949	24,887
Ryder System, Inc.	3.40	3/1/2023	330,000	326,022	325,687
Ryder System, Inc.	3.75	6/9/2023	885,000	885,917	882,978
Ryder System, Inc. MTN	2.25	9/1/2021	635,000	631,863	612,572

Total Transportation			4,106,000	4,136,262	4,060,829

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Trucking and Leasing — 0.8%*:
DAE Funding LLC+ ^	4.00%		8/1/2020	276,000	$276,000	$272,895
GATX Corp.	2.50		7/30/2019	250,000	250,876	249,169
GATX Corp.	2.60		3/30/2020	685,000	681,778	676,333
Park Aerospace Holdings Ltd.+ ^	5.25		8/15/2022	2,230,000	2,290,589	2,249,513

Total Trucking and Leasing				3,441,000	3,499,243	3,447,910

Venture Capital — 0.4%*:
Hercules Capital, Inc.	4.63		10/23/2022	1,725,000	1,717,117	1,660,075

Total Corporate Bonds				194,505,000	196,812,150	193,482,523

Mortgage-Backed Securities — 5.8%*:
BHMS, 1M USD LIBOR + 1.50%^	3.66	# @	7/15/2035	1,800,000	1,800,000	1,800,170
COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	643,157	609,998
Deephaven Residential Mortgage Trust 2018-1^	3.03	# @	12/25/2057	982,054	982,039	962,837
Deephaven Residential Mortgage Trust 2018-2^	3.68	# @	4/25/2058	1,596,246	1,596,229	1,589,797
Deephaven Residential Mortgage Trust 2018-3^	3.96	# @	8/25/2058	650,000	650,000	650,413
JP Morgan Chase Commercial Mortgage Securities Corp., 1M USD LIBOR + 1.000%^	3.16	#	6/15/2032	1,550,000	1,550,000	1,551,927
JP Morgan Mortgage Trust 2017-6 A5^	3.50	# @	12/25/2048	1,024,689	1,038,109	1,011,372
JP Morgan Mortgage Trust 2018-1^	3.50	# @	6/25/2048	756,312	762,497	746,009
JP Morgan Mortgage Trust 2018-3^	3.50	# @	9/25/2048	1,160,526	1,156,933	1,141,087
JP Morgan Mortgage Trust 2018-4^	3.50	# @	10/25/2048	990,817	985,960	977,363
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM	5.47	# @	6/12/2047	196,788	201,460	196,607
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	# @	11/25/2056	403,639	415,597	401,797
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%^	5.07	#	2/25/2023	470,000	470,000	475,438
PSMC Trust^	3.50	# @	2/25/2048	1,191,206	1,189,732	1,173,384
PSMC Trust 2018-2^	3.50	# @	6/25/2048	1,073,668	1,056,171	1,056,465
RETL 2018-RVP, 1M USD LIBOR + 1.100%^	3.26	#	3/15/2033	1,111,532	1,111,532	1,115,703
Sequoia Mortgage Trust 2015-1^	2.50	# @	1/25/2045	868,261	854,850	841,101
Sequoia Mortgage Trust 2018-3^	3.50	# @	3/25/2048	1,362,344	1,360,239	1,343,808
Sequoia Mortgage Trust 2018-5^	3.50	# @	5/25/2048	1,010,365	999,246	996,620
Sequoia Mortgage Trust 2018-7^	4.00	# @	9/25/2048	752,540	756,296	761,907
Sequoia Mortgage Trust 2018-CH1^	4.00	# @	2/25/2048	935,553	951,886	938,883
Sequoia Mortgage Trust 2018-CH2^	4.00	# @	6/25/2048	1,695,784	1,713,204	1,706,950
Sequoia Mortgage Trust 2018-CH3^	4.00	# @	8/25/2048	1,283,670	1,294,725	1,290,065
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	# @	10/25/2031	799,402	807,253	783,077
TIAA Bank Mortgage Loan Trust 2018-2^	3.50	# @	7/25/2048	557,402	552,029	549,823
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	# @	10/25/2046	271,367	271,367	269,442

Total Mortgage-Backed Securities				25,094,165	25,170,511	24,942,043

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies — 2.2%*:
Federal Home Loan Mortgage Corp., 1M LIBOR + 0.450%	2.61	#%	9/15/2042	312,262	$310,751	$315,059
Federal Home Loan Mortgage Corp., 1M LIBOR + 0.480%	2.64	#	10/15/2040	347,478	347,161	350,145
Federal Home Loan Mortgage Corp.	3.00		5/15/2039	512,134	516,603	502,961
Federal Home Loan Mortgage Corp.	3.00		8/15/2040	788,497	800,032	774,080
Federal Home Loan Mortgage Corp.	3.00		3/15/2041	676,431	685,403	664,287
Federal National Mortgage Association	3.00		4/25/2040	1,066,723	1,078,917	1,044,225
Federal National Mortgage Association	3.00		1/25/2041	533,420	540,129	525,228
U.S. Treasury Bonds	8.00		11/15/2021	880,000	1,019,128	1,013,547
U.S. Treasury Bonds	8.13		8/15/2019	1,900,000	1,994,466	1,989,211
U.S. Treasury Bonds	8.75		5/15/2020	1,900,000	2,090,601	2,080,278

Total U.S. Treasury & Government Agencies				8,916,945	9,383,191	9,259,021

Total Fixed Income				417,384,258	416,927,925	412,671,036

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.9%*:
Call Options Purchased — 0.2%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	11,190,000	11,190,000	561,458	(177,512)	383,946
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.61	1/31/2033	14,590,000	14,590,000	698,861	(139,497)	559,364

Total Call Options Purchased				25,780,000	25,780,000	1,260,319	(317,009)	943,310

Put Options Purchased — 0.7%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	181,241	1,324,729
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	29,090,000	29,090,000	1,390,502	143,228	1,533,730

Total Put Options				51,880,000	51,880,000	2,533,990	324,469	2,858,459

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Short-Term Investments — 4.5%*:
Commercial Paper — 4.5%*:
Auto Manufacturers — 0.9%*:
Hyundai Capital America	Zero Coupon	10/5/2018	4,000,000	3,999,022	3,999,022

Insurance — 0.6%*:
Aon Corp.	Zero Coupon	10/10/2018	2,500,000	2,498,575	2,498,575

Oil and Gas — 1.4%*:
FMC Technologies, Inc.	Zero Coupon	10/9/2018	4,000,000	3,997,982	3,997,982
Suncor Energy, Inc.	Zero Coupon	10/17/2018	2,000,000	1,997,893	1,997,893

Total Oil and Gas			6,000,000	5,995,875	5,995,875

Utilities — 1.6%*:
AVANGRID, Inc.	Zero Coupon	10/1/2018	3,000,000	3,000,000	3,000,000
Entergy Corp.	Zero Coupon	10/26/2018	4,000,000	3,993,556	3,993,556

Total Utilities			7,000,000	6,993,556	6,993,556

Total Commercial Paper			19,500,000	19,487,028	19,487,028

Total Short-Term Investments			19,500,000	19,487,028	19,487,028

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Total Investments	514,544,258	440,209,262	435,959,833

Other assets and liabilities – (1.7%)*			(7,367,717)

Net Assets – 100.0%			$428,592,116

MTN	Medium Term Note
OTC	Over the Counter
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	89.1%
Ireland	1.8%
Japan	1.4%
Switzerland	1.1%
Canada	1.0%
Other (Individually less than 1%)	5.6%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at September 30, 2018 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Long Futures
U.S. 10-Year Treasury Note	12/19/18	207	24,923,146	Long	$24,587,719	$(335,427)
U.S. 2-Year Treasury Note	12/31/18	573	121,173,410	Long	120,750,797	(422,613)

Total Long Futures						$(758,040)

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Futures
U.S. 10-Year Ultra Treasury Note	12/19/18	102	13,088,480	Short	$12,852,000	$236,480
U.S. 5-Year Treasury Note	12/31/18	943	106,990,733	Short	106,065,399	925,335

Total Short Futures						$1,161,815

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

OTC Credit Default Swaps—Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$510	$(27,125)	$(27,635)
CMBX.NA.BBB-.6†	3.00%	1M	5/11/2063	Goldman Sachs & Co.	290,000	290,000	(21,281)	(34,200)	(12,919)

Total OTC Credit Default Swaps							(20,771)	(61,325)	(40,554)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 86.2%*:
Asset-Backed Securities — 26.6%*:
CDO/CLO — 4.4%*:
ALM VII Ltd. 2012-7A A1R, 3M USD LIBOR + 1.480%^	3.82	#%	10/15/2028	250,000	$250,000	$251,292
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	3.75	#	10/20/2029	250,000	250,000	250,966
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	3.47	#	7/20/2026	250,000	250,000	250,025
Marble Point CLO XI Ltd. 2017-2A A, 3M USD LIBOR + 1.180%^	3.51	#	12/18/2030	250,000	250,000	249,903
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	3.43	#	1/15/2030	250,000	250,000	249,646

Total CDO/CLO				1,250,000	1,250,000	1,251,832

Other Asset-Backed Securities — 22.2%*:
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	2.92	#	7/25/2056	51,976	50,857	51,816
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.72	#	7/25/2058	100,000	86,589	89,895
AccessLex Institute 2004-1 B, 3M USD LIBOR + 0.570%	2.94	#	9/22/2037	57,049	54,805	54,790
AccessLex Institute 2004-A A3, 28 day ARS	1.70	#	7/1/2039	150,000	147,257	147,970
AccessLex Institute 2006-1 B, 3M USD LIBOR + 0.450%	2.76	#	8/25/2037	82,033	72,205	78,630
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	38,900	38,900	39,027
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	3.12	#	10/25/2034	46,423	42,370	45,939
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	2.97	#	3/25/2035	47,908	47,636	47,471
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	45,743	45,269	44,747
CLI Funding VI LLC 2016-1A A^	4.21		2/18/2041	59,425	59,419	57,551
College Avenue Student Loans LLC 2017, 1M USD LIBOR + 1.650%^	3.87	#	11/26/2046	91,487	92,919	93,296
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.83	#	1/15/2037	90,787	80,424	85,336
College Loan Corp. Trust I 2017-1 B2, 28 day ARS	1.84	#	1/25/2047	45,000	38,559	37,865
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	38,154	36,377	35,276
CWABS Asset-Backed Certificates Trust 2005-4 MV5, 1M USD LIBOR + 0.670%	3.22	#	10/25/2035	60,000	54,206	59,081
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	48,250	49,213	48,286
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	15,169	15,168	15,168
Diamond Resorts Owner Trust 2016-1 B^	3.37		11/20/2028	43,457	43,450	42,236
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	58,650	58,650	59,012
DRB Prime Student Loan Trust 2015-B A1, 1M USD LIBOR + 1.900%^	4.12	#	10/27/2031	28,501	28,452	29,325
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^ ¤	4.12	#	10/25/2044	50,938	50,938	51,829
DRB Prime Student Loan Trust 2016-R A2^ ¤	3.07		10/25/2044	50,938	50,928	50,706

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Drug Royalty 2012-1 A1, 3M USD LIBOR + 5.250%+ ^	7.32	#%	7/15/2024	6,923	$7,072	$6,953
Earnest Student Loan Program LLC 2016-C A1, 1M USD LIBOR + 1.850%^	4.07	#	10/27/2036	30,369	30,369	31,083
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.57	#	7/26/2066	67,180	67,180	68,487
EdLinc Student Loan Funding Trust 2017-A A, 1M USD LIBOR—1.150%^	3.35	#	12/1/2047	86,396	85,804	85,433
Element Rail Leasing II LLC 2015-1A A1+ ^	2.71		2/19/2045	48,713	47,125	47,910
Entergy New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	72,284	72,270	70,407
First Franklin Mortgage Loan Trust 2004-FFH4 M6, 1M USD LIBOR + 1.725%	3.94	#	1/25/2035	50,000	49,823	51,803
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	40,000	39,998	39,528
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	100,000	99,836	97,538
Goodgreen Trust 2017-1A A^	3.74		10/15/2052	83,752	83,714	83,014
Helios Issuer LLC 2017-1A A^	4.94		9/20/2049	92,745	92,702	94,600
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	79,694	81,115	82,244
Hertz Vehicle Financing II LP^	3.60		2/25/2024	150,000	145,781	145,737
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	53,215	53,110	52,901
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	45,184	45,150	45,014
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	100,000	99,982	99,932
Marlette Funding Trust 2017-2A B^	3.19		7/15/2024	100,000	99,993	99,795
Montana Higher Education Student Assistance Corp. 2012-1 A3, 1M USD LIBOR + 1.050%	3.22	#	7/20/2043	150,000	145,265	151,735
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.37	#	7/26/2066	120,000	120,000	122,783
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%^	2.94	#	3/25/2067	100,000	100,000	100,453
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%^	3.42	#	3/25/2067	100,000	100,621	100,000
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	49,218	48,906	47,308
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.54	#	1/25/2038	78,749	74,035	74,893
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	125,000	125,000	123,932
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	3.09	#	10/30/2045	23,830	22,847	23,652
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	3.94	#	3/25/2035	73,352	73,334	73,702
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	100,000	100,000	99,060
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3 AT3^	2.83		10/16/2051	230,000	230,000	223,661
OSCAR US Funding Trust V 2016-2A A4+ ^	2.99		12/15/2023	130,000	129,300	128,801
Oscar US Funding Trust VI LLC 2017-1A A4+ ^	3.30		5/10/2024	30,000	29,995	29,852

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Planet Fitness Master Issuer LLC^	4.67%		9/5/2048	100,000	$100,000	$98,711
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.50	#	5/25/2036	28,191	27,134	28,171
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	18,118	18,114	18,004
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.51	#	2/15/2045	89,438	77,154	82,931
SLM Student Loan Trust 2002-7 A11, 28 day ARS	3.03	#	3/15/2028	50,000	49,483	49,993
SLM Student Loan Trust 2002-7 B, 28 day ARS	3.28	#	12/15/2039	80,000	80,059	78,855
SLM Student Loan Trust 2003-2 A9, 28 day ARS	4.27	#	9/15/2028	100,000	99,783	98,910
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.98	#	6/15/2038	63,065	58,023	61,106
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.52	#	7/25/2055	105,239	90,552	100,229
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.63	#	1/25/2044	119,825	111,203	112,065
SLM Student Loan Trust 2006-10 A6, 3M USD LIBOR + 0.150%	2.49	#	3/25/2044	200,000	192,611	192,500
SLM Student Loan Trust 2006-10 B, 3M USD LIBOR + 0.220%	2.56	#	3/25/2044	59,259	55,991	56,058
SLM Student Loan Trust 2006-4 B, 3M USD LIBOR + 0.200%	2.54	#	1/25/2070	58,833	55,108	55,891
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.55	#	10/25/2040	112,643	99,107	106,796
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.54	#	1/27/2042	56,754	53,540	54,115
SLM Student Loan Trust 2007-1 A6, 3M USD LIBOR + 0.140%	2.48	#	1/27/2042	100,000	96,079	96,640
SMB Private Education Loan Trust 2017-A B^	3.50		6/17/2041	130,000	126,126	119,313
SoFi Professional Loan Program LLC 2017-A C^	4.43		3/26/2040	100,000	99,490	96,791
SoFi Professional Loan Program LLC 2017-D BFX^	3.61		9/25/2040	100,000	99,950	96,429
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	3.60	#	8/1/2035	100,000	98,557	97,621
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.75		11/15/2049	100,000	99,986	99,382
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	68,950	69,558	71,169
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	78,800	79,039	78,883
Textainer Marine Containers V Ltd. 2017-1A A+ ^	3.72		5/20/2042	87,256	87,253	86,318
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	99,952	107,815	104,210
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	126,275	126,261	123,558
Triton Container Finance VI LLC 2017-1A A^	3.52		6/20/2042	87,799	87,784	85,435
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.64	#	10/25/2040	69,519	63,845	64,165

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Welk Resorts LLC 2017-AA B^	3.41%	6/15/2033	84,394	$84,432	$82,053

Total Other Asset-Backed Securities			6,391,702	6,238,955	6,263,765

Total Asset-Backed Securities			7,641,702	7,488,955	7,515,597

Corporate Bonds — 32.2%*:
Advertising — 0.1%*:
WPP Finance 2010+	5.63	11/15/2043	35,000	38,081	35,796

Aerospace/Defense — 0.1%*:
United Technologies Corp.	5.70	4/15/2040	25,000	31,155	28,617

Agriculture — 0.5%*:
Bunge Ltd. Finance Corp.	3.25	8/15/2026	45,000	43,429	40,720
Bunge Ltd. Finance Corp.	4.35	3/15/2024	50,000	49,939	49,502
Reynolds American, Inc.	4.45	6/12/2025	30,000	30,485	30,221
Reynolds American, Inc.	5.85	8/15/2045	25,000	30,227	27,187

Total Agriculture			150,000	154,080	147,630

Airlines — 0.1%*:
United Airlines 2018-1 Class B Pass Through Trust	4.60	9/1/2027	15,000	15,000	15,066
WestJet Airlines Ltd.+ ^	3.50	6/16/2021	14,000	13,989	13,772

Total Airlines			29,000	28,989	28,838

Auto Manufacturers — 0.9%*:
Ford Motor Co.	7.45	7/16/2031	40,000	46,710	44,429
General Motors Co.	4.20	10/1/2027	30,000	29,960	28,299
General Motors Co.	5.15	4/1/2038	20,000	19,988	18,601
General Motors Co.	5.20	4/1/2045	35,000	34,595	31,796
General Motors Financial Co., Inc.	3.50	11/7/2024	50,000	49,934	47,137
General Motors Financial Co., Inc.	4.15	6/19/2023	35,000	34,951	34,860
General Motors Financial Co., Inc.	4.30	7/13/2025	50,000	49,739	48,633

Total Auto Manufacturers			260,000	265,877	253,755

Beverages — 0.5%*:
Anheuser-Busch InBev Worldwide, Inc.+	4.60	4/15/2048	45,000	44,747	43,591
Anheuser-Busch InBev Worldwide, Inc.+	8.20	1/15/2039	35,000	51,336	49,132
Molson Coors Brewing Co.	4.20	7/15/2046	36,000	33,094	31,898
Molson Coors Brewing Co.	5.00	5/1/2042	5,000	5,031	4,957

Total Beverages			121,000	134,208	129,578

Biotechnology — 0.3%*:
Amgen, Inc.	5.15	11/15/2041	10,000	10,403	10,598
Celgene Corp.	3.45	11/15/2027	65,000	63,715	60,680
Celgene Corp.	4.63	5/15/2044	25,000	26,850	23,526

Total Biotechnology			100,000	100,968	94,804

Chemicals — 0.7%*:
Incitec Pivot Finance LLC+ ^	6.00	12/10/2019	30,000	31,218	30,771
LYB International Finance B.V.+	5.25	7/15/2043	35,000	35,963	35,723
Mosaic Co. (The)	4.05	11/15/2027	44,000	43,189	42,566
RPM International, Inc.	3.75	3/15/2027	15,000	14,982	14,254
Sherwin-Williams Co. (The)	4.50	6/1/2047	15,000	14,899	14,427
Yara International ASA+ ^	4.75	6/1/2028	50,000	49,877	50,337

Total Chemicals			189,000	190,128	188,078

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks — 4.5%*:
Associated Banc-Corp	4.25%		1/15/2025	70,000	$70,015	$69,644
Bank of America Corp.	4.18		11/25/2027	65,000	65,000	63,442
Bank of America Corp., 3M USD LIBOR + 1.814%	4.24	#	4/24/2038	30,000	30,000	29,287
Bank of America Corp.	4.75		4/21/2045	45,000	46,732	45,255
Bank of Montreal	3.80		12/15/2032	40,000	40,000	37,374
Bank of Nova Scotia (The)+	4.50		12/16/2025	30,000	30,317	30,015
Bank of Nova Scotia (The)+	4.65		12/31/2099	80,000	80,300	75,050
Barclays Bank plc+ ^	10.18		6/12/2021	80,000	91,371	91,138
Citigroup, Inc.	3.88		3/26/2025	60,000	58,777	58,344
Citigroup, Inc.	4.60		3/9/2026	45,000	44,930	45,298
Fulton Financial Corp.	3.60		3/16/2022	35,000	34,904	34,246
Goldman Sachs Group, Inc. (The)	3.81		4/23/2029	40,000	40,000	38,156
Goldman Sachs Group, Inc. (The)	5.15		5/22/2045	70,000	67,833	71,441
Goldman Sachs Group, Inc. (The)	5.95		1/15/2027	32,000	35,222	34,993
HSBC Holdings plc+	4.25		3/14/2024	200,000	201,711	198,938
Huntington Bancshares, Inc.	5.70		12/31/2099	80,000	80,000	79,300
JPMorgan Chase & Co.	3.63		12/1/2027	30,000	29,956	28,293
JPMorgan Chase & Co.	4.95		6/1/2045	40,000	39,329	41,946
Morgan Stanley	4.35		9/8/2026	85,000	84,668	84,344
Valley National Bancorp	5.13		9/27/2023	75,000	79,373	77,211
Wells Fargo & Co.	5.38		11/2/2043	29,000	34,241	31,156
Wells Fargo & Co.	5.61		1/15/2044	15,000	18,261	16,569

Total Commercial Banks				1,276,000	1,302,940	1,281,440

Commercial Services — 0.2%*:
ERAC USA Finance LLC^	4.20		11/1/2046	70,000	69,485	62,693

Construction Materials — 0.2%*:
Standard Industries, Inc.^	5.00		2/15/2027	70,000	70,000	65,888

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	5.45		12/15/2024	45,000	45,971	44,331

Diversified Financial Services — 4.0%*:
AerCap Ireland Capital DAC/AerCap Global Aviation Trust+	3.50		1/15/2025	160,000	159,200	150,774
Aircastle Ltd.	4.13		5/1/2024	30,000	28,916	29,508
Aircastle Ltd.	4.40		9/25/2023	25,000	24,958	25,003
Aircastle Ltd.	5.00		4/1/2023	50,000	50,437	51,352
Antares Holdings LP^	6.00		8/15/2023	250,000	251,851	250,984
Brookfield Finance, Inc.+	4.25		6/2/2026	60,000	59,535	59,237
Discover Financial Services, Inc.	3.75		3/4/2025	30,000	29,128	28,597
Discover Financial Services, Inc.	4.10		2/9/2027	65,000	65,405	62,133
Discover Financial Services, Inc.	5.50		12/31/2099	160,000	160,000	158,000
Genpact Luxembourg Sarl	3.70		4/1/2022	65,000	65,112	63,470
High Street Funding Trust I^	4.11		2/15/2028	150,000	150,000	146,295
Lazard Group LLC	3.63		3/1/2027	30,000	29,891	27,977
Lazard Group LLC	4.50		9/19/2028	20,000	19,816	19,671
Legg Mason, Inc.	5.63		1/15/2044	35,000	36,273	35,404
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.^	4.50		3/15/2027	25,000	24,826	24,840

Total Diversified Financial Services				1,155,000	1,155,348	1,133,245

Electric — 1.0%*:
Appalachian Power Co.	6.70		8/15/2037	30,000	37,111	37,302
Cleveland Electric Illuminating Co. (The)^	3.50		4/1/2028	25,000	24,932	23,580

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Electric (continued):
Duke Energy Corp.	3.75%		9/1/2046	40,000	$39,523	$35,150
Indianapolis Power & Light Co.^	4.05		5/1/2046	45,000	44,712	42,928
IPALCO Enterprises, Inc.	3.45		7/15/2020	50,000	50,151	49,763
IPALCO Enterprises, Inc.	3.70		9/1/2024	25,000	24,979	24,249
Oncor Electric Delivery Co. LLC	5.25		9/30/2040	40,000	48,553	45,704
Southwestern Public Service Co.	6.00		10/1/2036	30,000	35,276	35,059

Total Electric				285,000	305,237	293,735

Electronics — 0.2%*:
Arrow Electronics, Inc.	3.25		9/8/2024	25,000	24,868	23,629
Arrow Electronics, Inc.	3.88		1/12/2028	25,000	24,904	23,287

Total Electronics				50,000	49,772	46,916

Forestry and Paper Products — 0.1%*:
Fibria Overseas Finance Ltd.+	4.00		1/14/2025	30,000	27,687	27,761

Gas — 0.2%*:
NiSource Finance Corp.	4.80		2/15/2044	50,000	55,828	50,609

Healthcare-Products — 0.1%*:
Becton Dickinson and Co.	4.69		12/15/2044	25,000	25,925	24,650

Healthcare-Services — 0.5%*:
Humana, Inc.	3.95		3/15/2027	40,000	39,957	39,316
Humana, Inc.	4.80		3/15/2047	20,000	19,982	20,399
IHC Health Services, Inc.	4.13		5/15/2048	100,000	100,664	96,130

Total Healthcare-Services				160,000	160,603	155,845

Household Products/Wares — 0.0%*:
Church & Dwight Co., Inc.	3.15		8/1/2027	15,000	14,986	13,889

Housewares — 0.1%*:
Toro Co. (The)	7.80		6/15/2027	25,000	30,863	29,391

Insurance — 3.4%*:
Allstate Corp. (The), 3M USD LIBOR + 2.938%	5.75	#	8/15/2053	110,000	116,412	113,300
American International Group, Inc.	3.90		4/1/2026	20,000	19,992	19,552
American International Group, Inc.	4.20		4/1/2028	30,000	29,893	29,684
American International Group, Inc.	4.50		7/16/2044	25,000	25,661	23,595
American International Group, Inc.	4.75		4/1/2048	15,000	14,913	14,746
American International Group, Inc.	5.75		4/1/2048	70,000	69,376	67,988
AmTrust Financial Services, Inc.	6.13		8/15/2023	75,000	74,609	73,500
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,298	26,491
Athene Holding Ltd.	4.13		1/12/2028	125,000	121,632	116,787
AXIS Specialty Finance PLC+	4.00		12/6/2027	60,000	59,040	56,755
CNA Financial Corp.	3.45		8/15/2027	25,000	24,949	23,148
Enstar Group Ltd.+	4.50		3/10/2022	20,000	20,000	20,088
Progressive Corp. (The)	5.38		12/31/2099	75,000	75,000	74,812
Prudential Financial, Inc.	5.70		9/15/2048	60,000	60,000	59,795
Trinity Acquisition PLC+	4.40		3/15/2026	55,000	56,385	54,723
Willis North America, Inc.	4.50		9/15/2028	60,000	59,980	59,983
XLIT Ltd.+	4.45		3/31/2025	85,000	87,726	84,208
XLIT Ltd.+	5.50		3/31/2045	30,000	28,806	31,572

Total Insurance				965,000	969,672	950,727

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Internet — 0.3%*:
Amazon.com, Inc.	4.05%	8/22/2047	45,000	$44,674	$44,328
Expedia, Inc.	5.00	2/15/2026	40,000	39,856	40,746

Total Internet			85,000	84,530	85,074

Investment Company Security — 1.1%*:
Ares Capital Corp.	3.50	2/10/2023	75,000	74,952	71,668
Ares Capital Corp.	3.88	1/15/2020	85,000	85,836	85,337
FS Investment Corp.	4.00	7/15/2019	75,000	75,332	75,280
TCP Capital Corp.	4.13	8/11/2022	75,000	74,769	71,212

Total Investment Company Security			310,000	310,889	303,497

Iron/Steel — 0.5%*:
Vale Overseas Ltd.+	5.88	6/10/2021	125,000	133,715	131,540
Vale Overseas Ltd.+	6.88	11/21/2036	15,000	14,988	17,418

Total Iron/Steel			140,000	148,703	148,958

IT Services — 0.5%*:
Dell International LLC/EMC Corp.^	8.35	7/15/2046	45,000	57,728	56,014
Leidos Holdings, Inc.	4.45	12/1/2020	75,000	75,964	75,862

Total IT Services			120,000	133,692	131,876

Media — 0.4%*:
Comcast Corp.	3.40	7/15/2046	20,000	19,833	16,182
Discovery Communications LLC	4.88	4/1/2043	25,000	22,840	23,426
Discovery Communications LLC	5.00	9/20/2037	25,000	24,976	24,377
Time Warner Cable LLC	4.50	9/15/2042	60,000	49,663	51,203

Total Media			130,000	117,312	115,188

Mining — 0.9%*:
Glencore Finance Canada Ltd.+ ^	5.55	10/25/2042	22,000	22,080	21,703
Glencore Funding LLC+ ^	3.00	10/27/2022	20,000	19,930	19,168
Glencore Funding LLC+ ^	3.88	10/27/2027	25,000	24,804	23,176
Glencore Funding LLC+ ^	4.00	4/16/2025	50,000	49,944	48,023
Glencore Funding LLC+ ^	4.63	4/29/2024	25,000	25,930	25,153
Kinross Gold Corp.+	4.50	7/15/2027	30,000	27,675	26,814
Kinross Gold Corp.	5.13	9/1/2021	85,000	87,887	87,338

Total Mining			257,000	258,250	251,375

Miscellaneous Manufacturing — 0.2%*:
General Electric Co.	4.13	10/9/2042	25,000	22,849	22,298
General Electric Co. MTN	6.88	1/10/2039	35,000	46,179	43,716

Total Miscellaneous Manufacturing			60,000	69,028	66,014

Office/Business Equip — 0.5%*:
Pitney Bowes, Inc.	3.88	9/15/2020	20,000	19,969	19,725
Pitney Bowes, Inc.	3.88	10/1/2021	115,000	114,803	109,681

Total Office/Business Equip			135,000	134,772	129,406

Oil and Gas — 2.2%*:
Anadarko Petroleum Corp.	5.55	3/15/2026	20,000	19,951	21,222
Anadarko Petroleum Corp.	6.60	3/15/2046	24,000	29,393	28,224
Andeavor	4.50	4/1/2048	15,000	14,789	13,981
Cenovus Energy, Inc.+	3.00	8/15/2022	30,000	29,737	28,738
Cenovus Energy, Inc.+	4.25	4/15/2027	50,000	49,847	48,333
Cenovus Energy, Inc.+	6.75	11/15/2039	25,000	28,634	28,193
Encana Corp.+	6.50	2/1/2038	40,000	46,269	46,881
EQT Corp.	3.90	10/1/2027	105,000	104,613	98,386

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	25,000	$26,334	$25,566
Marathon Petroleum Corp.	6.50		3/1/2041	30,000	33,193	35,105
Nabors Industries, Inc.	5.50		1/15/2023	35,000	35,815	34,381
Patterson-UTI Energy, Inc.	3.95		2/1/2028	22,000	21,233	20,354
PBF Holding Co. LLC/PBF Finance Corp.	7.00		11/15/2023	25,000	25,474	26,000
Petroleos Mexicanos+	3.50		1/30/2023	50,000	48,091	47,400
Petroleos Mexicanos+	4.63		9/21/2023	10,000	10,216	9,890
Petroleos Mexicanos+ ^	5.35		2/12/2028	30,000	30,000	28,275
Petroleos Mexicanos+	5.50		1/21/2021	55,000	57,249	56,755
Petroleos Mexicanos+	6.50		3/13/2027	15,000	14,882	15,248
Rowan Cos., Inc.	4.88		6/1/2022	8,000	7,990	7,690

Total Oil and Gas				614,000	633,710	620,622

Oil and Gas Services — 0.3%*:
National Oilwell Varco, Inc.	3.95		12/1/2042	37,000	30,609	32,096
SESI LLC	7.13		12/15/2021	32,000	33,049	32,448
Weatherford International Ltd.	5.95		4/15/2042	30,000	25,277	21,600

Total Oil and Gas Services				99,000	88,935	86,144

Pharmaceuticals — 1.4%*:
AbbVie, Inc.	4.70		5/14/2045	30,000	29,342	28,824
Bayer US Finance II LLC+ ^	4.40		7/15/2044	15,000	14,133	13,344
CVS Health Corp.	4.30		3/25/2028	27,000	26,637	26,788
CVS Health Corp.	5.05		3/25/2048	40,000	39,774	40,914
CVS Pass-Through Trust^	5.93		1/10/2034	28,665	32,473	30,718
Express Scripts Holding Co.	4.50		2/25/2026	30,000	30,818	30,269
Express Scripts Holding Co.	4.80		7/15/2046	30,000	30,183	29,280
McKesson Corp.	6.00		3/1/2041	50,000	55,619	55,081
Mylan NV	5.25		6/15/2046	40,000	39,994	37,414
Teva Pharmaceutical Finance Netherlands III B.V.+	1.70		7/19/2019	13,000	12,869	12,771
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20		7/21/2021	99,000	94,573	93,030
Teva Pharmaceutical Finance Netherlands III B.V.+	4.10		10/1/2046	10,000	9,920	7,291

Total Pharmaceuticals				412,665	416,335	405,724

Pipelines — 2.8%*:
Andeavor Logistics LP	6.88	# **	2/15/2066	50,000	50,125	50,225
Energy Transfer Partners LP	4.20		4/15/2027	25,000	24,954	24,148
Energy Transfer Partners LP	4.75		1/15/2026	30,000	29,856	30,310
Energy Transfer Partners LP	6.13		12/15/2045	25,000	27,403	26,666
Energy Transfer Partners LP	6.25		2/15/2066	60,000	60,000	57,750
EnLink Midstream Partners LP	2.70		4/1/2019	30,000	30,010	29,902
EnLink Midstream Partners LP	4.15		6/1/2025	25,000	25,091	23,705
EnLink Midstream Partners LP	4.85		7/15/2026	19,000	19,373	18,421
EnLink Midstream Partners LP	6.00		12/15/2066	50,000	42,935	45,203
Enterprise Products Operating LLC	5.38		2/15/2078	30,000	30,000	27,785
EQT Midstream Partners LP	4.75		7/15/2023	70,000	69,841	71,035
Kinder Morgan Energy Partners LP MTN	6.95		1/15/2038	30,000	31,930	36,365
MPLX LP	4.50		4/15/2038	30,000	29,650	28,275
MPLX LP	5.20		3/1/2047	5,000	4,966	5,010
MPLX LP	5.50		2/15/2023	20,000	20,665	20,406

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Pipelines (continued):
Phillips 66 Partners LP	4.68%	2/15/2045	2,000	$2,000	$1,895
Phillips 66 Partners LP	4.90	10/1/2046	15,000	14,899	14,724
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/2026	80,000	80,014	79,919
Plains All American Pipeline LP/PAA Finance Corp.	4.70	6/15/2044	40,000	36,238	36,027
Sabine Pass Liquefaction LLC	4.20	3/15/2028	75,000	74,936	72,755
Sabine Pass Liquefaction LLC	5.63	3/1/2025	25,000	27,249	26,664
Sunoco Logistics Partners Operations LP	4.00	10/1/2027	20,000	19,856	18,988
Sunoco Logistics Partners Operations LP	5.30	4/1/2044	25,000	24,672	23,964
Western Gas Partners LP	4.50	3/1/2028	15,000	14,919	14,389

Total Pipelines			796,000	791,582	784,531

Real Estate Investment Trusts — 0.8%*:
Crown Castle International Corp.	4.00	3/1/2027	20,000	19,927	19,378
Crown Castle International Corp.	4.75	5/15/2047	10,000	9,923	9,480
CubeSmart LP	3.13	9/1/2026	45,000	44,819	41,061
Healthcare Trust of America Holdings LP	3.75	7/1/2027	35,000	34,842	32,959
Host Hotels & Resorts LP	3.88	4/1/2024	40,000	39,863	39,066
Kimco Realty Corp.	3.30	2/1/2025	25,000	24,966	23,721
Mid-America Apartments LP	3.60	6/1/2027	25,000	24,907	23,820
National Retail Properties, Inc.	4.30	10/15/2028	20,000	19,858	19,849
Weingarten Realty Investors	3.25	8/15/2026	10,000	9,931	9,186

Total REITS			230,000	229,036	218,520

Retail — 0.9%*:
Dollar Tree, Inc.	4.20	5/15/2028	45,000	44,885	43,708
El Puerto de Liverpool SAB de CV+ ^	3.95	10/2/2024	200,000	199,308	191,752
QVC, Inc.	4.38	3/15/2023	30,000	29,525	29,632

Total Retail			275,000	273,718	265,092

Semiconductors — 0.2%*:
Microchip Technology, Inc.^	3.92	6/1/2021	50,000	50,000	49,707

Telecommunications — 0.8%*:
AT&T, Inc.	3.40	5/15/2025	25,000	23,797	23,802
AT&T, Inc.	4.75	5/15/2046	60,000	55,470	54,818
AT&T, Inc.	5.25	3/1/2037	15,000	14,933	14,950
Telefonaktiebolaget LM Ericsson+	4.13	5/15/2022	55,000	56,334	54,652
Verizon Communications, Inc.	6.55	9/15/2043	56,000	69,509	68,118

Total Telecommunications			211,000	220,043	216,340

Venture Capital — 0.5%*:
Hercules Capital, Inc.	4.63	10/23/2022	150,000	149,315	144,354

Total Corporate Bonds			9,204,665	9,337,653	9,110,638

Foreign Government — 0.9%*:
Colombia — 0.4%*:
Colombia Government International Bond+	6.13	1/18/2041	100,000	115,200	113,300

Mexico — 0.5%*:
Mexico Government International Bond+	4.75	3/8/2044	68,000	69,453	64,838
Mexico Government International Bond+	5.55	1/21/2045	60,000	64,523	63,600

Total Mexico			128,000	133,976	128,438

Total Foreign Government			228,000	249,176	241,738

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Mortgage-Backed Securities — 1.8%*:
Aventura Mall Trust^	4.11	#@%	7/5/2040	70,000	$68,630	$67,904
BANK 2018-BNK14	4.60	#@	9/15/2060	30,000	30,314	30,278
BBCMS Mortgage Trust^	4.41	#@	8/5/2038	100,000	100,472	99,774
BHMS, 1M USD LIBOR + 1.50%^	3.66	#@	7/15/2035	100,000	100,000	100,010
GS Mortgage Securities Corp. II^	3.00		7/10/2051	15,000	12,354	12,211
GS Mortgage Securities Trust	4.55	#@	7/10/2048	100,000	102,751	101,135
JPMorgan Mortgage Trust^	3.50	#@	1/25/2047	87,458	87,061	83,949

Total Mortgage-Backed Securities				502,458	501,582	495,261

U.S. Treasury & Government Agencies — 24.7%*:
Federal Home Loan Mortgage Corp.	3.50		11/1/2042	14,896	14,910	14,745
Federal Home Loan Mortgage Corp.	3.50		7/1/2046	45,151	47,673	44,619
Federal Home Loan Mortgage Corp.	3.50		11/1/2046	64,733	68,286	63,893
Federal Home Loan Mortgage Corp.	3.50		12/1/2047	618,985	635,540	609,674
Federal Home Loan Mortgage Corp.	4.00		12/1/2047	804,145	844,601	812,649
Federal Home Loan Mortgage Corp.	4.00		2/1/2048	48,258	49,119	48,765
Federal Home Loan Mortgage Corp.	4.00		7/1/2048	49,682	50,687	50,198
Federal Home Loan Mortgage Corp.	4.50		8/1/2040	13,892	15,205	14,494
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	20,446	22,271	21,331
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	21,883	23,838	22,830
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	15,410	16,842	16,077
Federal Home Loan Mortgage Corp.	4.50		5/1/2047	22,948	24,684	23,701
Federal Home Loan Mortgage Corp.	4.50		6/1/2047	259,560	279,261	268,075
Federal National Mortgage Association	3.00		11/1/2046	590,448	568,095	565,533
Federal National Mortgage Association	3.00		7/1/2047	95,223	91,059	91,168
Federal National Mortgage Association	3.50		12/1/2028	40,353	42,583	40,725
Federal National Mortgage Association	3.50		2/1/2041	44,835	45,303	44,522
Federal National Mortgage Association	3.50		2/1/2043	180,808	180,472	178,430
Federal National Mortgage Association	3.50		1/1/2044	46,944	46,995	46,327
Federal National Mortgage Association	3.50		1/1/2048	571,878	587,733	563,174
Federal National Mortgage Association	3.50		2/1/2048	144,869	143,682	141,738
Federal National Mortgage Association	4.00		8/1/2047	133,700	140,756	135,078
Federal National Mortgage Association	4.00		10/1/2047	116,577	122,895	117,777
Federal National Mortgage Association	4.00		4/1/2048	97,348	99,897	98,409
Federal National Mortgage Association	4.00		7/1/2048	148,357	151,232	149,976
Federal National Mortgage Association	4.00		6/1/2056	136,370	144,503	138,633
Federal National Mortgage Association	4.50		3/1/2041	15,296	16,754	15,916
Federal National Mortgage Association	4.50		6/1/2048	79,163	82,490	81,690
Federal National Mortgage Association	4.50		7/1/2048	24,555	25,620	25,339
Federal National Mortgage Association	4.50		10/1/2048	125,000	129,258	128,941
Federal National Mortgage Association	5.00		6/1/2040	9,555	10,588	10,166
Federal National Mortgage Association	5.00		7/1/2040	71,132	78,504	75,682
Federal National Mortgage Association	5.00		2/1/2044	27,043	29,945	28,737
Federal National Mortgage Association TBA	3.00		10/1/2048	170,000	162,377	162,652
Government National Mortgage Association	3.50		5/20/2043	19,249	19,361	19,147
Government National Mortgage Association	3.50		9/20/2047	73,607	76,505	73,217
Government National Mortgage Association	3.50		10/20/2047	94,217	98,153	93,755
Government National Mortgage Association	3.50		11/20/2047	96,870	100,685	96,459

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):
Government National Mortgage Association	3.50%	12/15/2047	24,479	$25,360	$24,353
Government National Mortgage Association	3.50	12/20/2047	96,960	100,200	96,502
Government National Mortgage Association	3.50	1/15/2048	102,720	104,736	102,301
Government National Mortgage Association	3.50	1/20/2048	282,169	290,842	280,816
Government National Mortgage Association	3.50	2/15/2048	98,906	99,692	98,398
Government National Mortgage Association	3.50	2/20/2048	49,459	49,772	49,196
Government National Mortgage Association	4.00	10/20/2047	22,768	24,097	23,338
Government National Mortgage Association	4.00	2/20/2048	48,511	50,097	49,378
Government National Mortgage Association TBA	3.50	10/1/2048	100,000	99,656	99,434
Government National Mortgage Association TBA	4.00	10/1/2048	250,000	254,570	254,248
U.S. Treasury Bond	2.50	5/15/2046	120,000	107,264	104,644
U.S. Treasury Bond	3.50	2/15/2039	115,000	124,547	121,150
U.S. Treasury Notes	1.88	11/30/2021	100,000	96,919	96,949
U.S. Treasury Notes	2.00	5/31/2021	465,000	456,556	454,610

Total U.S. Treasury & Government Agencies			7,029,358	7,172,670	6,989,559

Total Fixed Income			24,606,183	24,750,036	24,352,793

			SHARES	COST	FAIR VALUE
Mutual Fund — 9.5%*:
Barings U.S. High Yield Fund			271,094	2,640,431	2,689,254

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 1.3%*:
Call Options Purchased — 0.3%*:
OTC—BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,270,000	1,270,000	63,722	(20,146)	43,576
OTC—BCM Swaption	JPMorgan Chase Bank N.A.	2.61	1/31/2033	1,370,000	1,370,000	65,623	(13,099)	52,524

Total Call Options Purchased				2,640,000	2,640,000	129,345	(33,245)	96,100

Put Options Purchased — 1.0%*:
OTC—BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	2,580,000	2,580,000	129,452	20,518	149,969
OTC—BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	2,730,000	2,730,000	130,494	13,441	143,936

Total Put Options				5,310,000	5,310,000	259,946	33,959	293,905

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Short-Term Investments — 5.3%**:
Commercial Paper — 5.3%*:
Hotel & Restaurant — 0.9%*:
Marriott International	Zero Coupon%	10/10/2018	$250,000	$249,839	$249,839

Insurance — 0.9%*:
Aon Corp.	Zero Coupon	10/10/2018	250,000	249,858	249,858

Media — 2.6%*:
Comcast Corp.	Zero Coupon	10/9/2018	750,000	749,600	749,600

Textiles — 0.9%*:
Mohawk Industries, Inc.	Zero Coupon	10/15/2018	250,000	249,772	249,772

Total Commercial Paper			1,500,000	1,499,069	1,499,069

Total Short-Term Investments			1,500,000	1,499,069	1,499,069

Total Investments			34,327,277	29,278,827	28,931,121

Other assets and liabilities – (2.3%)*					(650,091)

Net Assets – 100.0%					$28,281,030

MTN	Medium Term Note
OTC	Over the Counter
TBA

To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	91.0%
Mexico	1.7%
Canada	1.5%
United Kingdom	1.5%
Other (Individually less than 1%)	4.3%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

Affiliate Table

	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gain Distributions
Barings U.S. High Yield Fund	268,341	2,635,105	27,233	—	—	26,916	271,094	2,689,254	39,948	—

A summary of outstanding derivatives at September 30, 2018 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/17/18	CZK/EUR	Citibank N.A.	31,108	808,158	$(276)
10/17/18	EUR/HUF	Bank of America N.A.	6,188,382	19,000	162
10/17/18	EUR/PLN	Goldman Sachs & Co.	405,173	93,219	1,574
10/17/18	PLN/EUR	Citibank N.A.	16,000	68,793	(66)
10/17/18	PLN/EUR	Goldman Sachs & Co.	33,000	141,438	(16)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$1,378

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/11/18	JPMorgan Chase Bank N.A.	ARS	571,815	$12,693	$14,000	$(1,307)
2/12/19	JPMorgan Chase Bank N.A.	ARS	445,360	9,305	19,000	(9,695)
2/12/19	Bank of America N.A.	ARS	433,440	9,056	18,000	(8,944)
10/10/18	Citibank N.A.	BRL	24,863	6,152	6,000	152
10/10/18	BNP Paribas S.A.	BRL	7,892	1,953	2,000	(47)
10/10/18	Goldman Sachs & Co.	BRL	268,101	66,342	67,894	(1,553)
10/24/18	Citibank N.A.	CNH	235,349	34,195	34,458	(263)
10/10/18	JPMorgan Chase Bank N.A.	COP	104,540,400	35,286	36,173	(887)
10/17/18	Barclays Bank plc	EUR	18,722	21,763	22,000	(237)
10/17/18	Citibank N.A.	EUR	34,507	40,111	39,412	699
10/17/18	Bank of America N.A.	EUR	3,378	3,926	3,991	(64)
10/17/18	JPMorgan Chase Bank N.A.	GHS	66,600	13,533	13,441	92
10/10/18	Citibank N.A.	MXN	2,831,004	151,089	146,865	4,224
10/24/18	Barclays Bank plc	MYR	150,234	36,304	37,136	(832)
2/1/19	Bank of America N.A.	PEN	93,380	28,140	28,695	(556)
10/17/18	Bank of America N.A.	RUB	3,438,049	52,398	55,149	(2,751)
10/17/18	Citibank N.A.	SEK	125,260	14,111	14,429	(317)
10/17/18	JPMorgan Chase Bank N.A.	TRY	95,060	15,590	14,000	1,590

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(20,696)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
2/12/19	Bank of America N.A.	ARS	439,400	$9,180	$12,816	$3,636
2/12/19	JPMorgan Chase Bank N.A.	ARS	439,400	9,180	17,654	8,474
10/10/18	Bank of America N.A.	CLP	9,491,286	14,432	14,501	69
10/24/18	Barclays Bank plc	CNH	235,349	34,195	34,964	769

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/10/18	Citibank N.A.	COP	104,540,400	$35,286	$35,653	$367
10/17/18	JPMorgan Chase Bank N.A.	EUR	4,757	5,529	5,587	58
10/17/18	Bank of America N.A.	EUR	63,577	73,903	73,000	(903)
10/24/18	Citibank N.A.	IDR	213,585,000	14,290	14,500	210
10/24/18	Barclays Bank plc	INR	2,460,660	33,807	35,551	1,745
10/24/18	Citibank N.A.	INR	68,950	947	1,000	53
10/10/18	Citibank N.A.	MXN	1,465,805	78,229	78,042	(187)
10/10/18	Barclays Bank plc	PEN	46,214	13,983	14,000	17
2/1/19	Barclays Bank plc	PEN	93,380	28,140	28,587	447
10/17/18	JPMorgan Chase Bank N.A.	RUB	2,238,720	34,119	33,000	(1,120)
10/24/18	Citibank N.A.	THB	2,352,960	72,806	70,718	(2,088)
10/17/18	Citibank N.A.	TRY	95,060	15,590	14,316	(1,274)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$10,273

Currency Legend

ARS – Argentine Peso

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GHS – Ghana Cedi

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thai Baht

TRY – Turkish New Lira

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Long Futures
U.S. 10-Year Treasury Note	12/19/18	4	477,013	Long	$475,125	$(1,888)
U.S. 2-Year Treasury Note	12/31/18	16	3,381,957	Long	3,371,750	(10,207)
U.S. 5-Year Treasury Note	12/31/18	11	1,246,160	Long	1,237,242	(8,918)
U.S. Ultra Bond	12/19/18	11	1,760,014	Long	1,697,094	(62,920)

Total Long Futures						$(83,933)

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future
U.S. Long Bond	12/19/18	4	(579,643)	Short	$(562,000)	$17,643

Total Short Futures						$17,643

OTC Credit Default Swaps—Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	1M	11/17/2045	JPMorgan Chase Bank N.A.	60,000	60,000	$133	$(7,076)	$(7,209)
CMBX.NA.BBB-.6†	3.00%	1M	5/11/2063	Goldman Sachs & Co.	70,000	70,000	(5,137)	(8,255)	(3,118)

Total OTC Credit Default Swaps							(5,004)	(15,331)	(10,327)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 91.4%*:
Corporate Bonds — 35.0%*:
Chemicals — 3.3%*:
Consolidated Energy Finance SA+ ^	6.88%		6/15/2025	170,000	$175,981	$176,588
Grupo Idesa SA de CV+ ^	7.88		12/18/2020	500,000	481,279	437,500
Petkim Petrokimya Holding AS+ ^	5.88		1/26/2023	500,000	464,607	458,125
SASOL Financing USA LLC	5.88		3/27/2024	465,000	464,313	473,370

Total Chemicals				1,635,000	1,586,180	1,545,583

Commercial Banks — 6.0%*:
Alfa Bank AO Via Alfa Bond Issuance plc, 5 year USD Swap + 6.660%+	8.00	#	2/3/2066	400,000	415,334	371,000
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+ ^	7.63	#	10/6/2066	200,000	219,195	201,750
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+	7.63	#	12/31/2099	300,000	326,846	302,625
FirstRand Bank Ltd.+	6.25	** #	4/23/2028	900,000	895,401	897,750
Itau Unibanco Holding SA+ ^	6.13	** #	6/12/2066	200,000	200,000	185,500
Itau Unibanco Holding SA+	6.13	** #	12/31/2099	300,000	301,500	277,875
Turkiye Is Bankasi AS+ ^	5.00		4/30/2020	600,000	582,657	552,000

Total Commercial Banks				2,900,000	2,940,933	2,788,500

Food — 2.2%*:
JBS Investments GmbH+ ^	7.25		4/3/2024	500,000	497,565	508,755
Marfrig Holdings Europe BV+ ^	8.00		6/8/2023	500,000	510,471	501,250

Total Food				1,000,000	1,008,036	1,010,005

Gas — 0.9%*:
Fermaca Enterprises S de RL de CV+ ^	6.38		3/30/2038	405,804	437,830	413,924

Holding Companies-Diversified — 1.0%*:
KOC Holding AS+ ^	3.50		4/24/2020	500,000	484,171	478,750

Iron/Steel — 2.0%*:
CSN Resources SA+ ^	6.50		7/21/2020	500,000	478,589	484,500
Metinvest BV+ ^	7.75		4/23/2023	450,000	428,323	430,875

Total Iron/Steel				950,000	906,912	915,375

Media — 3.9%*:
Altice Financing SA+ ^	6.63		2/15/2023	800,000	794,007	806,000
VTR Finance BV+ ^	6.88		1/15/2024	1,000,000	1,041,781	1,017,500

Total Media				1,800,000	1,835,788	1,823,500

Mining — 1.7%*:
Petra Diamonds US Treasury plc+ ^	7.25		5/1/2022	800,000	804,871	772,000

Oil and Gas — 4.6%*:
Petrobras Global Finance BV+	8.75		5/23/2026	1,325,000	1,543,780	1,444,912
Petroleos Mexicanos+	6.75		9/21/2047	750,000	704,320	712,500

Total Oil and Gas				2,075,000	2,248,100	2,157,412

Real Estate — 5.1%*:
CIFI Holdings Group Co. Ltd.+	6.88		4/23/2021	630,000	630,000	617,400
New Metro Global Ltd.+	6.50		4/23/2021	1,250,000	1,230,753	1,221,875
Powerlong Real Estate Holdings Ltd.+	5.95		7/19/2020	300,000	296,914	285,000
Yuzhou Properties Co. Ltd.+	6.38		3/6/2021	250,000	249,791	242,500

Total Real Estate				2,430,000	2,407,458	2,366,775

Retail — 1.1%*:
Eurotorg LLC Via Bonitron DAC+ ^	8.75		10/30/2022	500,000	506,870	494,750

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications — 1.2%*:
HTA Group Ltd.+ ^	9.13%	3/8/2022	525,000	$534,838	$534,188

Transportation — 1.0%*:
Rumo Luxembourg Sarl+ ^	5.88	1/18/2025	500,000	461,928	465,000

Water — 1.0%*:
Aegea Finance Sarl+ ^	5.75	10/10/2024	500,000	475,376	465,625

Total Corporate Bonds			16,520,804	16,639,291	16,231,387

Foreign Government — 56.4%*:
Argentina — 1.1%*:
Provincia de Cordoba+ ^	7.13	6/10/2021	580,000	595,165	516,200

Armenia — 2.1%*:
Republic of Armenia International Bond+ ^	7.15	3/26/2025	920,000	998,100	971,750

Brazil — 8.3%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	4,980,000	5,052,963	3,872,031

Colombia — 5.6%*:
Colombian TES+	4.75	4/4/2035	685,139,555	255,483	259,893
Colombian TES+	7.75	9/18/2030	3,114,000,000	1,146,024	1,104,840
Colombian TES+	10.00	7/24/2024	3,088,600,000	1,210,386	1,225,768

Total Colombia			6,887,739,555	2,611,893	2,590,501

Croatia — 1.4%*:
Croatia Government International Bond+	2.70	6/15/2028	350,000	405,167	415,003
Croatia Government International Bond+	2.75	1/27/2030	200,000	230,855	234,242

Total Croatia			550,000	636,022	649,245

Dominican Republic — 1.4%*:
Dominican Republic International Bond+ ^	8.63	4/20/2027	570,000	673,262	648,375

El Salvador — 3.7%*:
El Salvador Government International Bond+ ^	7.38	12/1/2019	200,000	202,177	203,539
El Salvador Government International Bond+ ^	8.25	4/10/2032	600,000	644,464	611,250
El Salvador Government International Bond+ ^	8.63	2/28/2029	850,000	991,392	897,600

Total El Salvador			1,650,000	1,838,033	1,712,389

Ghana — 3.6%*:
Ghana Government Bond+ ^	10.75	10/14/2030	700,000	871,639	866,250
Ghana Government Bond+	16.50	2/6/2023	3,500,000	810,347	622,417
Ghana Government Bond+	18.25	7/25/2022	408,000	92,767	81,709
Ghana Government Bond+	21.50	3/9/2020	480,000	112,859	100,366

Total Ghana			5,088,000	1,887,612	1,670,742

Indonesia — 3.5%*:
Indonesia Government International Bond+	1.75	4/24/2025	410,000	506,416	466,510
Indonesia Treasury Bond+	7.00	5/15/2027	3,578,000,000	238,498	223,303
Indonesia Treasury Bond+	8.38	3/15/2034	13,640,000,000	1,040,831	916,488

Total Indonesia			17,218,410,000	1,785,745	1,606,301

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Foreign Government (continued):
Macedonia — 1.2%*:
Macedonia Government International Bond+ ^	2.75%	1/18/2025	510,000	$585,879	$583,710

Malaysia — 2.1%*:
Malaysia Government Bond+	3.96	9/15/2025	3,278,000	790,007	788,708
Malaysia Government Bond+	4.94	9/30/2043	737,000	193,039	179,019

Total Malaysia			4,015,000	983,046	967,727

Mexico — 9.4%*:
Mexican Bonos+	7.75	11/13/2042	69,900,000	3,763,961	3,602,272
Mexico Government International Bond+	5.75	10/12/2110	750,000	756,748	757,500

Total Mexico			70,650,000	4,520,709	4,359,772

Paraguay — 1.3%*:
Paraguay Government International Bond+ ^	5.60	3/13/2048	600,000	600,000	595,500

Peru — 1.4%*:
Peru Government Bond+	6.85	2/12/2042	2,065,000	701,870	655,706

Russia — 7.5%*:
Russian Federal Bond - OFZ+	7.70	3/23/2033	12,440,000	226,330	178,213
Russian Federal Bond - OFZ+	8.50	9/17/2031	190,560,000	3,709,242	2,917,714
Russian Foreign Bond - Eurobond+ ^	4.38	3/21/2029	400,000	391,772	384,000

Total Russia			203,400,000	4,327,344	3,479,927

Senegal — 0.7%*:
Senegal Government International Bond+ ^	4.75	3/13/2028	300,000	372,120	336,124

Ukrainian — 2.1%*:
Ukraine Government International Bond+ ^	7.75	9/1/2020	625,000	642,012	629,375
Ukraine Government International Bond+ ^	7.75	9/1/2021	325,000	340,604	327,112

Total Ukrainian			950,000	982,616	956,487

Total Foreign Government			24,402,977,555	29,152,379	26,172,487

Total Fixed Income			24,419,498,359	45,791,670	42,403,874

Total Investments			24,419,498,359	45,791,670	42,403,874

Other assets and liabilities – 8.6%*					4,003,035

Net Assets – 100.0%					$46,406,909

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Brazil	19.8%
Mexico	15.2%
Russia	9.1%
Colombia	6.1%
China	5.6%
South Africa	5.0%
El Salvador	4.0%
Ghana	3.9%

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Indonesia	3.8%
Turkey	3.5%
Ukrainian	3.3%
Chile	2.4%
Armenia	2.3%
Malaysia	2.3%
Portugal	1.9%
Peru	1.5%
Croatia	1.5%
Dominican Republic	1.5%
Paraguay	1.4%
Macedonia	1.4%
Congo	1.3%
Argentina	1.2%
Belarus	1.2%
Other (Individually less than 1%)	0.8%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

A summary of outstanding derivatives at September 30, 2018 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/17/18	CZK/EUR	Citibank N.A.	1,996,921	51,878,504	$(17,687)
10/17/18	EUR/HUF	Bank of America N.A.	390,193,751	1,198,000	10,211
10/17/18	EUR/PLN	Goldman Sachs & Co.	28,602,014	6,580,546	111,095
10/17/18	PLN/EUR	Goldman Sachs & Co.	2,558,000	10,963,588	(1,230)
10/17/18	PLN/EUR	Citibank N.A.	1,133,000	4,871,383	(4,708)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$97,681

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/11/18	JPMorgan Chase Bank N.A.	ARS	37,312,415	$828,244	$913,537	$(85,293)
2/12/19	Bank of America N.A.	ARS	6,742,400	140,864	280,000	(139,136)
2/12/19	State Street Bank & Trust Co.	ARS	48,501,050	1,013,294	2,015,000	(1,001,706)
10/10/18	BNP Paribas S.A.	BRL	793,154	196,266	201,000	(4,734)
10/10/18	Goldman Sachs & Co.	BRL	2,368,008	585,965	599,678	(13,713)
10/10/18	Citibank N.A.	BRL	1,707,246	422,459	412,000	10,459

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/24/18	Citibank N.A.	CNH	15,356,796	$2,231,242	$2,248,433	$(17,191)
10/10/18	JPMorgan Chase Bank N.A.	COP	6,751,040,000	2,278,704	2,336,000	(57,296)
10/10/18	Citibank N.A.	COP	8,247,135,526	2,783,686	2,767,031	16,655
10/17/18	Bank of America N.A.	EUR	723,007	840,433	854,165	(13,732)
10/17/18	Barclays Bank plc	EUR	1,430,402	1,662,717	1,680,852	(18,135)
10/17/18	JPMorgan Chase Bank N.A.	EUR	597,047	694,015	702,818	(8,803)
10/17/18	Citibank N.A.	EUR	2,035,354	2,365,922	2,374,687	(8,765)
10/10/18	Citibank N.A.	MXN	49,846,500	2,660,285	2,580,713	79,572
10/24/18	Barclays Bank plc	MYR	6,063,295	1,465,201	1,498,775	(33,574)
2/1/19	State Street Bank & Trust Co.	PEN	3,222,868	971,197	979,000	(7,803)
2/1/19	Bank of America N.A.	PEN	888,720	267,811	273,099	(5,288)
10/17/18	Bank of America N.A.	RUB	89,060,640	1,357,338	1,428,591	(71,253)
10/17/18	JPMorgan Chase Bank N.A.	RUB	8,490,032	129,393	124,000	5,393
10/17/18	Citibank N.A.	SEK	8,864,950	998,690	1,021,155	(22,465)
10/17/18	JPMorgan Chase Bank N.A.	TRY	6,321,490	1,036,755	931,000	105,755
10/17/18	Bank of America N.A.	ZAR	12,672,847	894,362	927,965	(33,603)
10/17/18	Citibank N.A.	ZAR	42,075,687	2,969,412	2,867,051	102,361

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(1,222,295)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
2/12/19	JPMorgan Chase Bank N.A.	ARS	(1,109,752)	$577,079	$(27,621,725)	$532,673
2/12/19	Bank of America N.A.	ARS	(805,650)	577,078	(27,621,725)	228,572
10/10/18	Barclays Bank plc	BRL	(339,000)	316,081	(1,277,352)	22,919
10/10/18	Bank of America N.A.	CLP	(911,111)	906,781	(596,358,886)	4,330
10/24/18	Barclays Bank plc	CNH	(2,281,435)	2,231,242	(15,356,796)	50,193
10/10/18	Citibank N.A.	COP	(5,114,991)	5,062,390	(14,998,175,526)	52,601
10/17/18	JPMorgan Chase Bank N.A.	EUR	(3,271,514)	3,237,598	(2,785,240)	33,916
10/17/18	Bank of America N.A.	EUR	(2,916,884)	2,952,960	(2,540,371)	(36,076)
10/24/18	JPMorgan Chase Bank N.A.	IDR	(237,328)	232,126	(3,469,493,572)	5,202
10/24/18	Citibank N.A.	IDR	(1,925,000)	1,897,101	(28,355,250,000)	27,899
10/24/18	Barclays Bank plc	INR	(2,322,882)	2,208,869	(160,775,910)	114,013
10/24/18	Citibank N.A.	INR	(105,000)	99,466	(7,239,750)	5,534
10/10/18	Citibank N.A.	MXN	(2,650,000)	2,660,285	(49,846,500)	(10,285)
10/24/18	Barclays Bank plc	MYR	(126,000)	126,100	(521,829)	(100)
10/10/18	Barclays Bank plc	PEN	(1,478,000)	1,476,227	(4,878,878)	1,773
10/10/18	Goldman Sachs & Co.	PEN	(129,000)	128,865	(425,893)	135
2/1/19	Barclays Bank plc	PEN	(1,258,714)	1,239,009	(4,111,588)	19,705
10/17/18	JPMorgan Chase Bank N.A.	RUB	(3,356,000)	3,469,844	(227,671,040)	(113,844)
10/24/18	Citibank N.A.	THB	(4,575,039)	4,710,130	(152,223,440)	(135,091)
10/17/18	Citibank N.A.	TRY	(952,032)	1,036,755	(6,321,490)	(84,723)
10/17/18	Citibank N.A.	ZAR	(4,049,747)	3,863,773	(54,748,534)	185,974

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$905,320

Currency Legend

ARS – Argentine Peso

BRL – Brazilian Real

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thai Baht

TRY – Turkish New Lira

ZAR – South African Rand

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future
U.S. Ultra Bond	12/19/18	8	(1,276,723)	Short	$(1,234,250)	$42,473

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
300,000 EUR	4.75%	1Y/6M	03/13/2028	Bank of America N.A.	372,150 USD	7.43%	$30	$15,326	$15,296
510,000 EUR	2.75%	1Y/6M	01/18/2025	Citibank N.A.	591,600 USD	5.75%	2,065	24	(2,041)
200,000 EUR	2.75%	1Y/6M	01/27/2030	Citibank N.A.	235,400 USD	4.89%	(10)	(8,072)	(8,062)
410,000 EUR	1.75%	1Y/6M	04/24/2025	Citibank N.A.	507,170 USD	4.48%	(103)	32,633	32,736
350,000 EUR	2.70%	1Y/6M	06/15/2028	Citibank N.A.	411,740 USD	5.34%	(245)	7,822	8,067

Total OTC Cross Currency Swaps							$1,738	$47,733	45,996

OTC - Interest Rate Swaps

DESCRIPTION		NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 2/6/18 paying a fixed rate of 0.885 receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 2/6/23	ILS	350,000	$1,508	$1,508
Agreement with Bank of America N.A. dated 02/14/18 paying a fixed rate of 0.96% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 2/14/23	ILS	2,700,000	9,467	9,467
Agreement with Bank of America N.A. dated 1/12/17 receiving a fixed rate of 8.09% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/27	ZAR	4,300,000	(5,340)	(5,340)
Agreement with Bank of America N.A. dated 06/06/18 receiving a fixed rate of 12.06% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/4/27	BRL	981,513	9,761	9,761

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

OTC - Interest Rate Swaps (continued):

DESCRIPTION		NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 06/27/18 receiving a fixed rate of 9.35% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/4/21	BRL	3,994,027	4,695	$4,695
Agreement with Bank of America N.A. dated 5/30/18 receiving a fixed rate of 11.31% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/4/27	BRL	2,873,876	(17,644)	(17,644)
Agreement with Bank of America N.A. dated 7/12/2018 paying a fixed rate of 9.18% receiving the notional amount multiplied by the BRL-CDI rate of Expiring 1/4/2021	BRL	12,640,167	(2,047)	(2,047)
Agreement with BNP Paribas N.A. dated 03/14/18 paying a fixed rate of 0.855% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 3/14/23	ILS	19,730,000	99,170	99,170
Agreement with JPMorgan Chase Bank N.A. dated 1/12/17 receiving a fixed rate of 7.45% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/20	ZAR	4,460,000	423	423
Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 5/19/20	ILS	6,500,000	1,781	1,781
Agreement with JPMorgan Chase Bank N.A. dated 5/23/18 receiving a fixed rate of 7.90% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 5/23/28	ZAR	14,250,000	(39,216)	(39,216)

Total OTC Interest Rate Swaps			$62,558	$62,558

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION
Brazil Government International Bond	1.00%	3M	12/20/2023	BNP Paribas S.A.	500,000	500,000	$(43,205)	$(36,187)	$7,019
Colombia Government International Bond	1.00%	3M	12/20/2023	BNP Paribas S.A.	500,000	500,000	(2,529)	(2,298)	232
Indonesia Government International Bond	1.00%	3M	12/20/2023	BNP Paribas S.A.	2,000,000	2,000,000	(44,765)	(28,780)	15,984
Malaysia Government International Bond	1.00%	3M	12/20/2023	BNP Paribas S.A.	1,500,000	1,500,000	(5,070)	4,185	9,255
Mexico Government International Bond	1.00%	3M	12/20/2023	Goldman Sachs & Co.	1,000,000	1,000,000	(6,017)	(5,894)	122
Panama Government International Bond	1.00%	3M	12/20/2023	JPMorgan Chase Bank N.A.	1,000,000	1,000,000	14,761	20,433	5,672

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

OTC Credit Default Swaps - Sell Protection(1) (continued):

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION
Peruvian Government International Bond	1.00%	3M	12/20/2023	Bank of America N.A.	$1,000,000	$1,000,000	$6,498	$12,802	$6,304
Russian Government International Bond	1.00%	3M	12/20/2023	Bank of America N.A.	500,000	500,000	(15,109)	(10,142)	4,967
Turkey Government International Bond	1.00%	3M	6/20/2019	JPMorgan Chase Bank N.A.	500,000	500,000	(13,936)	(5,844)	8,092

Total OTC Credit Default Swaps							(109,372)	(51,725)	57,647

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 88.4%*:
Foreign Government — 88.4%*:
Argentina — 0.3%*:
Argentine Bonos del Tesoro+	15.50%	10/17/2026	4,039,000	$210,298	$71,258

Brazil — 7.6%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	2,057,000	2,001,259	1,617,512

Chile — 4.8%*:
Bonos de la Tesoreria de la Republica en pesos+	4.50	3/1/2021	630,000,000	1,016,001	969,661
Chile Government International Bond+	5.50	8/5/2020	32,300,000	47,358	50,463

Total Chile			662,300,000	1,063,359	1,020,124

Colombia — 6.2%*:
Colombian TES+	4.75	4/4/2035	2,071,774,782	799,518	784,138
Colombian TES+	10.00	7/24/2024	512,000,000	199,173	202,746
Colombian TES+	11.00	7/24/2020	918,500,000	338,906	340,253

Total Colombia			3,502,274,782	1,337,597	1,327,137

Czech Republic — 4.7%*:
Czech Republic Government Bond+	3.75	9/12/2020	21,500,000	1,033,329	1,010,842

El Salvador — 0.8%*:
El Salvador Government International Bond+ ^	8.25	4/10/2032	159,000	176,247	161,981
El Salvador Government International Bond+ ^	8.63	2/28/2029	10,000	10,680	10,560

Total El Salvador			169,000	186,927	172,541

Ghana — 1.9%*:
Ghana Government Bond+	16.50	2/6/2023	690,000	144,815	122,705
Ghana Government Bond+	18.25	7/25/2022	785,000	178,728	157,209
Ghana Government Bond+	21.50	3/9/2020	330,000	77,743	69,002
Ghana Government Bond+	24.75	3/1/2021	100,000	26,597	22,212
Ghana Government Bond+	24.75	7/19/2021	110,000	28,337	24,719

Total Ghana			2,015,000	456,220	395,847

Hungary — 4.7%*:
Hungary Government Bond+	2.00	10/30/2019	260,000,000	954,237	948,094
Hungary Government Bond+	5.50	12/20/2018	14,750,000	56,318	53,584

Total Hungary			274,750,000	1,010,555	1,001,678

Indonesia — 8.0%*:
Indonesia Treasury Bond+	7.00	5/15/2027	1,118,000,000	74,522	69,774
Indonesia Treasury Bond+	8.25	5/15/2036	3,720,000,000	278,372	245,583
Indonesia Treasury Bond+	8.38	3/15/2034	20,909,000,000	1,638,604	1,404,901

Total Indonesia			25,747,000,000	1,991,498	1,720,258

Malaysia — 4.6%*:
Malaysia Government Bond+	4.38	11/29/2019	1,150,000	283,206	280,821
Malaysia Government Bond+	4.74	3/15/2046	2,300,000	554,506	538,139
Malaysia Government Bond+	4.94	9/30/2043	653,000	157,100	158,615

Total Malaysia			4,103,000	994,812	977,575

Mexico — 4.8%*:
Mexican Bonos+	7.75	11/13/2042	19,790,000	1,060,626	1,020,675

Peru — 4.7%*:
Peru Government Bond+	5.70	8/12/2024	1,450,000	463,348	458,820
Peru Government Bond+	6.85	2/12/2042	1,170,000	384,082	372,128

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Foreign Government (continued):
Peru (continued):
Peru Government Bond+	8.20%	8/12/2026	500,000	$180,036	$178,842

Total Peru			3,120,000	1,027,466	1,009,790

Philippines — 2.2%*:
Philippine Government Bond+	5.75	8/16/2037	50,000	889	832
Philippine Government Bond+	6.13	10/24/2037	2,910,000	53,807	45,592
Philippine Government Bond+	6.25	3/22/2028	14,750,000	283,794	266,507
Philippine Government Bond+	6.50	2/22/2038	8,600,000	159,869	151,952
Philippine Government Bond+	7.63	9/29/2036	90,000	1,905	1,833
Philippine Government Bond+	8.13	12/16/2035	90,000	1,971	1,679

Total Philippines			26,490,000	502,235	468,395

Poland — 4.0%*:
Poland Government Bond+	3.25	7/25/2019	3,136,000	844,629	864,121

Romania — 4.0%*:
Romania Government Bond+	5.60	11/28/2018	2,510,000	637,894	628,280
Romania Government Bond+	5.80	7/26/2027	860,000	247,738	229,165

Total Romania			3,370,000	885,632	857,445

Russia — 11.4%*:
Russian Federal Bond—OFZ+	7.70	3/23/2033	88,717,000	1,433,148	1,271,255
Russian Federal Bond—OFZ+	8.50	9/17/2031	75,713,000	1,423,409	1,159,548

Total Russia			164,430,000	2,856,557	2,430,803

Serbia — 1.9%*:
Serbia Treasury Bond+	5.75	7/21/2023	20,120,000	205,306	212,696
Serbia Treasury Bonds+	5.88	2/8/2028	17,300,000	188,546	183,048

Total Serbia			37,420,000	393,852	395,744

South Africa — 5.7%*:
South Africa Government Bond+	6.50	2/28/2041	24,700,000	1,324,584	1,215,338

Thailand — 4.9%*:
Thailand Government Bond+	1.25	3/12/2028	13,820,345	394,981	400,652
Thailand Government Bond+	3.88	6/13/2019	20,450,000	644,385	642,013

Total Thailand			34,270,345	1,039,366	1,042,665

United States — 1.2%*:
INTL Finance Corp.	8.00	10/9/2023	3,900,000,000	261,499	261,718

Total Foreign Government			34,436,934,127	20,482,300	18,881,466

Total Fixed Income			34,436,934,127	20,482,300	18,881,466

Total Investments			34,436,934,127	20,482,300	18,881,466

Other assets and liabilities* – 11.6%					2,488,179

Net Assets – 100.0%					$21,369,645

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Russia	12.9%
Indonesia	9.1%
Brazil	8.6%
Colombia	7.0%
South Africa	6.4%
Thailand	5.5%

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Mexico	5.4%
Chile	5.4%
Czech Republic	5.4%
Peru	5.3%
Hungary	5.3%
Malaysia	5.2%
Poland	4.6%
Romania	4.5%
Philippines	2.5%
Ghana	2.1%
Serbia	2.1%
United States	1.4%
Other (Individually less than 1%)	1.3%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of outstanding derivatives at September 30, 2018 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/17/18	EUR/HUF	Citibank N.A.	262,975,466	808,935	$4,702
10/17/18	EUR/HUF	Bank of America N.A.	29,313,387	90,000	722
10/17/18	EUR/PLN	Bank of America N.A.	794,876	185,000	579
10/17/18	EUR/PLN	Citibank N.A.	907,709	209,000	3,290
10/17/18	EUR/PLN	Goldman Sachs & Co.	6,178,528	1,421,511	23,668
10/17/18	EUR/RON	Citibank N.A.	98,693	21,000	185
10/17/18	PLN/EUR	Goldman Sachs & Co.	356,000	1,525,816	(87)
10/17/18	RON/EUR	Goldman Sachs & Co.	19,021	89,516	(198)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$32,861

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/11/18	JPMorgan Chase Bank N.A.	ARS	16,664,320	$374,185	$408,000	$(33,815)
2/12/19	Goldman Sachs & Co.	ARS	3,877,500	81,891	165,000	(83,109)
2/12/19	JPMorgan Chase Bank N.A.	ARS	2,601,840	54,949	111,000	(56,051)
2/12/19	Bank of America N.A.	ARS	8,428,000	177,995	350,000	(172,005)
10/10/18	Citibank N.A.	BRL	2,428,267	607,643	586,000	21,643
10/10/18	Goldman Sachs & Co.	BRL	6,386,133	1,598,048	1,621,379	(23,331)
10/10/18	Goldman Sachs & Co.	CLP	44,598,550	67,629	67,000	629

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/24/18	Citibank N.A.	CNH	5,809,020	$844,145	$850,515	$(6,370)
10/10/18	JPMorgan Chase Bank N.A.	COP	3,111,665,790	1,047,957	1,076,701	(28,744)
10/17/18	Citibank N.A.	EUR	1,139,300	1,324,849	1,313,714	11,135
10/17/18	Barclays Bank plc	EUR	304,332	353,896	357,618	(3,722)
10/17/18	Bank of America N.A.	EUR	1,245,153	1,447,941	1,471,031	(23,090)
10/17/18	Bank of America N.A.	HUF	142,782,692	513,295	519,304	(6,009)
10/24/18	Goldman Sachs & Co.	IDR	309,120,000	20,675	21,000	(325)
10/24/18	Goldman Sachs & Co.	INR	1,919,565	26,376	27,000	(624)
10/10/18	Citibank N.A.	MXN	54,350,507	2,902,969	2,799,430	103,539
10/10/18	Goldman Sachs & Co.	MXN	4,558,385	243,472	237,100	6,372
10/10/18	Barclays Bank plc	MXN	2,672,023	142,718	136,639	6,079
10/24/18	Barclays Bank plc	MYR	3,344,984	808,380	826,065	(17,685)
10/24/18	Goldman Sachs & Co.	MYR	166,727	40,293	41,000	(707)
2/1/19	Bank of America N.A.	PEN	1,852,947	558,995	569,736	(10,741)
10/17/18	Citibank N.A.	PLN	1,815,126	492,577	492,531	46
10/17/18	JPMorgan Chase Bank N.A.	RUB	6,025,184	91,864	88,000	3,864
10/17/18	Citibank N.A.	RUB	7,862,020	119,870	124,000	(4,130)
10/17/18	Goldman Sachs & Co.	RUB	1,089,233	16,607	17,000	(393)
10/17/18	Bank of America N.A.	RUB	11,435,352	174,351	183,431	(9,080)
10/17/18	Citibank N.A.	SEK	3,676,808	413,944	423,209	(9,265)
10/17/18	Barclays Bank plc	SEK	264,109	29,734	30,000	(266)
10/24/18	Citibank N.A.	THB	8,351,989	258,429	254,000	4,429
10/24/18	BNP Paribas S.A.	THB	1,587,446	49,119	48,000	1,119
10/17/18	JPMorgan Chase Bank N.A.	TRY	4,365,970	719,340	643,000	76,340
10/17/18	Goldman Sachs & Co.	TRY	3,538,789	583,053	710,899	(127,846)
10/17/18	Bank of America N.A.	ZAR	3,354,577	236,577	245,638	(9,061)
10/17/18	Citibank N.A.	ZAR	8,629,253	608,566	588,000	20,566
10/17/18	JPMorgan Chase Bank N.A.	ZAR	5,005,660	353,017	373,000	(19,983)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(390,591)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
2/12/19	JPMorgan Chase Bank N.A.	ARS	7,453,670	$157,417	$299,464	$142,047
2/12/19	Bank of America N.A.	ARS	7,453,670	157,417	217,403	59,986
10/10/18	Barclays Bank plc	BRL	305,208	76,374	81,000	4,626
10/10/18	Barclays Bank plc	CLP	177,020,624	268,432	273,560	5,128
10/10/18	Bank of America N.A.	CLP	463,648,668	703,071	708,358	5,287
10/24/18	Citibank N.A.	CNH	428,090	62,208	63,000	792
10/24/18	Barclays Bank plc	CNH	5,380,930	781,937	799,401	17,464
10/10/18	Goldman Sachs & Co.	COP	357,988,000	120,564	124,000	3,436
10/10/18	JPMorgan Chase Bank N.A.	COP	567,567,000	191,147	189,000	(2,147)
10/10/18	Citibank N.A.	COP	2,753,677,790	927,393	939,117	11,724
10/17/18	Goldman Sachs & Co.	CZK	22,536,927	1,015,868	1,038,570	22,702
10/17/18	JPMorgan Chase Bank N.A.	EUR	226,468	263,351	266,007	2,656
10/17/18	Bank of America N.A.	EUR	1,186,797	1,380,081	1,362,694	(17,387)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/17/18	Citibank N.A.	HUF	268,872,500	$966,581	$975,840	$9,259
10/24/18	Citibank N.A.	IDR	5,523,750,000	369,452	375,000	5,548
10/24/18	JPMorgan Chase Bank N.A.	IDR	1,084,095,532	72,509	74,156	1,647
10/24/18	Bank of America N.A.	INR	4,022,300	55,269	58,000	2,731
10/24/18	Citibank N.A.	INR	2,964,850	40,739	43,000	2,261
10/24/18	JPMorgan Chase Bank N.A.	INR	4,896,160	67,277	71,000	3,723
10/24/18	Barclays Bank plc	INR	50,482,911	693,670	729,374	35,704
10/10/18	Citibank N.A.	MXN	24,189,660	1,292,018	1,286,000	(6,018)
10/10/18	Goldman Sachs & Co.	PEN	72,281	21,906	22,000	94
10/10/18	Citibank N.A.	PEN	1,537,959	466,100	464,793	(1,307)
10/10/18	Barclays Bank plc	PEN	1,241,176	376,156	376,000	(156)
2/1/19	Barclays Bank plc	PEN	1,852,947	558,995	567,258	8,263
10/24/18	Barclays Bank plc	PHP	23,676,760	437,451	439,647	2,196
10/17/18	Goldman Sachs & Co.	RON	2,252,618	561,587	566,125	4,538
10/17/18	JPMorgan Chase Bank N.A.	RUB	53,041,611	808,707	779,692	(29,015)
10/24/18	Citibank N.A.	THB	7,143,435	221,034	214,694	(6,340)
10/17/18	Citibank N.A.	TRY	7,904,759	1,302,393	1,190,476	(111,917)
10/17/18	Citibank N.A.	ZAR	12,640,355	891,444	934,833	43,389

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$220,914

Currency Legend

ARS – Argentine Peso

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – Romanian New Leu

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thai Baht

TRY – Turkish New Lira

ZAR – South African Rand

OTC—Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 05/30/18 receiving a fixed rate of 11.31% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/04/27	BRL	1,117,619	$(6,939)	$(6,939)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

OTC—Interest Rate Swaps (continued):

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 09/06/18 receiving a fixed rate of 12.53% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/04/27	BRL	505,267	$8,127	$8,127
Agreement with Bank of America N.A. dated 06/27/18 receiving a fixed rate of 9.355% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/24/21	BRL	1,597,611	1,899	1,899
Agreement with Bank of America N.A. dated 06/06/18 receiving a fixed rate of 12.06% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/04/27	BRL	415,255	4,176	4,176
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	ZAR	8,000,000	12,552	12,552
Agreement with Bank of America N.A. dated 2/14/18 paying a fixed rate of 0.96% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 2/14/23	ILS	5,900,000	20,695	20,695
Agreement with Bank of America N.A. dated 2/6/18 paying a fixed rate of 0.885% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 2/6/23	ILS	700,000	3,016	3,016
Agreement with Credit Suisse dated 08/30/2018 receiving a fixed rate of 8.19% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 08/17/2028	MXN	7,200,000	(2,835)	(2,835)
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	MXN	4,750,000	(23,641)	(23,641)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBOR rate. Expiring 5/19/20	ILS	1,700,000	466	466

Total OTC Interest Rate Swaps			$17,516	$17,516

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/ RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION DEPRECIATION
MXN-TIIE Rate	Pay	7.73%	12/8/27	28D/28D	18,100,000	CME	(27,956)
MXN-TIIE Rate	Pay	7.77%	4/5/27	1M/1M	14,700,000	CME	(14,867)

Total Centrally Cleared Interest Rate Swaps							$(42,823)

Abbrevation Legend

OTC – Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	SHARES	COST	FAIR VALUE
Equities — 91.4%*:
Common Stocks — 91.4%*:
Communication Services — 7.8%*:
Mail.Ru Group Ltd. + (a)	4,180	$110,980	$112,944
Naspers Ltd. +	934	202,883	201,554
Tencent Holdings Ltd. +	12,100	486,586	499,559

Total Communication Services	17,214	800,449	814,057

Consumer Discretionary — 8.1%*:
Alibaba Group Holding Ltd. + (a)	3,954	620,901	651,461
Brilliance China Automotive Holdings Ltd. +	118,000	179,279	190,830

Total Consumer Discretionary	121,954	800,180	842,291

Consumer Staples — 3.1%*:
CP ALL Public Company Limited+	71,600	150,311	152,764
Natura Cosmeticos SA+	10,400	70,742	73,084
X5 Retail Group NV+	4,259	103,537	96,253

Total Consumer Staples	86,259	324,590	322,101

Energy — 4.5%*:
CNOOC Ltd. +	86,000	159,195	170,279
Reliance Industries Ltd.^ +	8,504	288,054	292,112

Total Energy	94,504	447,249	462,391

Financials — 33.2%*:
AIA Group Ltd. +	24,200	200,659	216,084
B3 SA—Brasil Bolsa Balcao+	23,123	124,844	133,978
Banco do Brasil SA+	9,800	67,209	71,464
Bancolombia SA+	4,723	192,923	197,043
China Construction Bank Corp. +	534,000	442,435	466,581
China Pacific Insurance Group Co. Ltd.+	49,400	172,692	190,574
Grupo Financiero Banorte SAB de CV+	30,302	215,928	219,209
Hana Financial Group, Inc.+	6,217	237,492	249,689
HDFC Bank Ltd.+	3,800	358,595	357,580
Itau Unibanco Holding SA+	15,810	165,406	173,594
Mega Financial Holding Co. Ltd.+	213,000	182,642	191,842
Ping An Insurance Group Co. of China Ltd.+	42,000	399,188	426,527
PT Bank Negara Indonesia Persero Tbk+	354,100	174,120	175,844
Sanlam Ltd.+	32,257	164,909	180,454
Sberbank of Russia PJSC+	14,847	169,153	186,701

Total Financials	1,357,579	3,268,195	3,437,164

Industrials — 3.4%*:
China State Construction International Holdings Ltd.+	210,000	198,648	221,847
Rumo SA+(a)	36,200	125,794	134,275

Total Industrials	246,200	324,442	356,122

Information Technology — 17.5%*:
Chicony Electronics Co. Ltd.+	49,000	100,603	99,178
Hangzhou Hikvision Digital Technology Co. Ltd.+	33,300	135,627	139,093
Samsung Electronics Co. Ltd.+	17,290	692,046	724,021
Sunny Optical Technology Group Co. Ltd.+	9,400	108,663	108,429
Taiwan Semiconductor Manufacturing Co. Ltd.+	86,000	716,077	739,364

Total Information Technology	194,990	1,753,016	1,810,085

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Materials — 7.7%*:
Angang Steel Co. Ltd.+	180,000	$156,043	$160,953
Anglo American plc+	11,462	235,186	259,202
Cemex SAB de CV+(a)	16,900	120,690	118,976
LG Chem Ltd.+	793	250,323	261,295

Total Materials	209,155	762,242	800,426

Real Estate — 4.1%*:
China Overseas Land & Investment Ltd.+	72,000	214,001	225,335
China Resources Land Ltd.+	56,000	188,928	196,005

Total Real Estate	128,000	402,929	421,340

Utilities — 2.0%*:
Huaneng Renewables Corp. Ltd.+	694,000	202,375	206,560

Total Common Stocks	3,149,855	9,085,667	9,472,537

Total Equities	3,149,855	9,085,667	9,472,537

Mutual Fund — 4.2%*:
iShares MSCI India ETF	13,306	446,856	432,046

Total Investments	3,163,161	9,532,523	9,904,583

Other assets and liabilities – 4.4%*			460,566

Net Assets – 100.0%			$10,365,149

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	38.9%
Republic of Korea	12.5%
Taiwan	10.4%
India	6.5%
South Africa	6.5%
Brazil	5.9%
United States	4.4%
Russia	4.0%
Mexico	3.4%
Hong Kong	2.2%
Colombia	2.0%
Indonesia	1.8%
Thailand	1.5%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

			SHARES	COST	FAIR VALUE
Equities — 0.0%*:
Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤			319	$—	$3,397
Appvion Holdings Corp. (exp. June 13, 2023)¤			319	—	—

Total Diversified/Conglomerate Manufacturing			638	—	3,397

Total Warrants			638	—	3,397

Total Equities			638	—	3,397

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 100.6%*:
Bank Loans — 4.2%*§:
Oil and Gas — 2.4%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.49%	4/11/2022	300,000	304,285	301,275
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.84	4/15/2020	250,000	228,451	228,750
Gulf Finance LLC, 3M LIBOR + 5.250%	7.64	8/25/2023	100,604	99,908	84,112

Total Oil and Gas			650,604	632,644	614,137

Printing and Publishing — 0.8%*:
Getty Images, Inc., 3M LIBOR + 3.500%	5.74	10/18/2019	198,930	193,720	197,348

Telecommunications — 1.0%*:
CenturyLink, Inc., 3M LIBOR + 2.750%	5.15	5/15/2025	249,372	247,590	247,564

Total Bank Loans			1,098,906	1,073,954	1,059,049

Corporate Bonds — 96.4%*:
Aerospace and Defense — 2.4%*:
Swissport Financing Sarl+	9.75	12/15/2022	100,000	130,537	125,486
Triumph Group, Inc.	4.88	4/1/2021	38,000	37,024	36,670
Triumph Group, Inc.	7.75	8/15/2025	250,000	250,000	242,813
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC^	7.75	6/1/2020	200,000	199,786	201,860

Total Aerospace and Defense			588,000	617,347	606,829

Automobile — 1.9%*:
AA Bond Co. Ltd.+	5.50	7/31/2022	200,000	276,840	238,548
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13	10/15/2026	100,000	117,490	114,532
RAC Bond Co. PLC+	5.00	11/6/2022	100,000	128,880	122,452

Total Automobile			400,000	523,210	475,532

Beverage, Food and Tobacco — 4.0%*:
Boparan Finance PLC+	5.50	7/15/2021	150,000	190,365	178,374
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	137,000	140,257	134,945
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	248,437
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	150,000	151,034	144,375
Pilgrim’s Pride Corp.^	5.88	9/30/2027	200,000	200,000	189,000

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco (continued):
Sunshine Mid BV+	6.50%	5/15/2026	100,000	$121,055	$113,482

Total Beverage, Food and Tobacco			987,000	1,052,711	1,008,613

Broadcasting and Entertainment — 6.6%*:
Arqiva Broadcast Finance PLC+	6.75	9/30/2023	100,000	130,610	133,436
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	275,000	275,092	258,472
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	275,000	274,338	275,687
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	241,000	240,341	241,602
DISH DBS Corp.	7.75	7/1/2026	192,000	192,000	181,114
Intelsat Jackson Holdings SA^	8.50	10/15/2024	250,000	250,000	252,750
Intelsat Jackson Holdings SA^	9.75	7/15/2025	25,000	26,381	26,469
Sirius XM Radio, Inc.^	5.00	8/1/2027	10,000	10,000	9,622
Tele Columbus AG+	3.88	5/2/2025	150,000	156,208	158,809
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	90,000	105,150	118,079

Total Broadcasting and Entertainment			1,608,000	1,660,120	1,656,040

Buildings and Real Estate — 2.1%*:
Residomo SRO+	3.38	10/15/2024	150,000	176,141	175,218
Standard Industries, Inc.^	4.75	1/15/2028	250,000	250,000	230,925
William Lyon Homes, Inc.	6.00	9/1/2023	123,000	123,000	118,695

Total Buildings and Real Estate			523,000	549,141	524,838

Cargo Transport — 4.8%*:
American Airlines Group, Inc.^	5.50	10/1/2019	265,000	266,859	268,644
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	381,000	386,997	403,860
Kenan Advantage Group, Inc.^	7.88	7/31/2023	400,000	409,901	413,750
WFS Global Holding SAS+	9.50	7/15/2022	100,000	110,731	121,620

Total Cargo Transport			1,146,000	1,174,488	1,207,874

Chemicals, Plastics and Rubber — 4.0%*:
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,692	311,625
Huntsman International LLC	4.25	4/1/2025	100,000	128,920	133,834
INEOS Group Holdings SA+	5.38	8/1/2024	100,000	110,164	122,051
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	215,000	209,258	213,387
Monitchem HoldCo 2 SA+	6.88	6/15/2022	100,000	99,597	104,504
Starfruit Finco BV/Starfruit US Holdco LLC+	6.50	10/1/2026	100,000	117,785	117,278

Total Chemicals, Plastics and Rubber			915,000	964,416	1,002,679

Containers, Packaging and Glass — 1.7%*:
BWAY Holding Co.	4.75	4/15/2024	100,000	115,660	119,008
SIG Combibloc Holdings SCA+	7.75	2/15/2023	250,000	291,395	301,510

Total Containers, Packaging and Glass			350,000	407,055	420,518

Diversified/Conglomerate Manufacturing — 0.5%*:
Appvion ESC¤	9.00	6/1/2020	327,000	241,383	—
Energizer Gamma Acquisition BV	4.63	7/15/2026	100,000	116,130	120,459

Total Diversified/Conglomerate Manufacturing			427,000	357,513	120,459

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service — 6.3%*:
Algeco Global Finance PLC+	6.50%	2/15/2023	100,000	$121,404	$122,435
Carlson Travel, Inc.^	9.50	12/15/2024	280,000	280,000	270,200
Financial & Risk US Holdings, Inc.	4.50	5/15/2026	100,000	116,690	115,165
Financial & Risk US Holdings, Inc.	6.88	11/15/2026	140,000	163,366	162,783
Iron Mountain UK PLC	3.88	11/15/2025	100,000	132,815	123,823
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	353,000	363,465	377,533
Verisure Midholding AB+	5.75	12/1/2023	150,000	176,873	176,573
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	251,084	250,625

Total Diversified/Conglomerate Service			1,473,000	1,605,697	1,599,137

Electronics — 2.8%*:
TIBCO Software, Inc.^	11.38	12/1/2021	439,000	470,495	468,632
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	250,000	257,640	228,750

Total Electronics			689,000	728,135	697,382

Finance — 6.6%*:
Cabot Financial Luxembourg SA+	7.50	10/1/2023	100,000	134,572	127,078
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	380,851	317,857
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	300,000	446,881	375,751
Jerrold Finco PLC+	6.13	1/15/2024	100,000	124,555	130,976
LPL Holdings, Inc.^	5.75	9/15/2025	300,000	300,000	292,875
Nexi Capital SpA+	4.13	11/1/2023	100,000	119,575	116,976
Park Aerospace Holdings Ltd.+ ^	5.25	8/15/2022	47,000	46,923	47,411
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	244,000	250,037	251,930

Total Finance			1,441,000	1,803,394	1,660,854

Healthcare, Education and Childcare — 8.8%*:
Avantor, Inc.^	9.00	10/1/2025	220,000	220,000	227,150
Bausch Health Cos., Inc.^	5.88	5/15/2023	42,000	35,888	40,950
Bausch Health Cos., Inc.^	6.13	4/15/2025	224,000	198,904	212,800
Bausch Health Cos., Inc.^	6.50	3/15/2022	118,000	118,000	122,720
Bausch Health Cos., Inc.^	7.00	3/15/2024	125,000	125,000	132,062
Bausch Health Cos., Inc.^	5.50	3/1/2023	101,000	79,397	97,212
Cognita Financing PLC+	7.75	8/15/2021	100,000	133,555	132,947
CTC BondCo GmbH+	5.25	12/15/2025	100,000	117,449	115,295
Endo Dac/Endo Finance LLC/Endo Finco Inc^	6.00	2/1/2025	240,000	193,169	206,880
Endo Finance LLC / Endo Finco, Inc.^	7.25	1/15/2022	39,000	37,410	38,025
Envision Healthcare Corp.	8.75	10/15/2026	250,000	250,000	250,000
IDH Finance PLC+	6.25	8/15/2022	100,000	131,025	121,014
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	38,000	33,551	33,630
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	34,000	31,325	31,365
Nidda Healthcare Holding GmbH+	3.50	9/30/2024	100,000	111,651	115,944
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	220,000	210,909	214,940
Synlab Unsecured Bondco PLC+	8.25	7/1/2023	100,000	131,304	123,733

Total Healthcare, Education and Childcare			2,151,000	2,158,537	2,216,667

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
LSF9 Balta Issuer SARL+	7.75	9/15/2022	121,500	151,849	144,834

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Hotels, Motels, Inns and Gaming — 1.3%*:
TVL Finance PLC+	8.50%	5/15/2023	160,000	$224,634	$221,943
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	116,094

Total Hotels, Motels, Inns and Gaming			285,000	349,634	338,037

Insurance — 0.9%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	250,000	250,000	233,112

Leisure, Amusement, Entertainment — 4.4%*:
Allegiant Travel Co.	5.50	7/15/2019	200,000	202,213	202,000
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	100,000	132,525	132,595
Brunswick Corp.	7.13	8/1/2027	317,000	333,413	360,678
Perform Group Financing PLC+	8.50	11/15/2020	100,000	150,518	132,132
Vue International Bidco PLC+	7.88	7/15/2020	100,000	130,783	130,666
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	160,000

Total Leisure, Amusement, Entertainment			977,000	1,109,452	1,118,071

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	250,000	250,000	243,125

Mining, Steel, Iron and Non-Precious Metals — 6.8%*:
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	215,000	215,000	228,975
Constellium NV	4.25	2/15/2026	100,000	117,513	117,835
First Quantum Minerals Ltd.+ ^	6.88	3/1/2026	229,000	229,000	208,104
Hecla Mining Co.	6.88	5/1/2021	250,000	229,371	250,625
Kinross Gold Corp.+	5.95	3/15/2024	127,000	131,363	129,540
Kinross Gold Corp.	6.88	9/1/2041	82,000	81,603	83,640
Northwest Acquisitions ULC/Dominion Finco, Inc.+ ^	7.13	11/1/2022	107,000	106,656	109,407
Peabody Energy Corp.^	6.00	3/31/2022	71,000	71,750	72,243
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,761	257,500
Warrior Met Coal, Inc.^	8.00	11/1/2024	240,000	240,000	246,000

Total Mining, Steel, Iron and Non-Precious Metals			1,671,000	1,669,017	1,703,869

Oil and Gas — 16.1%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	125,000	124,699	125,313
CGG Holding US, Inc.+	7.88	5/1/2023	150,000	185,131	186,331
Chesapeake Energy Corp.	8.00	1/15/2025	200,000	197,544	206,250
Chesapeake Energy Corp.	8.00	6/15/2027	17,000	17,000	17,340
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	342,899	361,460
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	314,000	314,000	240,210
EP Energy LLC/Everest Acquisition Finance, Inc.^	9.38	5/1/2024	58,000	52,421	47,850
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	500,000	495,314	475,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	300,000	300,000	290,250

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25%	10/15/2025	250,000	$250,000	$191,250
Jupiter Resources, Inc.+ ^	8.50	10/1/2022	405,000	341,764	192,375
KCA Deutag UK Finance PLC+ ^	9.63	4/1/2023	200,000	205,997	196,000
Kosmos Energy Ltd.+ ^	7.88	8/1/2021	450,000	435,540	457,875
Neptune Energy Bondco PLC^	6.63	5/15/2025	200,000	200,239	199,250
QEP Resources, Inc.	5.63	3/1/2026	125,000	120,207	119,531
SM Energy Co.	6.63	1/15/2027	119,000	119,000	123,016
Transocean Pontus Ltd.^	6.13	8/1/2025	100,000	99,023	101,624
Transocean, Inc.	6.80	3/15/2038	42,000	33,758	36,330
Transocean, Inc.	9.35	12/15/2041	32,000	29,791	32,200
Tullow Oil PLC+ ^	6.25	4/15/2022	250,000	213,380	250,050
Welltec A/S+ ^	9.50	12/1/2022	200,000	198,319	207,500

Total Oil and Gas			4,378,000	4,276,026	4,057,005

Personal and Non-Durable Consumer Products Mfg. Only — 0.4%*:
Samsonite Finco Sarl	3.50	5/15/2026	100,000	109,323	112,815

Personal Transportation — 1.0%*:
Getlink SE+	3.63	10/1/2023	100,000	117,465	117,069
Hertz Corp. (The)^	7.63	6/1/2022	150,000	150,000	148,125

Total Personal Transportation			250,000	267,465	265,194

Personal, Food and Miscellaneous — 0.5%*:
Ocado Group PLC+	4.00	6/15/2024	100,000	128,095	130,647

Printing and Publishing — 0.3%*:
Nielsen Finance LLC/Nielsen Finance Co.^	5.00	4/15/2022	73,000	71,490	71,175

Retail Stores — 1.3%*:
Maxeda DIY Holding B.V.+	6.13	7/15/2022	100,000	114,070	111,741
Takko Luxembourg 2 SCA, 3M USD LIBOR + 5.375%+	5.38	11/15/2023	100,000	97,814	95,555
Travelex Financing PLC+	8.00	5/15/2022	100,000	108,750	113,230

Total Retail Stores			300,000	320,634	320,526

Telecommunications — 7.2%*:
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50	4/1/2028	250,000	250,000	262,187
Frontier Communications Corp.	7.13	3/15/2019	250,000	251,943	251,575
Intelsat Connect Finance SA^	9.50	2/15/2023	92,000	90,427	91,540
Sprint Communications, Inc.	7.00	8/15/2020	75,000	74,529	78,375
Sprint Corp.	7.63	3/1/2026	325,000	336,712	344,094
Sprint Corp.	7.88	9/15/2023	252,000	250,678	271,845
Telecom Italia SpA/Milano+	5.88	5/19/2023	100,000	148,613	142,205
UPCB Finance VII Ltd.+	3.63	6/15/2029	100,000	114,302	115,525
Virgin Media Receivables Financing Notes I DAC+	5.50	9/15/2024	100,000	134,725	130,666
Ziggo B.V.+	4.25	1/15/2027	100,000	115,020	115,853

Total Telecommunications			1,644,000	1,766,949	1,803,865

Utilities — 2.1%*:
Blitz F18-674 GmbH+	6.00	7/30/2026	150,000	174,548	175,678
Nordex SE+	6.50	2/1/2023	100,000	124,195	112,912
Viridian Group Finance Co PLC+	4.00	9/15/2025	100,000	118,450	112,724

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Utilities (continued):
Viridian Group Finance Co. PLC+	4.75%	9/15/2024	100,000	$132,000	$126,756

Total Utilities			450,000	549,193	528,070

Total Corporate Bonds			23,547,500	24,870,891	24,267,767

Total Fixed Income			24,646,406	25,944,845	25,326,816

Total Investments			24,647,044	25,944,845	25,330,213

Other assets and liabilities – (0.6%)*					(159,558)

Net Assets – 100.0%					$25,170,655

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.5%
United Kingdom	12.1%
Germany	4.4%
Ghana	2.8%
Switzerland	2.6%
France	2.2%
Netherlands	1.8%
Canada	1.7%
Brazil	1.2%
Ireland	1.1%
Italy	1.0%
Other (Individually less than 1%)	3.6%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

A summary of outstanding derivatives at September 30, 2018 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/1/18	BNP Paribas S.A.	EUR	340,000	$394,757	$399,522	$(4,765)

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/3/18	Citibank N.A.	EUR	100,000	$116,114	$116,198	$(84)
10/1/18	Bank of America N.A.	GBP	94,852	123,630	124,995	(1,365)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(6,214)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/5/18	BNP Paribas S.A.	EUR	3,616,195	$4,199,576	$4,196,549	$(3,027)
10/5/18	Bank of America N.A.	EUR	230,222	267,363	270,145	2,782
10/5/18	JPMorgan Chase Bank N.A.	EUR	85,236	98,986	99,483	497
10/5/18	Citibank N.A.	EUR	100,000	116,132	116,216	84
10/5/18	JPMorgan Chase Bank N.A.	GBP	2,368,752	3,087,838	3,042,774	(45,064)
10/5/18	Bank of America N.A.	GBP	94,852	123,647	125,017	1,370

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(43,358)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

			SHARES	COST	FAIR VALUE
Equities — 0.5%*:
Common Stocks — 0.5%*:
Oil and Gas — 0.5%*:
Fieldwood Energy LLC			4,100	$88,421	$209,100
Fieldwood Energy LLC			1,006	35,210	51,306

Total Oil and Gas			5,106	123,631	260,406

Total Common Stocks			5,106	123,631	260,406

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)¤			357	—	—
Appvion Holdings Corp. (exp. June 13, 2023)¤			357	—	3,801

Total Diversified/Conglomerate Manufacturing			714	—	3,801

Total Warrants			714	—	3,801

Total Equities			5,820	123,631	264,207

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 95.7%*:
Bank Loans — 3.7%*§:
Broadcasting and Entertainment — 0.5%*:
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.09%	8/13/2021	298,446	298,468	298,446

Buildings and Real Estate — 0.1%*:
GYP Holdings III Corp., 1M LIBOR + 2.750%	4.99	6/1/2025	30,555	30,555	30,466

Diversified/Conglomerate Service — 0.1%*:
SonicWALL, Inc., 3M LIBOR + 7.500%	9.82	5/18/2026	51,897	51,396	51,573

Electronics — 0.1%*:
Renaissance Holding Corp., 3M LIBOR + 7.000%	9.24	5/26/2026	68,962	67,638	68,618

Oil and Gas — 1.4%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.49	4/11/2022	172,215	154,391	172,947
Gulf Finance LLC, 3M LIBOR + 5.250%	7.64	8/25/2023	100,604	99,909	84,112
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.49	4/11/2023	91,996	30,993	89,082
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	9.84	4/15/2020	550,000	502,592	503,250

Total Oil and Gas			914,815	787,885	849,391

Printing and Publishing — 0.7%*:
Getty Images, Inc., 3M LIBOR + 3.500%	5.74	10/18/2019	398,401	388,268	395,233

Telecommunications — 0.8%*:
CenturyLink, Inc., 3M LIBOR + 2.750%	5.15	1/31/2025	498,744	495,180	495,128

Total Bank Loans			2,261,820	2,119,390	2,188,855

Corporate Bonds — 92.0%*:
Aerospace and Defense — 3.4%*:
TransDigm UK Holdings PLC^	6.88	5/15/2026	500,000	496,344	513,125

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Aerospace and Defense (continued):
TransDigm, Inc.	6.38%	6/15/2026	307,000	$304,646	$310,070
Triumph Group, Inc.	4.88	4/1/2021	43,000	41,895	41,495
Triumph Group, Inc.	7.75	8/15/2025	595,000	599,917	577,894
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC^	7.75	6/1/2020	550,000	543,197	555,115

Total Aerospace and Defense			1,995,000	1,985,999	1,997,699

Automobile — 0.3%*:
JB Poindexter & Co., Inc.^	7.13	4/15/2026	202,000	202,000	209,575

Beverage, Food and Tobacco — 1.9%*:
Carrols Restaurant Group, Inc.	8.00	5/1/2022	260,000	269,626	271,128
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	165,000	168,925	162,525
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	248,437
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	203,000	201,243	195,388
Pilgrim’s Pride Corp.^	5.88	9/30/2027	225,000	225,000	212,625

Total Beverage, Food and Tobacco			1,103,000	1,114,794	1,090,103

Broadcasting and Entertainment — 7.0%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	444,850
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	274,000	256,192	257,533
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	1,200,000	1,197,344	1,203,000
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	271,000	269,189	271,678
DISH DBS Corp.	7.75	7/1/2026	430,000	411,134	405,619
Intelsat Jackson Holdings SA	7.50	4/1/2021	364,000	363,862	368,550
Intelsat Jackson Holdings SA^	8.50	10/15/2024	489,000	489,000	494,379
Intelsat Jackson Holdings SA^	9.75	7/15/2025	56,000	59,093	59,290
Netflix, Inc.^	5.88	11/15/2028	250,000	248,494	249,062
Sirius XM Radio, Inc.^	5.00	8/1/2027	350,000	350,000	336,773

Total Broadcasting and Entertainment			4,118,000	4,078,308	4,090,734

Buildings and Real Estate — 3.2%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,705	250,938
Century Communities, Inc.	5.88	7/15/2025	250,000	249,727	232,575
M/I Homes, Inc.	5.63	8/1/2025	550,000	531,581	517,000
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	254,987
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	250,000	250,000	240,938
Standard Industries, Inc.^	4.75	1/15/2028	300,000	300,000	277,110
William Lyon Homes, Inc.	6.00	9/1/2023	123,000	123,000	118,695

Total Buildings and Real Estate			1,973,000	1,954,013	1,892,243

Cargo Transport — 3.5%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,562	250,938
American Airlines Group, Inc.^	5.50	10/1/2019	532,000	538,746	539,315
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	520,000	531,618	551,200
Kenan Advantage Group, Inc.^	7.88	7/31/2023	700,000	716,891	724,062

Total Cargo Transport			2,002,000	2,036,817	2,065,515

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber — 2.9%*:
Chemours Co. (The)	7.00%	5/15/2025	254,000	$257,311	$269,364
Consolidated Energy Finance SA^ +	6.88	6/15/2025	300,000	298,692	311,625
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	243,323	248,125
Platform Specialty Products Corp.^	5.88	12/1/2025	250,000	248,198	246,693
Simmons Foods, Inc.^	7.75	1/15/2024	122,000	122,000	126,270
Starfruit Finco BV/Starfruit US Holdco LLC^ +	8.00	10/1/2026	490,000	490,000	497,350

Total Chemicals, Plastics and Rubber			1,666,000	1,659,524	1,699,427

Containers, Packaging and Glass — 0.2%*:
Crown Americas LLC/Crown Americas Capital Corp.^	4.75	2/1/2026	135,000	135,000	128,925

Diversified/Conglomerate Manufacturing — 1.2%*:
Appvion ESC¤	9.00	6/1/2020	366,000	270,217	—
EnPro Industries, Inc.	5.88	9/15/2022	220,000	221,370	224,125
Griffon Corp.	5.25	3/1/2022	350,000	349,136	346,063
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	124,000	126,486	114,080

Total Diversified/Conglomerate Manufacturing			1,060,000	967,209	684,268

Diversified/Conglomerate Service — 5.2%*:
Carlson Travel, Inc.^	6.75	12/15/2023	250,000	254,699	250,937
Carlson Travel, Inc.^	9.50	12/15/2024	350,000	332,247	337,750
Financial & Risk US Holdings, Inc.^	6.25	5/15/2026	168,000	168,000	168,620
Financial & Risk US Holdings, Inc.^	8.25	11/15/2026	218,000	218,000	216,679
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	1,237,000	1,304,885	1,322,971
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	121,250
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,288	117,188
Waste Pro USA, Inc.^	5.50	2/15/2026	59,000	59,000	57,673
Zachry Holdings, Inc.^	7.50	2/1/2020	436,000	435,709	437,090

Total Diversified/Conglomerate Service			2,968,000	3,022,828	3,030,158

Electronics — 4.7%*:
Dell, Inc.	6.50	4/15/2038	126,000	129,079	123,953
RP Crown Parent LLC^	7.38	10/15/2024	96,000	96,000	99,600
Symantec Corp.	4.20	9/15/2020	551,000	550,415	555,792
TIBCO Software, Inc.^	11.38	12/1/2021	1,383,000	1,490,403	1,476,352
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	524,000	483,354	479,460

Total Electronics			2,680,000	2,749,251	2,735,157

Finance — 4.5%*:
Alliance Data Systems Corp.^	5.88	11/1/2021	550,000	560,515	561,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	2/1/2022	135,000	138,317	138,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/2025	415,000	416,435	416,556
LPL Holdings, Inc.^	5.75	9/15/2025	575,000	568,723	561,344
Park Aerospace Holdings Ltd.+ ^	5.25	8/15/2022	59,000	58,899	59,516
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.^	6.75	6/1/2025	210,000	210,000	204,225

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Finance (continued):
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75%	6/15/2022	671,000	$685,406	$692,808

Total Finance			2,615,000	2,638,295	2,633,824

Grocery — 1.1%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	174,000	172,251	172,260
Post Holdings, Inc.^	5.50	3/1/2025	300,000	293,176	297,750
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	196,000

Total Grocery			674,000	665,427	666,010

Healthcare, Education and Childcare — 9.4%*:
Avantor, Inc.^	9.00	10/1/2025	600,000	602,794	619,500
Bausch Health Cos., Inc.^	5.88	5/15/2023	50,000	42,724	48,750
Bausch Health Cos., Inc.^	6.13	4/15/2025	391,000	347,768	371,450
Bausch Health Cos., Inc.^	6.50	3/15/2022	118,000	118,000	122,720
Bausch Health Cos., Inc.^	7.00	3/15/2024	125,000	125,000	132,063
Bausch Health Cos., Inc.^	5.50	3/1/2023	118,000	92,761	113,575
Bausch Health Cos.,Inc.^	9.25	4/1/2026	775,000	788,959	836,031
Catalent Pharma Solutions, Inc.^	4.88	1/15/2026	227,000	227,000	218,487
Endo Dac/Endo Finance LLC/Endo Finco Inc^	6.00	2/1/2025	400,000	343,058	344,800
Endo Finance LLC/Endo Finco, Inc.^	5.38	1/15/2023	60,000	51,272	52,800
Envision Healthcare Corp.	8.75	10/15/2026	450,000	450,000	450,000
HCA, Inc.	5.38	2/1/2025	375,000	379,826	382,500
HLF Financing Sarl LLC/Herbalife International, Inc.^	7.25	8/15/2026	155,000	155,000	157,519
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.50	4/15/2025	170,000	145,673	142,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	87,000	76,841	76,995
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	80,000	73,702	73,800
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	1,065,000	1,048,073	1,040,505
Teva Pharmaceutical Finance Netherlands III BV	6.00	4/15/2024	300,000	296,459	304,633

Total Healthcare, Education and Childcare			5,546,000	5,364,910	5,488,503

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.1%*:
Mattel, Inc.^	6.75	12/31/2025	78,000	78,000	76,440

Hotels, Motels, Inns and Gaming — 0.8%*:
Boyne USA, Inc.^	7.25	5/1/2025	125,000	125,000	132,188
Delta Merger Sub, Inc.^	6.00	9/15/2026	225,000	225,000	227,812
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	116,094

Total Hotels, Motels, Inns and Gaming			475,000	475,000	476,094

Insurance — 2.2%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	500,000	485,704	466,225
AssuredPartners, Inc.^	7.00	8/15/2025	339,000	336,016	335,610
USIS Merger Sub, Inc.^	6.88	5/1/2025	318,000	314,190	317,205

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
York Risk Services Holding Corp.^	8.50%	10/1/2022	220,000	$204,361	$193,050

Total Insurance			1,377,000	1,340,271	1,312,090

Leisure, Amusement, Entertainment — 3.1%*:
Allegiant Travel Co.	5.50	7/15/2019	1,000,000	1,011,700	1,010,000
Brunswick Corp.	7.13	8/1/2027	567,000	598,891	645,124
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	160,000

Total Leisure, Amusement, Entertainment			1,727,000	1,770,591	1,815,124

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.9%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	430,000	420,337	418,175
Stevens Holding Co., Inc.^	6.13	10/1/2026	93,000	93,000	94,511

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			523,000	513,337	512,686

Mining, Steel, Iron and Non-Precious Metals — 9.0%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	309,000	309,826	314,021
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	328,000	332,291	349,320
Compass Minerals International, Inc.^	4.88	7/15/2024	124,000	115,289	114,855
First Quantum Minerals Ltd.+ ^	6.88	3/1/2026	229,000	229,000	208,104
First Quantum Minerals Ltd.+ ^	7.00	2/15/2021	600,000	605,352	596,250
Hecla Mining Co.	6.88	5/1/2021	250,000	229,372	250,625
Kinross Gold Corp.+	5.95	3/15/2024	152,000	157,246	155,040
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,521	100,980
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA^	8.38	12/1/2022	400,000	409,834	409,000
New Gold, Inc.^	6.25	11/15/2022	400,000	408,366	349,000
Northwest Acquisitions ULC/Dominion Finco, Inc.+ ^	7.13	11/1/2022	893,000	906,519	913,092
Peabody Energy Corp.^	6.00	3/31/2022	376,000	379,448	382,580
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	550,000	557,510	566,500
Warrior Met Coal, Inc.^	8.00	11/1/2024	540,000	548,580	553,500

Total Mining, Steel, Iron and Non-Precious Metals			5,250,000	5,287,154	5,262,867

Oil and Gas — 14.5%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	155,000	155,046	155,388
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	84,000	83,797	84,000
Cheniere Energy Partners LP^	5.63	10/1/2026	250,000	250,000	251,800
Chesapeake Energy Corp.	8.00	1/15/2025	522,000	516,555	538,312
Citgo Holding, Inc.^	10.75	2/15/2020	762,000	787,359	807,720
CVR Refining LLC/Coffeyville Finance, Inc.	6.50	11/1/2022	331,000	340,142	335,965
Energy Transfer Equity LP	4.25	3/15/2023	250,000	250,000	248,438
EP Energy LLC/Everest Acquisition Finance, Inc.^	7.75	5/15/2026	350,000	350,000	358,312
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	248,000	248,000	189,720
EP Energy LLC/Everest Acquisition Finance, Inc.^	9.38	5/1/2024	65,000	58,748	53,625
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	100,000	100,777	87,250

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63%	6/15/2020	600,000	$596,117	$570,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	18,000	17,743	17,753
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	540,000	512,306	413,100
Jupiter Resources, Inc.+ ^	8.50	10/1/2022	479,000	406,246	227,525
KCA Deutag UK Finance PLC+ ^	9.63	4/1/2023	270,000	277,930	264,600
Kosmos Energy Ltd.+,^	7.88	8/1/2021	1,027,000	1,023,619	1,044,972
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	350,000	361,028	367,500
QEP Resources, Inc.	5.63	3/1/2026	550,000	528,911	525,937
SM Energy Co.	6.63	1/15/2027	118,000	118,000	121,983
Transocean Guardian Ltd.^	5.88	1/15/2024	171,000	169,348	172,496
Transocean, Inc.	6.80	3/15/2038	120,000	100,489	103,800
Transocean, Inc.	9.35	12/15/2041	38,000	35,378	38,238
Tullow Oil PLC+ ^	6.25	4/15/2022	695,000	688,724	695,139
Weatherford International LLC^	9.88	3/1/2025	300,000	300,720	289,500
Welltec A/S+ ^	9.50	12/1/2022	550,000	554,174	570,625

Total Oil and Gas			8,943,000	8,831,157	8,533,698

Personal Transportation — 0.8%*:
Hertz Corp. (The)^	7.63	6/1/2022	450,000	453,644	444,375

Personal, Food and Miscellaneous — 0.2%*:
Simmons Foods, Inc.^	5.75	11/1/2024	193,000	164,747	147,886

Printing and Publishing — 0.4%*:
Nielsen Finance LLC/Nielsen Finance Co.^	5.00	4/15/2022	274,000	268,670	267,150

Retail Stores — 1.3%*:
Golden Nugget, Inc.^	8.75	10/1/2025	200,000	204,393	209,656
KGA Escrow LLC^	7.50	8/15/2023	298,000	298,000	309,175
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	243,050

Total Retail Stores			748,000	752,393	761,881

Telecommunications — 9.7%*:
Altice Financing SA+ ^	6.63	2/15/2023	250,000	251,145	251,875
Altice Luxembourg SA+ ^	7.63	2/15/2025	225,000	238,085	205,065
Cablevision Systems Corp.	5.88	9/15/2022	400,000	394,940	407,750
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.88	5/1/2027	250,000	247,513	247,812
CenturyLink, Inc.	6.75	12/1/2023	280,000	280,660	290,850
Cequel Communications Holdings I LLC/Cequel Capital Corp.^	7.50	4/1/2028	250,000	250,000	262,187
CommScope Technologies LLC^	5.00	3/15/2027	600,000	572,704	577,500
Frontier Communications Corp.	7.13	3/15/2019	550,000	554,275	553,465
Hughes Satellite Systems Corp.	6.63	8/1/2026	550,000	549,162	532,125
Intelsat Connect Finance SA^	9.50	2/15/2023	100,000	98,290	99,500
Sprint Capital Corp.	6.88	11/15/2028	700,000	706,868	703,500
Sprint Communications, Inc.	7.00	8/15/2020	75,000	74,529	78,375
Sprint Corp.	7.63	3/1/2026	125,000	125,000	132,344
Sprint Corp.	7.88	9/15/2023	489,000	475,777	527,509
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	91,620
T-Mobile USA, Inc.	4.75	2/1/2028	155,000	155,000	145,894

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2018

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications (continued):
T-Mobile USA, Inc.	5.38%	4/15/2027	200,000	$200,000	$199,250
Telecom Italia SpA+ ^	5.30	5/30/2024	250,000	261,364	243,437
Ziggo BV+ ^	5.50	1/15/2027	140,000	133,702	131,355

Total Telecommunications			5,685,000	5,665,014	5,681,413

Utilities — 0.5%*:
NRG Energy, Inc.	7.25	5/15/2026	250,000	250,000	271,250

Total Corporate Bonds			54,710,000	54,424,353	53,975,095

Total Fixed Income			56,971,820	56,543,743	56,163,950

Total Investments			56,977,640	56,667,374	56,428,157

Other assets and liabilities – 3.8%*					2,219,345

Net Assets – 100.0%					$58,647,502

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	88.2%
Ghana	3.1%
Canada	2.3%
Netherlands	1.6%
Zambia	1.4%
Denmark	1.0%
Other (Individually less than 1%)	2.4%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$1,679,484	$64,524	$1,744,008
Preferred Stock	—	—	160,982	160,982
Warrants	—	—	13,256	13,256

Total Equities	—	1,679,484	238,762	1,918,246

Fixed Income:
Bank Loans	—	278,191,627	208,565	278,400,192
Corporate Bonds	—	31,938,491	0	31,938,491

Total Fixed Income	—	310,130,118	208,565	310,338,683

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	120,578	—	120,578

Total	$—	$311,930,180	$447,327	$312,377,507

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(705)	—	(705)

Total Investments	$—	$311,929,475	$447,327	$312,376,802

*	There were no transfers between levels during the period ended September 30, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Sabine Oil & Gas LLC	$19,350	Broker Quote	$50.00: Price source depth of 1
Sabine Oil & Gas LLC Warrants	$7,380	Broker Quote	$6.00: Price source depth of 1
Sabine Oil & Gas LLC Warrants	$1,095	Broker Quote	$5.00: Price source depth of 1
Southcross Energy Holdings LP	$—	Zero Value	Valued at zero without primary asset attached
Templar Energy LLC	$8,762	Broker Quote	$1.00: Price source depth of 1
Templar Energy LLC	$36,412	Broker Quote	$6.00: Price source depth of 1
Appvion Holdings Corp Warrants	$4,781	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Pinnacle Agriculture Holdings A 2	$160,982	Broker Quote	$0.62: Price source depth of 1
Bank Loans
Boomerang Tube LLC	$32,825	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$126,888	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$48,852	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2018
Equities
Common Stock	$65,806	$—	$(1,282)	$—	$—	$—	$—	$64,524	$(1,282)
Preferred Stock	$238,876	$—	$(77,894)	$—	$—	$—	$—	$160,982	$17,826
Warrants	$8,475	$—	$4,781	$—	$—	$—	$—	$13,256	$(4,781)

Fixed Income					$—
Bank Loans	$206,150	$—	$(10,730)	$—	$174	$12,971	$—	$208,565	$(10,730)
Corporate Bonds	$—	$—	$(462,996)	$—	$(180)	$463,176	$—	$—	$(462,996)
Total	$519,307	$—	$(548,121)	$—	$(6)	$476,147	$—	$447,327	$(548,121)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$1,194,763	$547,440	$1,742,203
Preferred Stock	—	—	193,178	193,178

Warrants	—	—	5,196	5,196

Total Equities	—	1,194,763	745,814	1,940,577

Fixed Income:
Asset-Backed Securities	—	35,648,780	1,000,000	36,648,780
Bank Loans	—	78,551,175	279,503	78,830,678
Corporate Bonds	—	115,097,991	0	115,097,991

Total Fixed Income	—	229,297,946	1,279,503	230,577,449

Purchased Options:
Put Options Purchased	—	670,781	—	670,781

Total Purchased Options	—	670,781	—	670,781

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	62,367	—	62,367

Total	$—	$231,225,857	$2,025,317	$233,251,174

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(13,626)	—	(13,626)

Total Investments	$—	$231,212,231	$2,025,317	$233,237,548

*	There were no transfers between levels during the period ended September 30, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Southcross Energy Holdings LP	$—	Zero value	Valued at zero without primary asset attached
Maxeda DIY B.V.	$109,495	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Maxeda DIY B.V.	$437,945	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Pinnacle Agriculture Holdings A 2	$193,178	Broker Quote	$0.62: Price source depth of 1
Appvion Holdings Corp Warrants	$5,196	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Asset-Backed Securities
Apidos CLO XXIV	$1,000,000	Recent Purchase	$100.00: Priced at cost
Bank Loans
Boomerang Tube LLC	$75,898	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$126,888	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$48,852	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Boomerang Tube LLC	$27,865	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30 2018
Equities
Common Stock	$550,622	$—	$(3,182)	$—	$—	$—	$—	$547,440	$(3,182)
Preferred Stock	$286,651	$—	$(93,473)	$—	$—	$—	$—	$193,178	$(93,473)
Warrants	$—	$—	$5,196	$—	$—	$—	$—	$5,196	$5,196

Fixed Income
Asset-Backed Securities	$10,228,154	$—	$—	$(10,228,154)	$—	$1,000,000	$—	$1,000,000	$—
Bank Loans	$277,089	$—	$(10,725)	$—	$169	$40,836	$(27,866)	$279,503	$(10,725)
Corporate Bonds	$—	$—	$(504,971)	$—	$(300)	$505,271	$—	$—	$(504,971)

Total	$11,342,516	$—	$(607,155)	$(10,228,154)	$(131)	$1,546,107	$(27,866)	$2,025,317	$(607,155)

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$180,790,607	$4,196,842	$184,987,449
Corporate Bonds	—	193,482,523	—	193,482,523
Mortgage-Backed Securities	—	24,942,043	—	24,942,043
U.S. Treasury & Government Agencies	—	9,259,021	—	9,259,021

Total Fixed Income	—	408,474,194	4,196,842	412,671,036

Purchased Options:
Call Options Purchased	—	943,310	—	943,310
Put Options Purchased	—	2,858,459	—	2,858,459

Total Purchased Options	—	3,801,769	—	3,801,769

Short-Term Investments:
Commercial Paper	—	19,487,028	—	19,487,028

Total Short-Term Investments	—	19,487,028	—	19,487,028

Derivative Securities:
Futures**	—	1,161,815	—	1,161,815

Total	$—	$432,924,806	$4,196,842	$437,121,648

Liabilities:*
Derivative Securities:
Futures**	—	(758,040)	—	(758,040)
OTC—Credit Default Swaps	—	(61,325)	—	(61,325)

Total Derivative Securities	—	(819,365)	—	(819,365)

Total Investments	$—	$432,105,441	$4,196,842	$436,302,283

*	There were no transfers between levels during the period ended September 30, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
DRB Prime Student Loan Trust 2016-R A1	$751,525	Broker Quote	$101.75: Price source depth of 1
SoFi Professional Loan Program 2018-A	$985,730	Broker Quote	$71.82: Price source depth of 1
SoFi Professional Loan Program 2018-B Trust	$711,591	Discounted Cash Flow	Prepay CPR 15%; Default CDR 0.3 ramp 24 0.5; Severity 80%; 6-month recovery lag
SoFi Professional Loan Program 2018-D Trust	$650,140	Broker Quote	$34.45: Price source depth of 11
SoFi Consumer Loan Program LLC 2015-A RC	$320,625	Broker Quote	$106,875: Price source depth of 1
SoFi Professional Loan Program 2017-D R1	$777,231	Broker Quote	$63.00: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2018
Asset—Backed Securities	$4,347,527	$—	$(107,081)	$(546,700)	$12,072	$650,140	$(156,116)	$4,199,842	$(107,081)

Mortgage—Backed Securities	$564,478	$—	$—	$(564,478)	$—	$—	$—	$—	$—

Total	$4,912,005	$—	$(107,081)	$(1,111,178)	$12,072	$650,140	$(156,116)	$4,199,842	$(107,081)

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$7,413,062	$102,535	$7,515,597
Corporate Bonds	—	9,110,638	—	9,110,638
Foreign Government	—	241,738	—	241,738
Mortgage-Backed Securities	—	495,261	—	495,261
U.S. Treasury & Government Agencies	—	6,989,559	—	6,989,559

Total Fixed Income	—	24,250,258	102,535	24,352,793

Mutual Fund:
Mutual Fund	2,689,254	—	—	2,689,254
Purchased Options:
Call Options Purchased	—	96,100	—	96,100
Put Options Purchased	—	293,905	—	293,905

Total Purchased Options	—	390,005	—	390,005

Short-Term Investments:
Commercial Paper	—	1,499,069	—	1,499,069

Total Short-Term Investments	—	1,499,069	—	1,499,069

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	24,338	—	24,338
Futures**	—	17,643	—	17,643

Total Derivative Securities	—	41,981	—	41,981

Total	$2,689,254	$26,181,313	$102,535	$28,973,102

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(33,383)	—	(33,383)
Futures**	—	(83,933)	—	(83,933)
OTC—Credit Default Swaps	—	(15,331)	—	(15,331)

Total Derivative Securities	—	(132,647)	—	(132,647)

Total Investments	$2,689,254	$26,048,666	$102,535	$28,840,455

*	There were no transfers between levels during the period ended September 30, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE (S)	UNOBSERVABLE INPUT
Asset-Backed Securities
DRB Prime Student Loan Trust 2016-R A1	$51,829	Broker Quote	$101.75: Price source depth of 1
DRB Prime Student Loan Trust 2016-R A2	$50,706	Broker Quote	$99.54: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2018
Asset Backed Securities	$163,761	$2	$(580)	$(38,700)	$—	$—	$(21,946)	$102,535	$(580)

Total	$163,761	$2	$(580)	$(38,700)	$—	$—	$(21,946)	$102,535	$(580)

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$16,231,387	$—	$16,231,387
Foreign Government	—	26,172,487	—	26,172,487

Total Fixed Income	—	42,403,874	—	42,403,874

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	1,726,940	—	1,726,940
Futures**	—	42,473	—	42,473
OTC—Credit Default Swaps	—	37,420	—	37,420
OTC—Cross Currency Swaps	—	55,805	—	55,805

OTC—Interest Rate Swaps	—	126,805	—	126,805

Total Derivative Securities	—	1,989,443	—	1,989,443

Total	$—	$44,393,317	$—	$44,393,317

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(1,946,234)	—	(1,946,234)
OTC—Credit Default Swaps	—	(89,145)	—	(89,145)
OTC—Cross Currency Swaps	—	(8,072)	—	(8,072)
OTC—Interest Rate Swaps	—	(64,247)	—	(64,247)

Total Derivative Securities	—	(2,107,698)	—	(2,107,698)

Total Investments	$—	$42,285,619	$—	$42,285,619

*	There were no transfers between levels during the period ended September 30, 2018.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$18,881,466	$—	$18,881,466

Total Fixed Income	—	18,881,466	—	18,881,466

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	684,108	—	684,108
OTC—Interest Rate Swaps	—	50,931	—	50,931

Total Derivative Securities	—	735,039	—	735,039

Total	$—	$19,616,505	$—	$19,616,505

Liabilities:*
Derivative Securities:
Centrally Cleared Interest Rate Swaps	—	(42,823)	—	(42,823)
Forward Foreign Currency Exchange Contracts	—	(820,924)	—	(820,924)
OTC—Interest Rate Swaps	—	(33,415)	—	(33,415)

Total Derivative Securities	—	(897,162)	—	(897,162)

Total Investments	$—	$18,719,343	$—	$18,719,343

*	There were no transfers between levels during the period ended September 30, 2018.

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$7,133,109	$2,339,428	$—	$9,472,537

Total Equities	7,133,109	2,339,428	—	9,472,537

Mutual Fund:
Mutual Fund	—	432,046	—	432,046

Total	$7,133,109	$2,771,474	$—	$9,904,583

Total Investments	$7,133,109	$2,771,474	$—	$9,904,583

*	There were no transfers between levels during the period ended September 30, 2018.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Warrants	$—	$—	$3,397	$3,397

Total Equities	—	—	3,397	3,397

Fixed Income:
Bank Loans	—	1,059,049	—	1,059,049
Corporate Bonds	—	24,267,767	0	24,267,767

Total Fixed Income	—	25,326,816	0	25,326,816

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	4,733	—	4,733

Total	$—	$25,331,549	$3,397	$25,334,946

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(54,305)	—	(54,305)

Total Investments	$—	$25,277,244	$3,397	$25,280,641

*	There were no transfers between levels during the period ended September 30, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp Warrants	$3,397	Restructure	Priced at corporate action restructure price
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2018
Equities
Appvion Holdings Corp Warrants	$—	$—	$3,397	$—	$—	$—	$—	$3,397	$3,397
Appvion Holdings Corp Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—
Fixed Income
Corporate Bonds	$—	$—	$(241,383)	$—	$4,459	$236,924	$—	$—	$(241,383)

Total	$—	$—	$(237,986)	$—	$4,459	$236,924	$—	$3,397	$(237,986)

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$260,406	$—	$260,406
Warrants	—	—	3,801	3,801

Total Equities	—	260,406	3,801	264,207

Fixed Income:
Bank Loans	—	2,188,855	—	2,188,855
Corporate Bonds	—	53,975,095	0	53,975,095

Total Fixed Income	—	56,163,950	0	56,163,950

Total	$—	$56,424,356	$3,801	$56,428,157

Total Investments	$—	$56,424,356	$3,801	$56,428,157

*	There were no transfers between levels during the period ended September 30, 2018.

he following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2018:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp Warrants	$—	Zero Value	Valued at zero without primary asset attached
Appvion Holdings Corp Warrants	$3,801	Restructure	Priced at corporate action restructure price
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2018	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2018	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2018
Equities
Appvion Holdings Corp Warrants	$—	$—	$3,801	$—	$—	$—	$—	$3,801	$3,801
Appvion Holdings Corp Warrants	$—	$—	$—	$—	$—	$—	$—	$—	$—
Fixed Income
Corporate Bonds	$—	$—	$(270,217)	$—	$4,988	$265,229	$—	$—	$(270,217)

Total	$—	$—	$(266,416)	$—	$4,988	$265,229	$—	$3,801	$(266,416)

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2018, the following Funds had unfunded loan commitments:

Fund	Security	Par Amount
Global Floating Rate Fund	Aveanna Healthcare, LLC, 3/18/24	94,325
Global Floating Rate Fund	Nidda Healthcare Holding AG, 8/21/24	483,158
Global Credit Income Opportunities Fund	Aveanna Healthcare, LLC, 3/18/24	33,131
Global Credit Income Opportunities Fund	GFL Environmental, 5/30/25	14,744

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended September 30, 2018, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2018. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$120,578

Total	$120,578

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign	$(705)
Currency Exchange Contracts

Total	$(705)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign
Currency Exchange Contracts(1)	$60,286,601

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$62,367	$—	$62,367
Purchased Options	—	670,781	670,781

Total	$62,367	$670,781	$733,148

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(13,626)	$—	$(13,626)

Total	$(13,626)	$—	$(13,626)

	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$60,786,011	$—	$60,786,011
Purchased Options(2)	—	162	162

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$1,161,815	$—	$1,161,815
Purchased Options	3,801,769	—	3,801,769

Total	$4,963,584	$—	$4,963,584

LIABILITY DERIVATIVES	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$(758,040)	$—	$(758,040)
OTC—Swaps Contracts	$—	$(61,325)	$(61,325)

Total	$(758,040)	$(61,325)	$(819,365)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	1,859	—	1,859
Purchased Options(1)	77,660,000	—	77,660,000
OTC—Swaps Contracts(2)	$—	$520,000	$520,000

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$24,338	$—	$—	$24,338
Futures Contracts	—	17,643	—	17,643
Purchased Options	—	390,005		390,005

Total	$24,338	$407,648	$	$431,986

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(33,383)	$—	$	$(33,383)
Futures Contracts	—	(83,933)	—	(83,933)
OTC—Swaps Contracts	—	—	(15,331)	(15,331)

Total	$(33,383)	$(83,933)	$(15,331)	$(132,647)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$1,182,442	$—	$—	$1,182,442
Futures Contracts(2)	—	47	—	47
Purchased Options(2)	—	7,950,000	—	7,950,000
OTC - Swaps Contracts(1)	$—	$—	$130,000	$130,000

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$1,726,940	$—	$—	$1,726,940
Futures Contracts	$	$42,473	$—	$42,473
OTC - Swaps Contracts	55,805	126,805	37,420	220,030

Total	$1,782,745	$169,278	$37,420	$1,989,443

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(1,946,234)	$—	$	$(1,946,234)
OTC - Swaps Contracts	(8,072)	(64,247)	(89,145)	(161,464)

Total	$(1,954,306)	$(64,247)	$(89,145)	$(2,107,698)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$81,550,498	$—	$—	$81,550,498
Futures Contracts(2)	—	8	—	8
OTC - Swaps Contracts(1)	$1,867,644	$353,269,542	$7,500,000	$362,637,186

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$684,108	$—	$684,108
OTC - Swaps Contracts		50,931	50,931

Total	$684,108	$50,931	$735,039

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(820,924)	$—	$(820,924)
OTC - Swaps Contracts		(33,415)	(33,415)
Centrally Cleared Interest Rate Swaps Contracts		(42,823)	(42,823)

Total	$(820,924)	$(76,238)	$(897,162)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$33,310,149	$—	$33,310,149
OTC - Swaps Contracts(1)	$—	$142,556,801	$142,556,801
Centrally Cleared Interest Rate Swaps Contracts(1)	$—	$36,400,000	$36,400,000

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$4,733

Total	$4,733

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(54,305)

Total	$(54,305)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$7,418,548

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barings Funds Trust

By:	/s/ Daniel McGee
President (Principal Executive Officer)

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel McGee
President (Principal Executive Officer)

Date: November 29, 2018

By:	/s/ Carlene Pollock
Chief Financial Officer (Principal Financial Officer)

Date: November 29, 2018